CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
As of September 30, 2025
(amounts in thousands)

Investments—Corporate Loans (94.4% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
First Lien Debt (91.2% of Net Assets)
1251 Insurance Distribution Platform Payco, LP	Revolver	(4) (5) (6) (14)	Insurance	SOFR + 475	8.84%	3/31/2031	$831	$805	$815
1251 Insurance Distribution Platform Payco, LP	Term Loan	(2) (3) (4) (5) (14)	Insurance	SOFR + 475	8.75%	3/31/2031	14,386	14,248	14,302
222 North Miami, LLC	Term Loan, Tranche B	(4) (5) (6) (14)	Real Estate Management & Development	SOFR + 1318	17.49%	12/1/2025	13,956	13,956	14,258
AAH Topco, LLC	Delayed Draw Term Loan, Class C	(4) (5) (6) (13) (14)	Health Care Providers & Services	SOFR + 500	9.26%	12/31/2027	88	79	82
ACR Group Borrower, LLC	Delayed Draw Term Loan	(2) (3) (4) (5) (14)	Aerospace & Defense	SOFR + 475	8.75%	3/31/2028	546	542	546
ACR Group Borrower, LLC	Term Loan, Incremental	(2) (3) (4) (5) (14)	Aerospace & Defense	SOFR + 475	8.75%	3/31/2028	866	860	866
Acrisure, LLC	Term Loan, Tranche B6	(2) (3) (4)	insurance	SOFR + 300	7.16%	11/6/2030	8,168	8,168	8,145
Acuris Finance US, Inc.	Term Loan	(2) (4) (21)	Financial Services	SOFR + 375	8.05%	2/16/2028	8,977	8,977	8,974
ADPD Holdings, LLC	Revolver	(4) (5) (13) (14)	Consumer Services	SOFR + 600	10.26%	8/16/2028	888	878	811
ADPD Holdings, LLC	Term Loan	(2) (3) (4) (5) (13) (14)	Consumer Services	SOFR + 600	10.52%	8/16/2028	11,449	11,301	10,463
Advanced Web Technologies Holding Company	Term Loan, 3rd Amendment	(4) (5) (8) (14)	Containers, Packaging & Glass	SOFR + 400, 2.25% PIK	10.44%	12/17/2027	401	396	400
Advanced Web Technologies Holding Company	Delayed Draw Term Loan, 4th Amendment	(2) (4) (5) (6) (8) (14)	Containers, Packaging & Glass	SOFR + 400, 2.25% PIK	10.09%	12/17/2027	481	462	479
Advanced Web Technologies Holding Company	Term Loan, 4th Amendment	(2) (3) (4) (5) (8) (14)	Containers, Packaging & Glass	SOFR + 400, 2.25% PIK	10.09%	12/17/2027	1,037	1,025	1,036
Advanced Web Technologies Holding Company	Delayed Draw Term Loan	(2) (3) (4) (5) (8) (14)	Containers, Packaging & Glass	SOFR + 400, 2.25% PIK	10.09%	12/17/2027	734	731	734
Advanced Web Technologies Holding Company	Delayed Draw Term Loan 2	(2) (3) (4) (5) (8) (14)	Containers, Packaging & Glass	SOFR + 400, 2.25% PIK	10.09%	12/17/2027	1,062	1,057	1,061
Advanced Web Technologies Holding Company	Term Loan	(2) (3) (4) (5) (8) (14)	Containers, Packaging & Glass	SOFR + 400, 2.25% PIK	10.09%	12/17/2027	3,930	3,915	3,925
Advanced Web Technologies Holding Company	Delayed Draw Term Loan	(2) (3) (4) (5) (8) (14)	Containers, Packaging & Glass	SOFR + 400, 2.25% PIK	10.09%	12/17/2027	1,443	1,437	1,442
Advanced Web Technologies Holding Company	Revolver	(2) (3) (4) (5) (6) (8) (14)	Containers, Packaging & Glass	SOFR + 350, 2.25% PIK	9.75%	12/17/2027	45	42	45
Advisor Group, Inc.	Term Loan	(2) (4) (21)	Financial Services	SOFR + 300	7.13%	8/1/2032	15,000	14,959	14,987
AI Aqua Merger Sub, Inc.	Term Loan, Tranche B	(2) (4) (14) (21)	Commercial Services & Supplies	SOFR + 300	7.28%	7/31/2028	11,039	10,933	11,059
AI Grace AUS Bidco Pty. Ltd.	Term Loan, Tranche B	(2) (3) (4) (5) (14)	Specialty Retail	SOFR + 525	9.40%	12/17/2029	18,286	18,286	18,160
Alera Group, Inc.	Term Loan	(2) (4) (21)	Insurance	SOFR + 325	7.41%	5/30/2032	7,000	6,966	7,023
Align Precision Group, LLC	Delayed Draw Term Loan	(4) (6) (8) (14)	Aerospace & Defense	SOFR + 6.75% PIK	10.55%	7/3/2030	771	749	771
Align Precision Group, LLC	Term Loan, Tranche A1	(2) (3) (4) (8) (14)	Aerospace & Defense	SOFR + 6.75% PIK	10.75%	7/3/2030	5,926	5,926	5,926
Alliant Holdings Intermediate, LLC	Term Loan, Tranche B	(2) (4) (21)	Insurance	SOFR + 250	6.67%	9/19/2031	9,913	9,902	9,884
Allied Benefit Systems Intermediate, LLC	Delayed Draw Term Loan	(2) (4) (5)	Health Care Providers & Services	SOFR + 525	9.44%	10/31/2030	3,121	3,084	3,121

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2025
(amounts in thousands)

Investments—Corporate Loans (94.4% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Allied Benefit Systems Intermediate, LLC	Term Loan	(2) (3) (4) (5)	Health Care Providers & Services	SOFR + 525	9.41%	10/31/2030	17,018	16,817	17,018
Allied Universal Holdco, LLC	Term Loan, Tranche B	(2) (4) (21)	Commercial Services & Supplies	SOFR + 325	7.39%	8/6/2032	10,000	9,988	10,032
AllSpring Buyer, LLC	Term Loan, Tranche B	(2) (4) (21)	Financial Services	SOFR + 275	6.81%	11/1/2030	2,985	2,985	2,989
Alpine Acquisition Corp. II	Term Loan	(2) (3) (4) (5) (13) (14) (15)	Transportation	SOFR + 600	10.32%	11/30/2029	21,120	20,776	10,386
Alpine Acquisition Corp. II	Revolver	(4) (5) (6) (13) (14) (15)	Transportation	SOFR + 600	10.32%	11/30/2029	2,752	2,713	1,001
Alterra Mountain Co.	Term Loan, Tranche B9	(2) (4) (14) (21)	Hotels, Restaurants & Leisure	SOFR + 275	6.91%	8/17/2028	3,159	3,149	3,158
AmpersCap LLC	Delayed Draw Term Loan	(2) (3) (4) (5) (6) (14)	Financial Services	SOFR + 525	9.25%	12/17/2032	24,622	24,024	23,969
Amynta Agency Borrower, Inc.	Term Loan, Tranche B	(2) (3) (4)	Financial Services	SOFR + 275	6.91%	12/29/2031	3,657	3,657	3,642
Anticimex Global AB	Term Loan, Tranche B6	(2) (4) (14) (21)	Commercial Services & Supplies	SOFR + 340	7.66%	11/16/2028	610	610	611
Anticimex Global AB	Term Loan, Tranche B1	(2) (3) (4) (14)	Commercial Services & Supplies	SOFR + 340	7.44%	11/16/2028	4,883	4,839	4,888
AP Plastics Acquisition Holdings, LLC	Term Loan, Tranche B	(2) (3) (4) (5) (6) (13) (14)	Chemicals, Plastics & Rubber	SOFR + 475	9.00%	8/10/2030	18,973	18,947	18,985
AP Plastics Acquisition Holdings, LLC	Delayed Draw Term Loan	(2) (3) (4) (5) (13) (14)	Chemicals, Plastics & Rubber	SOFR + 475	8.98%	8/10/2030	128	128	128
Apex Companies Holdings, LLC	Delayed Draw Term Loan	(4) (5) (14)	Commercial Services & Supplies	SOFR + 525	9.45%	1/31/2028	756	745	755
Apex Companies Holdings, LLC	Delayed Draw Term Loan, Specified	(4) (5) (14)	Commercial Services & Supplies	SOFR + 525	9.56%	1/31/2028	147	145	147
Apex Companies Holdings, LLC	Term Loan	(2) (3) (4) (5) (14)	Commercial Services & Supplies	SOFR + 525	9.56%	1/31/2028	3,179	3,132	3,177
Apex Companies Holdings, LLC	Delayed Draw Term Loan, Tranche A	(4) (5) (14)	Commercial Services & Supplies	SOFR + 525	9.27%	1/31/2028	1,211	1,204	1,210
Apex Companies Holdings, LLC	Delayed Draw Term Loan, Tranche B	(4) (5) (14)	Commercial Services & Supplies	SOFR + 525	9.27%	1/31/2028	2,471	2,456	2,470
Apex Companies Holdings, LLC	Delayed Draw Term Loan, 3rd Amendment	(4) (5) (6) (14)	Commercial Services & Supplies	SOFR + 525	9.45%	1/31/2028	1,815	1,774	1,813
Apex Companies Holdings, LLC	Delayed Draw Term Loan, Specified	(4) (5) (14)	Commercial Services & Supplies	SOFR + 525	9.45%	1/31/2028	1,655	1,637	1,654
Apex Companies Holdings, LLC	Term Loan, Incremental	(2) (3) (4) (5) (14)	Commercial Services & Supplies	SOFR + 525	9.45%	1/31/2028	506	501	506
Applied Technical Services, LLC	Term Loan	(2) (3) (4) (5) (6) (14)	Professional Services	SOFR + 525	9.25%	4/8/2031	24,897	24,652	24,750
Applied Technical Services, LLC	Delayed Draw Term Loan, Tranche A	(4) (5) (6) (14)	Professional Services	SOFR + 525	9.25%	4/8/2031	704	692	697
Applied Technical Services, LLC	Revolver	(4) (5) (6) (14)	Professional Services	SOFR + 525	9.25%	4/8/2031	403	380	389
Appriss Health, LLC	Term Loan	(2) (3) (4) (5) (6) (13) (14)	Health Care Providers & Services	SOFR + 475	9.02%	5/6/2028	6,498	6,447	6,502

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2025
(amounts in thousands)

Investments—Corporate Loans (94.4% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Arcline FM Holdings, LLC	Term Loan	(2) (4) (21)	Aerospace & Defense	SOFR + 350	7.58%	6/24/2030	5,985	5,971	5,980
Ardonagh Midco 3 Limited	Term Loan, Tranche B	(2) (4) (21)	Insurance	SOFR + 275	6.75%	2/15/2031	4,975	4,975	4,946
Aretec Group, Inc.	Term Loan, Tranche B	(2) (4) (21)	Capital Markets	SOFR + 350	7.82%	8/9/2030	1,489	1,489	1,489
Armor Holdco Inc.	Term Loan	(2) (3) (4) (14)	Professional Services	SOFR + 375	7.92%	12/11/2028	1,926	1,915	1,924
Artifact Bidco, Inc.	Term Loan	(2) (3) (4) (5) (6) (14)	Software	SOFR + 425	8.55%	7/26/2031	17,611	17,397	17,720
Ascend Buyer, LLC	Term Loan, 4th Amendment	(2) (3) (4) (5) (6) (14)	Containers, Packaging & Glass	SOFR + 575	9.75%	9/30/2028	1,123	1,106	1,117
Ascend Buyer, LLC	Term Loan	(2) (3) (4) (5) (6) (14)	Containers, Packaging & Glass	SOFR + 575	9.75%	9/30/2028	16,200	16,023	16,148
Ascensus Holdings, Inc.	Term Loan, Tranche B	(2) (3) (4)	Financial Services	SOFR + 300	7.16%	8/2/2028	4,896	4,873	4,888
Associations, Inc.	Delayed Draw Term Loan, Special Purpose	(4) (5) (6) (13) (14)	Construction & Engineering	SOFR + 650	11.08%	7/2/2028	1,150	1,148	1,165
Associations, Inc.	Term Loan, Tranche A, 2nd Amendment	(2) (3) (4) (5) (6) (13) (14)	Construction & Engineering	SOFR + 650	11.08%	7/2/2028	38,919	38,886	39,114
Associations, Inc.	Term Loan, Tranche A	(5) (8)	Construction & Engineering	14.25% PIK	14.25%	5/3/2030	13,263	13,216	13,304
Associations, Inc.	Term Loan, Tranche B	(5) (8)	Construction & Engineering	14.25% PIK	14.25%	5/3/2030	5,065	5,047	5,080
Aston Bidco (Holding) Limited	Term Loan	(4) (13) (14)	Software	SONIA + 600	10.09%	7/31/2032	£11,329	14,593	14,855
Aston IntermediateCo Limited	Term Loan	(4) (8) (13)	Software	SONIA + 1000, 0.75% PIK	15.00%	7/31/2033	£10,513	13,541	13,786
Astra Acquisition Corp.	Term Loan, Tranche B	(2) (3) (4) (5) (14) (15)	Software	SOFR + 525	9.55%	10/25/2028	20,068	5,533	50
Asurion, LLC	Term Loan, Tranche B10	(2) (3) (4) (13)	Insurance	SOFR + 400	8.26%	8/19/2028	960	934	962
Athenahealth Group, Inc.	Term Loan, Tranche B	(2) (3) (4) (14)	Software	SOFR + 275	6.91%	2/15/2029	9,018	8,966	8,995
Athlete Buyer, LLC	Delayed Draw Term Loan A, 3rd Amendment	(2) (3) (4) (5) (13) (14)	Consumer Services	SOFR + 575	9.85%	4/26/2029	4,389	4,322	3,842
Athlete Buyer, LLC	Delayed Draw Term Loan B, 3rd Amendment	(4) (5) (13) (14)	Consumer Services	SOFR + 575	9.85%	4/26/2029	13,399	13,200	11,731
Athlete Buyer, LLC	Delayed Draw Term Loan C, 3rd Amendment	(4) (5) (6) (13) (14)	Consumer Services	SOFR + 575	9.85%	4/26/2029	4,040	3,932	3,118
Athlete Buyer, LLC	Delayed Draw Term Loan, Tranche A	(2) (3) (4) (5) (6) (13) (14)	Consumer Services	SOFR + 575	9.85%	4/26/2029	3,046	2,894	1,742
Athlete Buyer, LLC	Revolver	(4) (5) (6) (13) (14)	Consumer Services	SOFR + 575	9.85%	4/26/2029	894	875	712
Athlete Buyer, LLC	Delayed Draw Term Loan, Tranche D	(2) (3) (4) (5) (13) (14)	Consumer Services	SOFR + 575	9.85%	4/26/2029	1,483	1,461	1,299
Atlas US Finco, Inc.	Term Loan, 3rd Amendment	(2) (3) (4) (5) (6) (14)	Software	SOFR + 475	9.08%	12/9/2029	14,018	13,941	14,030
Atlas US Finco, Inc.	Term Loan	(2) (3) (4) (14)	Software	SOFR + 475	9.08%	12/9/2029	2,861	2,803	2,864
Atlas US Finco, Inc.	Term Loan, Incremental	(2) (3) (4) (5) (14)	Software	SOFR + 475	9.08%	12/9/2029	1,325	1,305	1,326
AuditBoard, Inc.	Term Loan	(2) (3) (4) (5) (6) (14)	Software	SOFR + 450	8.50%	7/12/2031	15,000	14,787	14,882
Avalara, Inc.	Term Loan	(2) (4) (21)	Financial Services	SOFR + 325	7.25%	3/20/2032	6,983	6,950	6,981

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2025
(amounts in thousands)

Investments—Corporate Loans (94.4% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Azurite Intermediate Holdings, Inc.	Delayed Draw Term Loan	(2) (3) (4) (5) (14)	Software	SOFR + 600	10.16%	3/19/2031	14,906	14,697	15,055
Azurite Intermediate Holdings, Inc.	Term Loan	(2) (3) (4) (5) (6) (14)	Software	SOFR + 600	10.16%	3/19/2031	6,559	6,448	6,624
Barnes & Noble, Inc.	Term Loan	(2) (3) (4) (11) (14)	Specialty Retail	SOFR + 716	11.42%	5/7/2030	1,658	1,623	1,635
Bausch & Lomb Corp.	Term Loan	(2) (4) (21)	Health Care Providers & Services	SOFR + 400	8.17%	9/29/2028	4,900	4,868	4,894
Bausch & Lomb Corp.	Term Loan, Tranche B	(2) (4) (21)	Health Care Providers & Services	SOFR + 400	8.16%	12/18/2030	9,975	9,927	9,967
BCPE Empire Holdings, Inc.	Term Loan, Tranche B	(2) (4) (21)	Trading Companies & Distributors	SOFR + 325	7.38%	12/11/2030	1,481	1,479	1,478
BCPE Pequod Buyer, Inc.	Term Loan, Tranche B	(2) (3) (4)	Containers, Packaging & Glass	SOFR + 300	7.16%	9/19/2031	7,232	7,199	7,241
Bedford Beverly B, LLC	Term Loan, Building	(2) (4) (5) (6) (14) (20)	Real Estate Management & Development	SOFR + 775	12.06%	9/2/2026	23,782	23,716	23,782
Bedford Beverly B, LLC	Term Loan, Land	(2) (4) (5) (14) (20)	Real Estate Management & Development	SOFR + 775	12.06%	9/2/2026	9,719	9,696	9,719
Bedford Beverly B, LLC	Term Loan, Project	(2) (4) (5) (6) (14) (20)	Real Estate Management & Development	SOFR + 775	12.06%	9/2/2026	5,164	5,147	5,164
Berlin Packaging, LLC	Term Loan, Tranche B7	(2) (3) (4) (14)	Containers, Packaging & Glass	SOFR + 325	7.25%	3/11/2028	3,935	3,880	3,945
Bianalisi S.p.A.	Delayed Draw Term Loan	(4) (5) (6)	Health Care Providers & Services	EURIBOR + 600	7.98%	2/26/2032	€7,762	8,474	8,723
Bianalisi S.p.A.	Term Loan	(4) (5)	Health Care Providers & Services	EURIBOR + 600	7.98%	2/26/2032	€35,485	36,350	40,828
Big Bus Tours Bidco Ltd.	Term Loan, Tranche B	(2) (3) (4) (5) (8)	Hotels, Restaurants & Leisure	EURIBOR + 810, 0.25% PIK	10.38%	6/4/2031	€16,730	17,748	19,102
Big Bus Tours Bidco Ltd.	Term Loan, Tranche B	(2) (3) (4) (5) (8)	Hotels, Restaurants & Leisure	SOFR + 810, 0.25% PIK	12.66%	6/4/2031	27,054	26,357	26,310
Big Bus Tours Bidco Ltd.	Delayed Draw Term Loan, Acquisition Facility	(2) (3) (4) (8)	Hotels, Restaurants & Leisure	EURIBOR + 810, 0.25% PIK	10.38%	6/4/2031	€1,144	1,327	1,307
Big Bus Tours Bidco Ltd.	Delayed Draw Term Loan, Capex Facility	(2) (3) (4) (5) (6) (8)	Hotels, Restaurants & Leisure	SOFR + 810, 0.25% PIK	12.66%	6/4/2031	1,413	1,333	1,324
Bingo Group Buyer, Inc.	Delayed Draw Term Loan	(4) (5) (6) (14)	Commercial Services & Supplies	SOFR + 500	9.00%	7/10/2031	2,204	2,176	2,204
Bingo Group Buyer, Inc.	Revolver	(4) (5) (6) (14)	Commercial Services & Supplies	SOFR + 500	9.00%	7/10/2031	31	21	31
Bingo Group Buyer, Inc.	Term Loan	(2) (3) (4) (5) (14)	Commercial Services & Supplies	SOFR + 475	8.75%	7/10/2031	8,520	8,428	8,520
BlueCat Networks, Inc.	Delayed Draw Term Loan, Tranche A	(4) (5) (8) (14)	Software	SOFR + 600, 1.00% PIK	11.06%	8/8/2028	453	448	442
BlueCat Networks, Inc.	Delayed Draw Term Loan, Tranche B	(4) (5) (8) (14)	Software	SOFR + 600, 1.00% PIK	11.06%	8/8/2028	167	165	163
BlueCat Networks, Inc.	Term Loan, Tranche A	(2) (3) (4) (5) (8) (14)	Software	SOFR + 500, 1.00% PIK	10.06%	8/8/2028	3,218	3,184	3,143

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2025
(amounts in thousands)

Investments—Corporate Loans (94.4% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
BlueCat Networks, Inc.	Term Loan	(2) (3) (4) (5) (8) (14)	Software	SOFR + 500, 1.00% PIK	10.06%	8/8/2028	9,001	8,895	8,790
Boxer Parent Company Inc.	Term Loan, Tranche B	(2) (3) (4)	Software	SOFR + 575	9.95%	7/30/2031	4,975	4,964	4,964
BradyPLUS Holdings, LLC	Delayed Draw Term Loan	(4) (5) (6) (14)	Distributors	SOFR + 500	9.15%	10/31/2029	255	244	255
BradyPLUS Holdings, LLC	Term Loan, Tranche B	(2) (3) (4) (5) (14)	Distributors	SOFR + 500	9.31%	10/31/2029	26,305	25,915	26,305
BroadStreet Partners, Inc.	Term Loan, Tranche B4	(2) (3) (4)	Insurance	SOFR + 275	6.91%	6/13/2031	4,919	4,883	4,923
Bullhorn, Inc.	Term Loan	(2) (3) (4) (5) (14)	Software	SOFR + 500	9.16%	10/1/2029	5,756	5,744	5,723
Bullhorn, Inc.	Delayed Draw Term Loan, 8th Amendment	(4) (5) (6)	Software	SOFR + 500	9.16%	10/1/2029	16,700	16,629	16,597
Bullhorn, Inc.	Term Loan	(2) (3) (4) (5) (14)	Software	SONIA + 500	8.97%	10/1/2029	£10,422	13,025	13,938
Bullhorn, Inc.	Revolver	(2) (4) (5) (6)	Software	SOFR + 500	9.16%	10/1/2029	184	180	177
CD&R Hydra Buyer, Inc.	Term Loan, Tranche B	(2) (3) (4)	Trading Companies & Distributors	SOFR + 400	8.16%	3/25/2031	2,952	2,946	2,932
Celerion Buyer, Inc.	Term Loan	(2) (3) (4) (5) (6) (14)	Health Care Providers & Services	SOFR + 500	9.25%	11/5/2029	1,533	1,502	1,542
Celerion Buyer, Inc.	Term Loan, 2nd Amendment	(2) (3) (4) (5) (14)	Health Care Providers & Services	SOFR + 500	9.25%	11/5/2029	849	841	853
Central Parent, Inc.	Term Loan, Tranche B	(2) (4) (21)	Software	SOFR + 325	7.55%	7/6/2029	7,980	6,406	6,885
Ceva Sante Animale S.A.	Term Loan, Tranche B	(2) (3) (4)	Health Care Providers & Services	SOFR + 275	6.98%	11/1/2030	1,970	1,955	1,971
CFC Bidco 2022 Ltd.	Term Loan, Tranche B	(2) (3) (4)	Insurance	SOFR + 375	8.04%	5/30/2032	5,000	4,951	4,763
Chamberlain Group, Inc.	Term Loan, Tranche B	(2) (4) (21)	Construction & Engineering	SOFR + 300	7.16%	7/22/2032	12,930	12,914	12,935
City Football Group Ltd.	Term Loan	(2) (3) (4) (13) (14)	Hotels, Restaurants & Leisure	SOFR + 350	7.78%	7/21/2030	6,855	6,838	6,850
Clarios Global LP	Term Loan, Tranche B	(2) (4) (21)	Automotives	SOFR + 275	6.91%	1/28/2032	8,500	8,490	8,497
Cliffwater LLC	Term Loan, 2nd Amendment	(2) (3) (4) (5) (6) (14)	Financial Services	SOFR + 500	9.28%	4/22/2032	27,264	26,980	27,145
Cloud Software Group, Inc.	Term Loan, Tranche B	(2) (3) (4) (14)	Software	SOFR + 325	7.25%	3/21/2031	4,975	4,944	4,992
Cloud Software Group, Inc.	Term Loan, Tranche B	(2) (4) (14) (21)	Software	SOFR + 325	7.25%	8/7/2032	9,000	9,000	9,026
Clydesdale Acquisition Holdings, Inc.	Term Loan, Tranche B	(2) (4) (21)	Containers, Packaging & Glass	SOFR + 325	7.38%	3/27/2032	8,823	8,760	8,807
Clydesdale Acquisition Holdings, Inc.	Delayed Draw Term Loan	(2) (4) (6) (21)	Containers, Packaging & Glass	SOFR + 325	7.24%	3/27/2032	5	4	4
Cobham Ultra SeniorCo S.a.r.l.	Term Loan, Tranche B	(2) (3) (4) (13) (14)	Electronic Equipment, Instruments & Components	SOFR + 375	8.37%	8/3/2029	2,911	2,911	2,910
Cordstrap Holding B.V.	Term Loan	(2) (3) (8)	Transportation	11.00% PIK	11.00%	7/4/2027	1,206	1,420	1,416
ConnectWise, LLC	Term Loan, Tranche B	(2) (4) (14) (21)	Software	SOFR + 350	7.80%	9/29/2028	11,846	11,823	11,859
CoreLogic, Inc.	Term Loan	(2) (4) (13) (14) (21)	Commercial Services & Supplies	SOFR + 350	7.78%	6/2/2028	7,049	7,039	7,042
CoreWeave Compute Acquisition Co., II, LLC	Delayed Draw Term Loan	(4) (5)	Electronic Equipment, Instruments & Components	SOFR + 962	13.62%	7/30/2028	2,939	2,907	2,969

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2025
(amounts in thousands)

Investments—Corporate Loans (94.4% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
CoreWeave Compute Acquisition Co., IV, LLC	Delayed Draw Term Loan 1	(4) (5) (14)	Electronic Equipment, Instruments & Components	SOFR + 600	10.00%	6/28/2029	2,226	2,201	2,198
CoreWeave Compute Acquisition Co., IV, LLC	Delayed Draw Term Loan 9	(4) (5) (14)	Electronic Equipment, Instruments & Components	SOFR + 600	10.32%	2/5/2030	4,420	4,358	4,365
CoreWeave Compute Acquisition Co., IV, LLC	Delayed Draw Term Loan 10	(4) (5) (14)	Electronic Equipment, Instruments & Components	SOFR + 600	10.00%	3/20/2030	647	638	639
CoreWeave Compute Acquisition Co., IV, LLC	Delayed Draw Term Loan 11	(4) (5) (14)	Electronic Equipment, Instruments & Components	SOFR + 600	10.32%	4/23/2030	3,849	3,794	3,801
CoreWeave Compute Acquisition Co., IV, LLC	Delayed Draw Term Loan 12	(4) (5) (14)	Electronic Equipment, Instruments & Components	SOFR + 600	10.32%	4/25/2030	936	923	924
CoreWeave Compute Acquisition Co., IV, LLC	Delayed Draw Term Loan 13	(4) (5) (14)	Electronic Equipment, Instruments & Components	SOFR + 600	10.21%	5/21/2030	517	510	511
CoreWeave Compute Acquisition Co., IV, LLC	Delayed Draw Term Loan 14	(4) (14)	Electronic Equipment, Instruments & Components	SOFR + 600	10.22%	8/26/2030	588	579	581
CoreWeave Compute Acquisition Co., IV, LLC	Delayed Draw Term Loan 15	(4) (14)	Electronic Equipment, Instruments & Components	SOFR + 650	10.22%	8/26/2030	191	188	189
CoreWeave Compute Acquisition Co., IV, LLC	Delayed Draw Term Loan 2	(4) (5) (14)	Electronic Equipment, Instruments & Components	SOFR + 600	10.31%	7/26/2029	3,333	3,294	3,292
CoreWeave Compute Acquisition Co., IV, LLC	Delayed Draw Term Loan 3	(4) (5) (14)	Electronic Equipment, Instruments & Components	SOFR + 600	10.20%	8/27/2029	6,522	6,446	6,441
CoreWeave Compute Acquisition Co., IV, LLC	Delayed Draw Term Loan 4	(4) (5) (14)	Electronic Equipment, Instruments & Components	SOFR + 600	10.21%	10/11/2029	8,303	8,206	8,199
CoreWeave Compute Acquisition Co., IV, LLC	Delayed Draw Term Loan 5	(4) (5) (14)	Electronic Equipment, Instruments & Components	SOFR + 600	10.31%	10/28/2029	4,264	4,214	4,211
CoreWeave Compute Acquisition Co., IV, LLC	Delayed Draw Term Loan 6	(4) (5) (14)	Electronic Equipment, Instruments & Components	SOFR + 600	10.20%	11/25/2029	4,823	4,767	4,763
CoreWeave Compute Acquisition Co., IV, LLC	Delayed Draw Term Loan 7	(4) (5) (14)	Electronic Equipment, Instruments & Components	SOFR + 600	10.07%	12/10/2029	2,351	2,324	2,322
CoreWeave Compute Acquisition Co., IV, LLC	Delayed Draw Term Loan 8	(4) (5) (14)	Electronic Equipment, Instruments & Components	SOFR + 600	10.00%	12/31/2029	4,080	4,030	4,029
CoreWeave Compute Acquisition Co., IV, LLC	Delayed Draw Term Loan, 5th Amendment	(4)	Electronic Equipment, Instruments & Components	SOFR + 425	8.25%	9/30/2030	20,693	20,383	20,383
Cornerstone Building Brands, Inc.	Term Loan, Tranche B	(2) (4) (21)	Building Products	SOFR + 450	8.65%	5/15/2031	11,060	10,768	10,037
Cornerstone Building Brands, Inc.	Term Loan	(4)	Building Products	SOFR + 563	9.78%	8/1/2028	9,459	9,415	9,065
Cotiviti Holdings, Inc.	Term Loan	(2) (4) (5) (21)	Health Care Technology	SOFR + 275	7.03%	5/1/2031	4,930	4,918	4,838
Cotiviti Holdings, Inc.	Term Loan, 2nd Amendment	(2) (4) (21)	Health Care Technology	SOFR + 275	7.03%	3/26/2032	4,988	4,940	4,892
Coupa Holdings, LLC	Term Loan	(2) (3) (4) (5) (6) (14)	Software	SOFR + 525	9.56%	2/27/2030	6,398	6,268	6,433
CP Developer S.a.r.l.	Term Loan	(2) (3) (4) (5) (8) (14)	Real Estate Management & Development	EURIBOR + 800, 4.00% PIK	14.03%	5/21/2026	€13,496	14,402	15,687
Creative Artists Agency, LLC	Term Loan, Tranche B	(2) (4) (21)	Media: Advertising, Printing & Publishing	SOFR + 250	6.83%	10/1/2031	1,990	1,990	1,992
CST Holding Company	Term Loan	(2) (3) (4) (5) (6) (13) (14)	Consumer Goods: Non-Durable	SOFR + 500	9.26%	11/1/2028	2,424	2,377	2,425

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2025
(amounts in thousands)

Investments—Corporate Loans (94.4% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Daffodil Bidco Ltd.	Term Loan, Tranche B1	(2) (3) (4) (5) (8)	Financial Services	SONIA + 378, 4.22% PIK	11.97%	4/30/2031	£30,353	37,862	41,333
Daffodil Bidco Ltd.	Term Loan, Tranche B1	(4) (5) (8)	Financial Services	SONIA + 12.50% PIK	16.47%	4/30/2031	£30,983	39,035	43,128
Daffodil Bidco Ltd.	Term Loan, Tranche B2	(2) (3) (4) (5) (8)	Financial Services	SONIA + 378, 4.22% PIK	11.97%	4/30/2031	£3,805	5,033	5,617
Daffodil Bidco Ltd.	Term Loan, Tranche B2	(4) (5) (8)	Financial Services	SONIA + 12.50% PIK	16.47%	4/30/2031	£3,301	4,368	5,171
Dance Midco S.a.r.l.	Term Loan, Tranche B1	(2) (3) (4) (5)	Hotels, Restaurants & Leisure	EURIBOR + 550	7.53%	10/25/2031	€38,383	40,882	44,613
Dance Midco S.a.r.l.	Delayed Draw Term Loan, Tranche B2	(4) (5) (6)	Hotels, Restaurants & Leisure	EURIBOR + 500	7.03%	10/25/2031	€8,509	8,486	9,745
DCA Investment Holdings, LLC	Term Loan, Incremental	(2) (3) (4) (5) (14)	Health Care Providers & Services	SOFR + 641	10.41%	4/3/2028	1,431	1,424	1,352
DCA Investment Holdings, LLC	Delayed Draw Term Loan	(2) (3) (4) (5) (14)	Health Care Providers & Services	SOFR + 641	10.41%	4/3/2028	475	473	449
DCA Investment Holdings, LLC	Term Loan	(2) (3) (4) (5) (14)	Health Care Providers & Services	SOFR + 641	10.41%	4/3/2028	3,160	3,140	2,985
DCA Investment Holdings, LLC	Delayed Draw Term Loan, 3rd Amendment	(2) (4) (5) (14)	Health Care Providers & Services	SOFR + 650	10.50%	4/3/2028	608	598	576
Deerfield Dakota Holding, LLC	Term Loan	(2) (3) (4) (6) (8) (14)	Financial Services	SOFR + 300, 2.75% PIK	9.81%	9/13/2032	59,254	58,610	58,606
Delta TopCo, Inc.	Term Loan, Tranche B	(2) (3) (4)	Computers and Electronics Retail	SOFR + 275	7.02%	11/30/2029	4,950	4,940	4,889
Deltatre Bidco Limited	Term Loan	(2) (3) (4) (5)	Entertainment	SOFR + 775	12.04%	9/14/2028	5,813	5,719	5,348
Deltatre Bidco Limited	Term Loan, Tranche B Facility	(2) (3) (4) (5)	Entertainment	EURIBOR + 775	9.87%	9/14/2028	€20,663	22,289	22,318
Denali Intermediate Holdings, Inc.	Term Loan	(2) (3) (4) (6) (14)	Professional Services	SOFR + 550	9.67%	8/26/2032	7,186	7,108	7,107
Denali Midco 2, LLC	Delayed Draw Term Loan, 2022-1	(4) (5) (14)	Consumer Services	SOFR + 525	9.41%	12/22/2028	562	554	559
Denali Midco 2, LLC	Delayed Draw Term Loan, 2023-1	(4) (5) (14)	Consumer Services	SOFR + 525	9.41%	12/22/2028	6,343	6,262	6,310
Denali Midco 2, LLC	Delayed Draw Term Loan, Tranche 2A	(4) (5) (14)	Consumer Services	SOFR + 525	9.41%	12/22/2028	1,308	1,290	1,301
Denali Midco 2, LLC	Delayed Draw Term Loan, Tranche 2B	(4) (5) (14)	Consumer Services	SOFR + 525	9.41%	12/22/2028	281	277	279
Denali Midco 2, LLC	Delayed Draw Term Loan, Tranche 3	(4) (5) (14)	Consumer Services	SOFR + 525	9.41%	12/22/2028	957	943	952
Denali Midco 2, LLC	Delayed Draw Term Loan, Tranche 4	(4) (5) (14)	Consumer Services	SOFR + 525	9.41%	12/22/2028	1,132	1,116	1,126
Denali Midco 2, LLC	Term Loan, Incremental	(2) (3) (4) (5) (6) (14)	Consumer Services	SOFR + 525	9.41%	12/22/2028	4,201	4,009	4,120
DG Investment Intermediate Holdings 2, Inc.	Term Loan	(2) (4) (14) (21)	Software	SOFR + 375	7.91%	3/31/2028	5,690	5,664	5,697
Digital Intelligence Systems, LLC	Term Loan	(2) (3) (4) (5) (13)	Consumer Services	SOFR + 725	11.54%	2/19/2030	25,317	24,859	24,937

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2025
(amounts in thousands)

Investments—Corporate Loans (94.4% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Diligent Corporation	Term Loan, Tranche A1	(2) (3) (4) (5) (6) (14)	Telecommunications	SOFR + 500	9.20%	8/4/2030	32,103	31,855	32,289
Diligent Corporation	Revolver	(4) (5) (6) (14)	Telecommunications	SOFR + 500	9.20%	8/4/2030	378	358	378
Diligent Corporation	Term Loan, Tranche A1	(2) (3) (4) (5) (14)	Telecommunications	SOFR + 500	9.20%	8/4/2030	5,503	5,466	5,531
Disco Parent, Inc.	Term Loan, Tranche B	(2) (4) (21)	Software	SOFR + 325	7.48%	8/1/2032	4,500	4,489	4,511
Dwyer Instruments, Inc.	Term Loan, 4th Amendment	(2) (3) (4) (5) (6) (14)	Electronic Equipment, Instruments & Components	SOFR + 475	8.75%	7/1/2029	21,722	21,515	21,722
Dwyer Instruments, Inc.	Delayed Draw Term Loan	(4) (5) (14)	Electronic Equipment, Instruments & Components	SOFR + 475	8.75%	7/21/2029	971	964	971
Dwyer Instruments, Inc.	Delayed Draw Term Loan, Upsize	(4) (5) (14)	Electronic Equipment, Instruments & Components	SOFR + 475	8.75%	7/21/2029	1,390	1,379	1,390
Dwyer Instruments, Inc.	Revolver	(4) (5) (6) (14)	Electronic Equipment, Instruments & Components	SOFR + 475	8.75%	7/20/2029	436	400	436
Dwyer Instruments, Inc.	Term Loan	(2) (3) (4) (5) (14)	Electronic Equipment, Instruments & Components	SOFR + 475	8.75%	7/21/2029	18,942	18,798	18,942
EAB Global, Inc.	Term Loan	(2) (3) (4)	Professional Services	SOFR + 300	7.32%	8/16/2028	4,892	4,868	4,759
EFS Cogen Holdings I, LLC	Term Loan, Tranche B	(2) (3) (4) (14)	Utilities	SOFR + 300	7.00%	10/1/2027	8,357	8,334	8,405
Einstein Parent, Inc.	Term Loan	(2) (3) (4) (5) (6) (14)	Software	SOFR + 650	10.83%	1/22/2031	45,557	44,641	44,384
Electronics for Imaging, Inc.	Term Loan	(2) (3) (4) (14)	High Tech Industries	SOFR + 510	9.41%	7/23/2026	4,616	4,063	3,056
Element Materials Technology Group US Holdings, Inc.	Term Loan	(2) (4) (14) (21)	Professional Services	SOFR + 368	7.97%	7/6/2029	6,581	6,569	6,616
Eliassen Group, LLC	Delayed Draw Term Loan	(4) (5) (14)	Professional Services	SOFR + 575	9.91%	4/14/2028	1,196	1,188	1,164
Eliassen Group, LLC	Term Loan	(2) (3) (4) (5) (14)	Professional Services	SOFR + 575	9.75%	4/14/2028	19,811	19,665	19,273
Ellkay, LLC	Term Loan, 5th Amendment	(2) (3) (4) (6) (8) (13) (14)	Health Care Providers & Services	SOFR + 425, 2.00% PIK	10.63%	9/14/2027	14,159	14,017	14,222
Embark Intermediate Holdings, LLC	Term loan, Tranche B	(2) (3) (4) (6) (14)	Professional Services	SOFR + 450	8.67%	9/2/2032	5,952	5,834	5,833
Engineered Machinery Holdings, Inc.	Term Loan, Incremental	(2) (3) (4) (13) (14)	Capital Equipment	SOFR + 350	7.76%	5/19/2028	1,925	1,921	1,934
Enkindle Ltd.	Delayed Draw Term Loan	(4) (5) (6)	Financial Services	SONIA + 350	7.47%	4/16/2031	£826	894	926
Enkindle Ltd.	Term Loan, Acquisition	(4) (5) (6)	Financial Services	SONIA + 350	7.47%	4/16/2031	£680	805	822
Enkindle Ltd.	Term Loan, Tranche B2	(4) (11)	Financial Services	SONIA + 350	7.47%	4/16/2031	£10,206	13,450	13,382
Enverus Holdings, Inc.	Term Loan	(2) (3) (4) (5) (6)	Software	SOFR + 550	9.66%	12/22/2029	19,958	19,728	19,908
Enverus Holdings, Inc.	Revolver	(4) (5) (6)	Software	SOFR + 550	9.65%	12/22/2029	63	47	60
EOC Borrower, LLC	Term Loan, Tranche B	(2) (4) (5) (21)	Media: Advertising, Printing & Publishing	SOFR + 300	7.16%	3/24/2032	2,743	2,730	2,742
Epicor Software Corp.	Term Loan	(2) (4) (21)	Software	SOFR + 275	6.66%	5/30/2031	11,159	11,126	11,168
Espresso Bidco Inc.	Term Loan	(2) (3) (4) (5) (6) (8) (14)	Software	SOFR + 263, 3.13% PIK	9.75%	3/25/2032	23,571	23,113	23,401
Essential Services Holding Corp.	Term Loan	(2) (3) (4) (5) (6) (14)	Commercial Services & Supplies	SOFR + 500	9.32%	6/17/2031	30,334	30,025	30,254

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2025
(amounts in thousands)

Investments—Corporate Loans (94.4% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Essential Services Holding Corp.	Revolver	(4) (5) (6) (14)	Commercial Services & Supplies	SOFR + 500	9.19%	6/17/2031	744	714	735
Excel Fitness Holdings, Inc.	Term Loan	(2) (3) (4) (5) (6) (14)	Hotels, Restaurants & Leisure	SOFR + 525	9.25%	4/27/2029	6,094	6,014	6,094
Excel Fitness Holdings, Inc.	Delayed Draw Term Loan, 4th Amendment	(4) (5) (6) (14)	Hotels, Restaurants & Leisure	SOFR + 550	9.50%	4/27/2029	464	440	464
Excel Fitness Holdings, Inc.	Delayed Draw Term Loan	(4) (5)	Hotels, Restaurants & Leisure	SOFR + 550	9.50%	4/27/2029	1,833	1,802	1,833
Excel Fitness Holdings, Inc.	Term Loan	(2) (3) (4) (5)	Hotels, Restaurants & Leisure	SOFR + 550	9.50%	4/27/2029	3,648	3,585	3,648
Excelitas Technologies Corp.	Term Loan	(2) (3) (4) (5) (6) (14)	Capital Equipment	SOFR + 525	9.41%	8/13/2029	49,599	49,561	49,599
Excelitas Technologies Corp.	Term Loan	(2) (3) (4) (5) (14)	Capital Equipment	EURIBOR + 525	7.16%	8/13/2029	€3,858	4,183	4,529
FCG Acquisitions, Inc.	Term Loan, Tranche B	(2) (3) (4) (14)	Commercial Services & Supplies	SOFR + 325	7.41%	3/31/2028	6,797	6,779	6,808
Fertitta Entertainment, LLC	Term Loan, Tranche B	(2) (3) (4) (14)	Hotels, Restaurants & Leisure	SOFR + 325	7.57%	1/27/2029	7,809	7,766	7,795
Finastra USA, Inc.	Term Loan	(2) (4) (21)	Software	SOFR + 400	7.98%	7/30/2032	25,000	24,795	24,884
Finastra USA, Inc.	Term Loan	(2) (3) (4) (5) (14)	Software	SOFR + 725	11.29%	9/13/2029	10,000	9,853	10,100
First Advantage Holdings, LLC	Term Loan, Tranche B	(2) (4) (21)	Professional Services	SOFR + 325	7.41%	10/31/2031	4,406	4,387	4,289
Floating Infrastructure Holdings Finance, LLC	Term Loan, Tranche A	(2) (3) (5)	Transportation	9.00%	9.00%	8/13/2027	13,033	12,922	13,033
Flynn Restaurant Group LP	Term Loan, Incremental	(2) (4) (21)	Hotels, Restaurants & Leisure	SOFR + 375	7.91%	1/28/2032	9,812	9,750	9,821
Focus Financial Partners, LLC	Term Loan, Tranche B Incremental	(2) (3) (4)	Capital Markets	SOFR + 275	6.91%	9/15/2031	9,925	9,903	9,926
FPG Intermediate Holdco, LLC	Term Loan, 15th Amendment, Tranche A	(4)	Consumer Services	SOFR + 500	8.98%	6/30/2029	16	16	16
FPG Intermediate Holdco, LLC	Term Loan, 15th Amendment, Tranche B	(4) (11) (15)	Consumer Services	SOFR + 500	8.98%	6/30/2029	6	6	6
FPG Intermediate Holdco, LLC	Delayed Draw Term Loan, Tranche B	(4) (6)	Consumer Services	SOFR + 500	8.98%	6/30/2029	4	4	4
FPG Intermediate Holdco, LLC	Delayed Draw Term Loan	(4) (5)	Consumer Services	SOFR + 500	8.98%	3/5/2027	3	3	3
Fullsteam Operations LLC	Term Loan	(2) (3) (4) (6) (14)	Software	SOFR + 525	9.23%	8/8/2031	8,164	8,048	8,046
Galileo Parent, Inc.	Revolver	(4) (5) (6) (14)	Telecommunications	SOFR + 575	9.75%	5/3/2029	4,743	4,743	4,743
Galileo Parent, Inc.	Term Loan	(2) (3) (4) (5) (14)	Telecommunications	SOFR + 575	9.75%	5/3/2030	45,468	45,468	45,759
Generator U.S. Buyer, Inc.	Term Loan	(2) (3) (4) (5) (14)	Machinery	SOFR + 525	9.25%	7/22/2030	3,795	3,738	3,767
Genesys Cloud Services Holdings II, LLC	Term Loan, Tranche B	(2) (4) (21)	Software	SOFR + 250	6.66%	1/30/2032	8,965	8,944	8,900
GFL Environmental Services Inc.	Term Loan, Tranche B	(2) (4) (21)	Utilities	SOFR + 250	6.67%	2/4/2032	5,000	5,000	4,993
Global Medical Response, Inc.	Term Loan, Tranche B	(2) (4) (21)	Health Care Providers & Services	SOFR + 350	7.63%	9/11/2032	10,000	9,975	10,001
Greenhouse Software, Inc.	Term Loan, 2nd Amendment	(2) (3) (4) (5) (6) (14)	Software	SOFR + 625	10.54%	9/1/2028	1,600	1,573	1,600
Greenhouse Software, Inc.	Term Loan	(2) (3) (4) (5) (14)	Software	SOFR + 625	10.54%	9/1/2028	7,598	7,549	7,598

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2025
(amounts in thousands)

Investments—Corporate Loans (94.4% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Gryphon Debt Merger Sub, Inc.	Term Loan, Tranche B	(2) (4) (21)	Electronic Equipment, Instruments & Components	SOFR + 300	7.30%	6/18/2032	5,000	4,975	5,011
GS AcquisitionCo, Inc.	Delayed Draw Term Loan, 7th Supplemental	(4) (5) (6) (14)	Software	SOFR + 525	9.25%	5/25/2028	174	173	174
GS AcquisitionCo, Inc.	Revolver	(4) (5) (6) (14)	Software	SOFR + 525	9.25%	5/25/2028	218	216	218
GS AcquisitionCo, Inc.	Term Loan	(2) (3) (4) (5) (14)	Software	SOFR + 525	9.25%	5/25/2028	13,659	13,630	13,659
Guidehouse LLP	Term Loan	(2) (3) (4) (5) (8) (14)	Sovereign & Public Finance	SOFR + 300, 2.00% PIK	9.32%	12/14/2030	40,378	40,377	40,378
Gymspa SAS	Term Loan, Acquisition	(4) (5) (8)	Hotels, Restaurants & Leisure	EURIBOR + 600, 2.00% PIK	10.03%	5/14/2031	€3,691	4,005	4,247
Gymspa SAS	Delayed Draw Term Loan	(4) (5) (6) (8)	Hotels, Restaurants & Leisure	EURIBOR + 600, 2.00% PIK	10.03%	5/14/2031	€923	951	1,029
Gymspa SAS	Term Loan	(4) (5) (8)	Hotels, Restaurants & Leisure	EURIBOR + 600, 2.00% PIK	10.03%	5/14/2031	€19,839	21,525	22,827
Hadrian Acquisition Limited	Delayed Draw Term Loan	(2) (3) (4) (5) (6) (8) (11) (14)	Financial Services	SONIA + 516, 3.18% PIK	12.31%	2/28/2029	£4,263	5,123	5,815
Hadrian Acquisition Limited	Term Loan, Acquisition	(2) (3) (4) (5) (8) (11) (14)	Financial Services	SONIA + 516, 3.18% PIK	12.31%	2/28/2029	£7,626	10,033	10,308
Hadrian Acquisition Limited	Term Loan, Tranche B2	(2) (3) (4) (5) (8) (11) (14)	Financial Services	SONIA + 516, 3.18% PIK	12.31%	2/28/2029	£20,570	26,992	27,803
Heartland Home Services, Inc.	Term Loan	(2) (3) (4) (5) (13) (14)	Consumer Services	SOFR + 600	10.10%	12/15/2026	6,734	6,707	6,540
Heartland Home Services, Inc.	Delayed Draw Term Loan, 2nd Amendment	(4) (5) (13) (14)	Consumer Services	SOFR + 575	9.85%	12/15/2026	4,728	4,715	4,579
Heartland Home Services, Inc.	Delayed Draw Term Loan, 1st Amendment	(4) (5) (13) (14)	Consumer Services	SOFR + 600	10.10%	12/15/2026	8,432	8,393	8,189
Heartland Home Services, Inc.	Delayed Draw Term Loan	(2) (3) (4) (5) (13) (14)	Consumer Services	SOFR + 600	10.10%	12/15/2026	2,237	2,226	2,172
Heartland Home Services, Inc.	Revolver	(4) (5) (6) (14)	Consumer Services	SOFR + 600	10.16%	12/15/2026	292	289	272
Helios Software Holdings, Inc.	Term Loan, Tranche B	(2) (3) (4)	Financial Services	SOFR + 300	7.00%	7/18/2030	5,092	5,000	5,093
HelpSystems Holdings Inc.	Term Loan	(2) (4) (13) (14) (21)	Software	SOFR + 400	8.41%	11/29/2026	7,937	7,410	7,474
Hercules Borrower, LLC	Term Loan, 8th Amendment	(2) (3) (4) (6) (14)	Environmental Industries	SOFR + 475	8.75%	6/30/2031	8,287	8,228	8,289
Hoosier Intermediate, LLC	Term Loan	(2) (3) (4) (5) (6) (13) (14)	Health Care Providers & Services	SOFR + 500	9.36%	11/15/2028	11,927	11,789	11,927
HS Spa Holdings Inc.	Delayed Draw Term Loan, 2nd Amendment	(4) (5) (14)	Consumer Services	SOFR + 525	9.56%	6/1/2029	636	632	636
HS Spa Holdings Inc.	Revolver	(4) (5) (6) (14)	Consumer Services	SOFR + 525	9.41%	6/2/2028	258	247	251
HS Spa Holdings Inc.	Term Loan	(2) (3) (4) (5) (14)	Consumer Services	SOFR + 525	9.45%	6/1/2029	8,367	8,265	8,318
Hunter Douglas, Inc.	Term Loan, Tranche B	(2) (4) (21)	Consumer Goods: Durable	SOFR + 325	7.25%	1/17/2032	6,253	6,224	6,253
Hunter Holdco 3 Ltd.	Term Loan, Tranche B	(2) (3) (4) (5) (13) (14)	Health Care Providers & Services	SOFR + 425	8.65%	8/19/2028	1,565	1,560	1,554
Hyperion Refinance S.a.r.l.	Term Loan, Tranche B	(2) (4) (21)	Insurance	SOFR + 350	7.66%	4/18/2030	4,914	4,898	4,910

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2025
(amounts in thousands)

Investments—Corporate Loans (94.4% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *		Amortized Cost	Fair Value
Hyperion Refinance S.a.r.l.	Term Loan, Tranche B	(2) (4) (14) (21)	Insurance	SOFR + 275	6.91%	8/26/2030		14,813	14,772	14,810
Hyphen Solutions, LLC	Term Loan, 3rd Amendment	(2) (3) (4) (6) (14)	Software	SOFR + 450	8.66%	8/6/2032		4,521	4,492	4,492
IceFall Parent, Inc.	Term Loan	(2) (3) (4) (5) (6) (14)	Software	SOFR + 450	8.81%	1/26/2030		12,610	12,395	12,673
iCIMS, Inc.	Revolver	(4) (5) (6) (14)	Software	SOFR + 575	10.08%	8/18/2028		683	662	637
iCIMS, Inc.	Term Loan	(2) (3) (4) (5) (14)	Software	SOFR + 575	10.07%	8/18/2028		27,544	27,325	27,028
IG Investments Holdings, LLC	Term Loan, Refinancing	(2) (3) (4) (5) (6)	IT Services	SOFR + 500	9.31%	9/22/2028		4,086	4,086	4,074
IGT Holding IV AB	Term Loan	(2) (4) (5) (21)	Hotels, Restaurants & Leisure	SOFR + 350	7.50%	8/19/2031		3,865	3,856	3,884
IGT Holding IV AB	Term Loan	(2) (4) (21)	Hotels, Restaurants & Leisure	SOFR + 300	6.95%	9/1/2031		1,500	1,500	1,500
Infront Luxembourg Finance S.a.r.l.	Term Loan, Tranche B	(2) (3) (4) (5) (8)	Hotels, Restaurants & Leisure	EURIBOR + 450, 5.50% PIK	12.03%	5/9/2027		€21,680	25,997	25,453
Instructure Holdings, Inc.	Term Loan	(2) (4) (21)	Software	SOFR + 275	6.75%	9/12/2031		9,776	9,752	9,759
ION Platform Finance US Inc.	Term Loan	(2) (4) (21)	Financial Services	SOFR + 375	7.69%	10/7/2032		28,650	28,364	28,364
ION Trading Technologies S.a.r.l.	Term Loan, Tranche B	(2) (3) (4) (14)	Capital Markets	SOFR + 350	7.50%	4/1/2028		8,561	8,527	8,555
IQN Holding Corp.	Revolver	(4) (5) (6) (8) (14)	Professional Services	SOFR + 212, 3.13% PIK	9.25%	5/2/2028		236	235	233
IQN Holding Corp.	Term Loan	(2) (3) (4) (5) (8) (14)	Professional Services	SOFR + 212, 3.13% PIK	9.25%	5/2/2029		6,856	6,816	6,803
iRobot Corporation	Term Loan	(2) (3) (4) (5) (8) (13) (14) (15)	Consumer Goods: Durable	SOFR + 650, 2.50% PIK	13.44%	7/24/2026		26,877	26,229	12,605
iSolved, Inc.	Term Loan	(2) (3) (4)	Professional Services	SOFR + 275	6.91%	10/15/2030		4,433	4,416	4,442
Janney Montgomery Scott, LLC	Term Loan	(2) (3) (4) (6)	Financial Services	SOFR + 300	7.00%	11/28/2031		5,544	5,518	5,560
Javelin Buyer, Inc.	Term Loan	(2) (3) (4)	Financial Services	SOFR + 275	7.06%	11/1/2031		9,950	9,927	9,936
Jeg's Automotive, LLC	Term Loan	(2) (3) (4) (5) (8) (14) (15)	Automotives	SOFR + 7.00% PIK	11.00%	12/22/2027		6,633	6,271	6,633
Jeg's Automotive, LLC	Revolver	(4) (5) (8) (14) (15)	Automotives	SOFR + 7.00% PIK	11.00%	12/22/2027		1,102	1,042	1,102
Jordanes Equity AS	Term Loan, Tranche A	(5) (8)	Beverage, Food & Tobacco	11.75% PIK	11.75%	12/27/2031	kr	291,278	24,073	27,655
Jordanes Equity AS	Delayed Draw Term Loan, Tranche B	(5) (8)	Beverage, Food & Tobacco	11.75% PIK	11.75%	12/27/2031	kr	166,445	13,756	15,803
Kestra Advisor Services Holdings A, Inc.	Term Loan	(2) (4) (21)	Financial Services	SOFR + 300	7.29%	3/21/2031		2,476	2,471	2,476
KRE HYOD Owner, LLC	Term Loan, Tranche A1	(4) (5) (13) (14)	Real Estate Management & Development	SOFR + 425	8.65%	9/13/2026		1,321	1,321	1,308
KRE HYOD Owner, LLC	Term Loan, Tranche A2	(4) (5) (11) (13) (14)	Real Estate Management & Development	SOFR + 1050	14.90%	9/13/2026		3,720	3,720	3,701
LDS Intermediate Holdings, LLC	Delayed Draw Term Loan	(4) (5)	Transportation	SOFR + 500	9.16%	2/9/2032		5,526	5,463	5,510
LDS Intermediate Holdings, LLC	Term Loan	(2) (3) (4) (5) (6) (14)	Transportation	SOFR + 500	9.16%	2/7/2032		27,908	27,536	27,813
LDS Intermediate Holdings, LLC	Term Loan, Incremental	(4) (6) (14)	Transportation	SOFR + 500	9.16%	2/9/2032		893	795	794
Legence Holdings, LLC	Term Loan, Tranche B	(2) (3) (4) (14)	Commercial Services & Supplies	SOFR + 300	7.16%	12/18/2028		1,701	1,698	1,703

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2025
(amounts in thousands)

Investments—Corporate Loans (94.4% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Leia Finco US LLC	Term Loan	(2) (4) (21)	Software	SOFR + 325	7.57%	10/9/2031	9,950	9,906	9,942
Lofty Brickell LLC	Delayed Draw Term Loan	(4) (6) (14)	Real Estate Management & Development	SOFR + 475	8.91%	9/25/2028	19,595	18,658	18,658
LSF12 Crown US Commercial Bidco, LLC	Term Loan, Tranche B	(2) (4) (21)	Commercial Services & Supplies	SOFR + 425	8.57%	12/2/2031	4,988	4,942	4,991
Madison IAQ LLC	Term Loan	(2) (4) (5) (14) (21)	Machinery	SOFR + 325	7.45%	3/26/2032	3,117	3,087	3,130
Madison Safety & Flow, LLC	Term Loan, Tranche B	(2) (4) (21)	Machinery	SOFR + 275	6.91%	9/19/2031	3,513	3,506	3,516
Magenta Security Holdings, LLC	Term Loan, Super Priority	(2) (3) (4) (14)	Software	SOFR + 625	10.56%	7/27/2028	2,412	2,337	2,442
Material Holdings, LLC	Term Loan, Tranche A	(2) (3) (4) (5) (6) (8) (13) (14)	Professional Services	SOFR + 292, 3.08% PIK	10.10%	8/19/2027	10,933	10,933	8,603
Material Holdings, LLC	Term Loan, Tranche B	(4) (5) (6) (8) (13) (14) (15)	Professional Services	SOFR + 6.00% PIK	10.10%	8/19/2027	2,741	1,031	—
Mavis Tire Express Services Corp.	Term Loan	(2) (4) (14) (21)	Specialty Retail	SOFR + 300	7.20%	5/4/2028	8,337	8,273	8,332
McAfee, LLC	Term Loan, Tranche B	(2) (3) (4) (14)	Software	SOFR + 300	7.22%	3/1/2029	6,853	6,722	6,534
Medical Manufacturing Technologies, LLC	Delayed Draw Term Loan, 2nd Amendment	(4) (5)	Health Care Providers & Services	SOFR + 575	9.75%	12/23/2027	1,413	1,400	1,413
Medical Manufacturing Technologies, LLC	Term Loan, 2nd Amendment	(2) (3) (4) (5)	Health Care Providers & Services	SOFR + 575	9.75%	12/23/2027	9,135	9,052	9,133
Medical Manufacturing Technologies, LLC	Delayed Draw Term Loan	(4) (5) (14)	Health Care Providers & Services	SOFR + 575	9.75%	12/23/2027	5,009	4,966	5,008
Medical Manufacturing Technologies, LLC	Term Loan	(2) (3) (4) (5) (6)	Health Care Providers & Services	SOFR + 575	9.92%	12/23/2027	12,428	12,295	12,426
Medical Manufacturing Technologies, LLC	Term Loan, 1st Amendment	(4) (5)	Health Care Providers & Services	SOFR + 575	9.75%	12/23/2027	9,180	9,064	9,178
Merative LP	Term Loan	(2) (3) (4) (6) (14)	Health Care Technology	SOFR + 475	8.75%	9/30/2032	49,412	49,112	49,112
Minerva Bidco Ltd.	Delayed Draw Term Loan	(2) (3) (4) (5)	Utilities	SONIA + 500	8.97%	11/7/2030	£4,185	5,130	5,502
Minerva Bidco Ltd.	Term Loan	(2) (3) (4) (5)	Utilities	SONIA + 500	8.97%	11/7/2030	£21,761	26,659	28,608
Mitchell International, Inc.	Term Loan	(2) (3) (4)	Health Care Providers & Services	SOFR + 325	7.41%	6/17/2031	6,826	6,789	6,816
Monarch Buyer, Inc.	Term Loan	(2) (3) (4) (5) (6) (14)	Business Services	SOFR + 475	9.03%	6/2/2032	17,313	17,046	17,032
More Cowbell II, LLC	Term Loan, 2nd Amendment	(2) (3) (4) (6) (14)	Financial Services	SOFR + 400	8.02%	9/1/2030	16,018	16,018	16,018
More Cowbell II, LLC	Revolver	(4) (6) (14)	Financial Services	SOFR + 450	8.48%	9/1/2029	111	111	111
MorettiHolding S.p.A.	Term Loan	(5) (8)	Professional Services	13.00% PIK	13.00%	3/18/2032	€21,964	23,306	25,142
Nader Upside 2 S.a.r.l.	Term Loan, Tranche B	(4) (5) (6) (8) (14)	Health Care Providers & Services	EURIBOR + 9.75% PIK	11.76%	3/28/2028	€57,240	60,853	66,689
NEFCO Holding Company, LLC	Delayed Draw Term Loan, Tranche E	(4) (5) (14)	Building Products	SOFR + 575	9.99%	8/5/2028	3,398	3,351	3,398
NEFCO Holding Company, LLC	Delayed Draw Term Loan, Tranche A	(2) (3) (4) (5) (14)	Building Products	SOFR + 575	9.82%	8/5/2028	839	832	839
NEFCO Holding Company, LLC	Delayed Draw Term Loan, Tranche B	(2) (3) (4) (5) (14)	Building Products	SOFR + 575	9.95%	8/5/2028	633	628	633

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2025
(amounts in thousands)

Investments—Corporate Loans (94.4% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
NEFCO Holding Company, LLC	Delayed Draw Term Loan, Tranche C	(2) (3) (4) (5) (14)	Building Products	SOFR + 575	9.82%	8/5/2028	1,122	1,112	1,122
NEFCO Holding Company, LLC	Revolver	(4) (5) (6) (14)	Building Products	SOFR + 725	11.32%	8/5/2028	1,123	1,093	1,123
NEFCO Holding Company, LLC	Term Loan	(2) (3) (4) (5) (14)	Building Products	SOFR + 575	9.81%	8/5/2028	6,199	6,142	6,199
NEFCO Holding Company, LLC	Term Loan, Incremental	(2) (3) (4) (5) (14)	Building Products	SOFR + 575	9.81%	8/5/2028	1,278	1,266	1,278
NEFCO Holding Company, LLC	Term Loan, 4th Amendment	(2) (3) (4) (5) (14)	Building Products	SOFR + 575	9.95%	8/5/2028	3,048	3,018	3,048
NEFCO Holding Company, LLC	Delayed Draw Term Loan, Tranche G	(4) (5) (14)	Building Products	SOFR + 575	9.58%	8/5/2028	3,773	3,743	3,773
NEFCO Holding Company, LLC	Delayed Draw Term Loan, Tranche F	(4) (5) (6) (14)	Building Products	SOFR + 575	9.58%	8/5/2028	2,234	2,204	2,234
NEFCO Holding Company, LLC	Term Loan, 1st Amendment	(2) (3) (4) (5)	Building Products	SOFR + 575	9.77%	8/5/2028	549	541	549
NEFCO Holding Company, LLC	Delayed Draw Term Loan, Tranche D	(4) (5) (14)	Building Products	SOFR + 575	9.85%	8/5/2028	2,973	2,934	2,973
North Haven Fairway Buyer, LLC	Revolver	(4) (5) (6) (14)	Consumer Services	SOFR + 500	8.99%	5/17/2028	2,015	1,991	1,995
North Haven Fairway Buyer, LLC	Term Loan	(2) (3) (4) (5) (14)	Consumer Services	SOFR + 500	9.00%	5/17/2028	9,945	9,844	9,866
North Haven Fairway Buyer, LLC	Delayed Draw Term Loan, Tranche C1	(4) (5) (14)	Consumer Services	SOFR + 500	9.00%	5/17/2028	95	93	94
North Haven Fairway Buyer, LLC	Delayed Draw Term Loan, Tranche C2	(4) (5) (14)	Consumer Services	SOFR + 500	9.00%	5/17/2028	10,988	10,772	10,902
North Haven Fairway Buyer, LLC	Delayed Draw Term Loan	(2) (3) (4) (5) (6) (14)	Consumer Services	SOFR + 500	8.99%	5/17/2028	7,314	7,150	7,221
North Haven Fairway Buyer, LLC	Term Loan	(2) (3) (4) (5) (14)	Consumer Services	SOFR + 500	9.32%	5/17/2028	8,082	8,026	8,018
Nuvei Technologies Corp.	Term Loan, Tranche B	(2) (4) (21)	Financial Services	SOFR + 300	7.33%	7/18/2031	7,395	7,402	7,391
Nuzoa Bidco, S.L.U.	Term Loan	(4) (5) (6) (8)	Distributors	EURIBOR + 350, 2.50% PIK	8.04%	6/24/2032	€1,647	1,810	1,828
Nuzoa Bidco, S.L.U.	Term Loan, Tranche B	(4) (5) (8)	Distributors	EURIBOR + 350, 2.50% PIK	8.04%	6/24/2032	€6,341	7,220	7,295
Oak Purchaser, Inc.	Term Loan, 3rd Amendment	(2) (3) (4) (6) (14)	Capital Markets	SOFR + 550	9.37%	5/31/2028	358	329	326
Oak Purchaser, Inc.	Delayed Draw Term Loan	(4) (5) (14)	Professional Services	SOFR + 550	9.37%	4/28/2028	203	200	201
Oak Purchaser, Inc.	Term Loan	(2) (3) (4) (5) (14)	Professional Services	SOFR + 550	9.37%	4/28/2028	836	825	827
Oak Purchaser, Inc.	Delayed Draw Term Loan	(4) (5) (14)	Professional Services	SOFR + 550	9.37%	4/28/2028	2,445	2,433	2,438
Oak Purchaser, Inc.	Revolver	(4) (5) (6) (14)	Professional Services	SOFR + 725	11.43%	4/28/2028	59	53	56
Oak Purchaser, Inc.	Term Loan	(2) (3) (4) (5) (14)	Professional Services	SOFR + 550	9.37%	4/28/2028	5,030	5,005	5,015
OID-OL Intermediate I, LLC	Term Loan	(4)	Software	SOFR + 600	10.31%	2/1/2029	13,897	13,698	14,323
OID-OL Intermediate I, LLC	Term Loan	(2) (3) (4) (13)	Software	SOFR + 425	8.71%	2/1/2029	5,260	4,408	4,394
OneDigital Borrower LLC	Term Loan	(2) (4) (14) (21)	Insurance	SOFR + 300	7.16%	7/2/2031	4,938	4,921	4,931
Ontario Gaming GTA LP	Term Loan, Tranche B	(2) (3) (4)	Hotels, Restaurants & Leisure	SOFR + 425	8.24%	8/1/2030	1,945	1,937	1,895
Opal US LLC	Term Loan	(2) (4) (21)	Financial Services	SOFR + 325	7.58%	4/28/2032	20,000	19,903	20,040
Optimizely North America, Inc.	Term Loan	(2) (3) (4) (5) (14)	Software	EURIBOR + 525	7.15%	10/31/2031	€2,261	2,434	2,654
Optimizely North America, Inc.	Term Loan	(2) (3) (4) (5) (14)	Software	SONIA + 550	9.47%	10/31/2031	£905	1,162	1,217

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2025
(amounts in thousands)

Investments—Corporate Loans (94.4% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Optimizely North America, Inc.	Term Loan	(2) (3) (4) (5) (6) (14)	Software	SOFR + 500	9.16%	10/31/2031	6,694	6,618	6,689
Optiv Security, Inc.	Term Loan	(2) (4) (14) (21)	IT Services	SOFR + 525	9.56%	7/31/2026	10,415	8,926	8,124
Orifarm Holding AS	Term Loan	(5) (8)	Health Care Providers & Services	12.00% PIK	12.00%	11/29/2031	45,476	42,591	47,652
Orthrus Ltd.	Term Loan	(2) (3) (4) (5) (6) (8)	Financial Services	SONIA + 350, 2.75% PIK	10.22%	12/5/2031	£8,251	10,473	10,963
Orthrus Ltd.	Delayed Draw Term Loan	(4) (8)	Financial Services	SONIA + 350, 2.75% PIK	10.22%	12/4/2031	£2,811	2,811	2,783
Orthrus Ltd.	Term Loan	(2) (3) (4) (5) (8)	Financial Services	EURIBOR + 350, 2.75% PIK	8.33%	12/5/2031	€7,370	7,709	8,567
Orthrus Ltd.	Term Loan	(2) (3) (4) (5) (8)	Financial Services	SOFR + 350, 2.75% PIK	10.40%	12/5/2031	19,473	19,212	19,278
PAM Bidco Ltd.	Delayed Draw Term Loan, Tranche B3	(5)	Utilities	10.75%	10.75%	10/29/2031	481	614	640
PAM Bidco Ltd.	Delayed Draw Term Loan, Tranche B4	(4) (5)	Utilities	SONIA + 730	11.27%	10/29/2031	£1,646	2,102	2,186
PAM Bidco Ltd.	Delayed Draw Term Loan, Capex Facility A	(5) (6)	Utilities	10.75%	10.75%	10/29/2031	457	532	575
PAM Bidco Ltd.	Delayed Draw Term Loan, Capex Facility B	(4) (5) (6)	Utilities	SONIA + 730	11.27%	10/29/2031	£1,564	1,823	1,937
PAM Bidco Ltd.	Term Loan, Tranche B1	(2) (3) (5)	Utilities	10.75%	10.75%	10/29/2031	6,490	8,287	8,641
PAM Bidco Ltd.	Term Loan, Tranche B2	(2) (3) (4) (5)	Utilities	SONIA + 730	11.27%	10/29/2031	£22,220	28,373	29,510
Park County Holdings, LLC	Term Loan	(2) (3) (4) (5) (11) (14)	Entertainment	SOFR + 727	11.43%	11/29/2029	57,161	56,271	57,161
PDI TA Holdings, Inc.	Term Loan	(2) (3) (4) (5) (14)	Software	SOFR + 550	9.81%	2/1/2031	27,857	27,631	27,545
PDI TA Holdings, Inc.	Revolver	(4) (5) (6) (14)	Software	SOFR + 550	9.81%	2/1/2031	927	909	901
Pearls Netherlands Bidco B.V.	Term Loan, Tranche B	(2) (3) (4) (14)	Transportation	SOFR + 325	7.56%	2/26/2029	2,896	2,892	2,718
PEX Holdings LLC	Term Loan, Tranche B	(2) (4) (5) (21)	Financial Services	SOFR + 275	7.08%	11/19/2031	4,975	4,964	4,973
PF Atlantic Holdco 2, LLC	Delayed Draw Term Loan	(4) (5) (6) (13)	Hotels, Restaurants & Leisure	SOFR + 550	9.68%	11/12/2027	2,807	2,713	2,807
PF Atlantic Holdco 2, LLC	Term Loan	(2) (3) (4) (5) (14)	Hotels, Restaurants & Leisure	SOFR + 600	10.21%	11/12/2027	834	824	834
PF Atlantic Holdco 2, LLC	Delayed Draw Term Loan	(2) (3) (4) (5) (13) (14)	Hotels, Restaurants & Leisure	SOFR + 550	9.68%	11/12/2027	12,552	12,451	12,552
PF Atlantic Holdco 2, LLC	Term Loan	(2) (3) (4) (5) (6) (13) (14)	Hotels, Restaurants & Leisure	SOFR + 550	9.96%	11/12/2027	9,957	9,861	9,957
Pinnacle Buyer, LLC	Delayed Draw Term Loan	(2) (4) (21)	Real Estate Management & Development	SOFR + 250	6.49%	9/10/2032	484	483	484
Pinnacle Buyer, LLC	Term Loan	(2) (4) (21)	Real Estate Management & Development	SOFR + 250	6.49%	9/12/2032	2,516	2,510	2,519
Planet U.S. Buyer, LLC	Term Loan, Tranche B	(2) (3) (4)	Professional Services	SOFR + 300	7.20%	1/31/2031	3,654	3,646	3,670
Plano HoldCo, Inc.	Term Loan	(2) (4) (5) (21)	IT Services	SOFR + 350	7.50%	10/2/2031	1,990	1,981	1,940
Planview Parent, Inc.	Term Loan	(2) (4) (21)	Software	SOFR + 350	7.80%	12/17/2027	6,885	6,752	6,770

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2025
(amounts in thousands)

Investments—Corporate Loans (94.4% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
PointClickCare Technologies, Inc.	Term Loan, Tranche B	(2) (3) (4)	Health Care Technology	SOFR + 275	6.75%	11/3/2031	7,861	7,843	7,865
Polaris Newco, LLC	Term Loan, Tranche B	(4)	Software	EURIBOR + 375	5.78%	6/2/2028	€9,897	10,115	10,803
Portugal Street East Limited	Term Loan	(5) (6)	Real Estate Management & Development	11.50%	11.50%	12/20/2026	18,449	23,704	24,812
PPV Intermediate Holdings, LLC	Delayed Draw Term Loan	(4) (5) (6) (14)	Health Care Providers & Services	SOFR + 525	9.45%	8/31/2029	5,117	5,015	5,117
Press Ganey Holdings, Inc.	Term Loan, Tranche B	(2) (4) (21)	Health Care Technology	SOFR + 300	7.32%	4/30/2031	2,970	2,945	2,961
Primetech Holdco S.a.r.l.	Term Loan	(2) (3) (5) (8)	Insurance	12.00% PIK	12.00%	7/28/2029	€32,444	33,194	39,424
Proampac PG Borrower LLC	Term Loan	(2) (3) (4) (14)	Containers, Packaging & Glass	SOFR + 400	8.19%	9/15/2028	5,759	5,756	5,772
Project Alpha Intermediate Holding, Inc.	Term Loan, Tranche B	(4)	Software	SOFR + 325	7.55%	10/28/2030	2,985	2,978	2,992
Project Castle, Inc.	Term Loan	(2) (3) (4) (14)	Professional Services	SOFR + 550	9.36%	6/1/2029	4,850	4,531	4,012
Project Leopard Holdings, Inc.	Term Loan, Tranche B	(2) (4) (13) (14) (21)	Software	SOFR + 525	9.66%	7/20/2029	9,923	9,043	8,892
Proofpoint, Inc.	Term Loan	(2) (4) (14) (21)	Software	SOFR + 300	7.16%	8/31/2028	13,232	13,162	13,266
Prophix Software Inc.	Revolver	(4) (5) (6) (14)	Software	SOFR + 600	10.14%	2/1/2026	161	160	158
Prophix Software Inc.	Delayed Draw Term Loan	(4) (5) (6) (13) (14)	Software	SOFR + 600	10.66%	2/1/2027	2,010	2,010	2,000
Prophix Software Inc.	Term Loan, Restatement	(2) (3) (4) (5) (13) (14)	Software	SOFR + 600	10.66%	2/1/2027	39,804	39,459	39,708
Propio LS, LLC	Term Loan	(2) (3) (4) (5) (6) (14)	Health Care Providers & Services	SOFR + 475	8.75%	5/10/2030	3,006	2,977	2,991
Propulsion (BC) Finco S.a.r.l.	Term loan, Tranche B	(2) (3) (4) (14)	Aerospace & Defense	SOFR + 275	7.04%	9/14/2029	5,943	5,934	5,961
PXO Holdings I Corp.	Delayed Draw Term Loan	(4) (5) (14)	Chemicals, Plastics & Rubber	SOFR + 550	9.78%	3/8/2028	2,323	2,302	2,284
PXO Holdings I Corp.	Revolver	(4) (5) (6) (13) (14)	Chemicals, Plastics & Rubber	SOFR + 550	9.96%	3/8/2028	230	219	208
PXO Holdings I Corp.	Term Loan	(2) (3) (4) (5) (14)	Chemicals, Plastics & Rubber	SOFR + 550	9.48%	3/8/2028	17,904	17,712	17,601
PXO Holdings I Corp.	Term Loan, 1st Amendment	(2) (3) (4) (5) (13) (14)	Chemicals, Plastics & Rubber	SOFR + 550	9.96%	3/8/2028	2,163	2,132	2,127
QBS Parent, Inc.	Term Loan	(2) (3) (4) (5) (6) (14)	Energy: Oil & Gas	SOFR + 450	8.50%	6/3/2032	44,485	44,233	44,708
Rackspace Technology Global, Inc.	Term Loan	(4) (5) (13) (14)	Software	SOFR + 275	7.04%	2/15/2028	15,942	9,000	7,074
Radwell Parent LLC	Delayed Draw Term Loan	(4) (5) (6) (14)	Distributors	SOFR + 550	9.50%	4/1/2029	40	24	40
Radwell Parent LLC	Revolver	(4) (5) (6) (14)	Distributors	SOFR + 550	9.80%	4/1/2028	372	352	372
Radwell Parent LLC	Term Loan, 1st Amendment	(2) (3) (4) (5) (14)	Distributors	SOFR + 550	9.50%	4/1/2029	18,093	17,751	18,093
Raven Acquisition Holdings, LLC	Term Loan, Tranche B	(2) (3) (4) (6)	Health Care Providers & Services	SOFR + 300	7.32%	11/19/2031	7,739	7,701	7,733
RealPage, Inc.	Term Loan	(2) (3) (4) (13) (14)	Software	SOFR + 300	7.26%	4/24/2028	4,903	4,833	4,889
Redstone Holdco 2 LP	Term Loan	(2) (3) (4) (5) (13) (14)	Computers and Electronics Retail	SOFR + 475	9.32%	4/27/2028	11,308	9,969	5,795
RFS OpCo, LLC	Delayed Draw Term Loan	(5) (6)	Financial Services	SOFR + 325	7.48%	4/4/2031	—	(14)	(17)
Rialto Management Group, LLC	Term Loan	(2) (3) (4) (5) (6) (14)	Real Estate Management & Development	SOFR + 500	9.16%	12/5/2030	14,510	14,375	14,584

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2025
(amounts in thousands)

Investments—Corporate Loans (94.4% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Rocket Software, Inc.	Term Loan	(2) (4) (14) (21)	Software	SOFR + 375	7.91%	11/28/2028	11,806	11,720	11,824
Rome Bidco Ltd.	Delayed Draw Term Loan	(2) (3) (4) (5) (6) (8) (14)	Hotels, Restaurants & Leisure	SONIA + 189, 5.86% PIK	11.72%	12/23/2027	£4,930	6,369	6,890
Rome Bidco Ltd.	Term Loan	(2) (3) (4) (5) (8) (14)	Hotels, Restaurants & Leisure	SONIA + 189, 5.86% PIK	11.72%	12/23/2027	£38,717	51,760	53,893
Rotation Buyer, LLC	Delayed Draw Term Loan	(4) (5) (6)	Machinery	SOFR + 475	8.95%	12/27/2031	558	538	540
Rotation Buyer, LLC	Revolver	(4) (5) (6)	Machinery	SOFR + 475	8.75%	12/27/2031	455	445	446
Rotation Buyer, LLC	Term Loan	(2) (3) (4) (5)	Machinery	SOFR + 475	8.75%	12/27/2031	8,745	8,665	8,675
Savor Acquisition, Inc.	Term Loan, Tranche B	(2) (4) (6) (21)	Beverage, Food & Tobacco	SOFR + 300	7.16%	2/17/2032	2,735	2,728	2,751
SCP Eye Care HoldCo, LLC	Delayed Draw Term Loan, Incremental	(4) (5) (6) (13) (14)	Health Care Providers & Services	SOFR + 550	9.76%	10/7/2029	628	612	628
SCP Eye Care HoldCo, LLC	Term Loan, Incremental	(2) (3) (4) (5) (13) (14)	Health Care Providers & Services	SOFR + 550	9.88%	10/7/2029	542	534	542
SCP Eye Care HoldCo, LLC	Delayed Draw Term Loan	(4) (5) (13) (14)	Health Care Providers & Services	SOFR + 550	9.76%	10/5/2029	38	38	38
SCP Eye Care HoldCo, LLC	Term Loan	(4) (5) (6) (13) (14)	Health Care Providers & Services	SOFR + 550	9.76%	10/5/2029	117	115	117
Seahawk Bidco, LLC	Delayed Draw Term Loan	(4) (5) (6) (14)	Consumer Services	SOFR + 475	8.95%	12/29/2026	7,329	7,275	7,345
Seahawk Bidco, LLC	Term Loan	(2) (3) (4) (5) (6) (14)	Consumer Services	SOFR + 475	8.75%	12/29/2031	37,136	36,858	37,186
Sharp Services, LLC	Term Loan, Tranche B	(2) (4) (21)	Commercial Services & Supplies	SOFR + 300	6.99%	9/10/2032	4,750	4,726	4,750
Sigma Irish AcquiCo Ltd.	Term Loan, Tranche B	(4) (5) (6)	Capital Markets	SOFR + 525	9.37%	3/19/2032	20,444	19,988	20,080
Sigma Irish AcquiCo Ltd.	Term Loan, Tranche B	(4) (5)	Capital Markets	EURIBOR + 525	7.25%	3/19/2032	€11,937	12,767	13,804
Sigma Irish AcquiCo Ltd.	Delayed Draw Term Loan	(4)	Capital Markets	EURIBOR + 525	7.25%	3/19/2032	€1,596	1,872	1,874
SitusAMC Holdings Corp.	Term Loan, Incremental	(2) (3) (4) (5) (14)	Professional Services	SOFR + 550	9.50%	5/14/2031	20,769	20,670	20,625
Smarsh, Inc.	Term Loan	(2) (3) (4) (5) (6) (14)	Software	SOFR + 475	9.05%	2/18/2029	5,357	5,292	5,389
Smarsh, Inc.	Revolver	(4) (5) (6) (14)	Software	SOFR + 475	8.75%	2/18/2029	214	209	214
SonicWall US Holdings, Inc.	Term Loan	(2) (3) (4) (14)	Electronic Equipment, Instruments & Components	SOFR + 500	9.00%	5/16/2028	6,905	6,821	6,560
Sophia, LP	Term Loan, Tranche B	(2) (4) (14) (21)	Software	SOFR + 275	6.91%	10/9/2029	7,723	7,700	7,718
Sophos Holdings, LLC	Term Loan, Incremental	(2) (4) (13) (21)	Software	SOFR + 350	7.78%	3/5/2027	2,976	2,974	2,979
Sovos Compliance, LLC	Term Loan, Tranche B	(2) (4) (14) (21)	Software	SOFR + 275	6.91%	8/11/2028	4,919	4,879	4,924
Speciality Pharma III Inc.	Term Loan	(2) (3) (4) (5) (13)	Health Care Providers & Services	SOFR + 450	8.76%	3/31/2028	13,491	13,482	13,491
Speedstar Holding, LLC	Delayed Draw Term Loan, 3rd Amendment	(4) (5) (6) (14)	Automotives	SOFR + 600	10.31%	7/2/2027	1,304	1,272	1,255
Speedstar Holding, LLC	Term Loan, 3rd Amendment	(2) (3) (4) (5) (14)	Automotives	SOFR + 600	10.29%	7/2/2027	11,939	11,853	11,715
Spotless Brands, LLC	Delayed Draw Term Loan	(4) (5) (14)	Consumer Services	SOFR + 575	9.75%	7/25/2028	7,403	7,275	7,440
Spotless Brands, LLC	Revolver	(4) (5) (6) (14)	Consumer Services	SOFR + 575	9.75%	7/25/2028	438	428	438

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2025
(amounts in thousands)

Investments—Corporate Loans (94.4% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *		Amortized Cost	Fair Value
Spotless Brands, LLC	Term Loan	(2) (3) (4) (5) (6) (14)	Consumer Services	SOFR + 575	9.62%	7/25/2028		20,550	20,243	20,565
Spotless Brands, LLC	Delayed Draw Term Loan, Tranche A	(4) (5) (14)	Consumer Services	SOFR + 575	9.62%	7/25/2028		4,061	4,017	4,082
Spotless Brands, LLC	Delayed Draw Term Loan, Tranche B	(4) (5) (14)	Consumer Services	SOFR + 575	9.62%	7/25/2028		918	909	923
Spotless Brands, LLC	Delayed Draw Term Loan, Tranche E	(4) (5) (6) (14)	Consumer Services	SOFR + 550	9.70%	7/25/2028		22,252	22,064	22,372
Star Parent, Inc.	Term Loan, Tranche B	(2) (4) (21)	Health Care Providers & Services	SOFR + 400	8.00%	9/27/2030		2,955	2,921	2,954
Starlight Parent, LLC	Term Loan	(2) (4) (5) (21)	IT Services	SOFR + 400	8.03%	3/12/2032		10,000	9,715	9,800
Tank Holding Corp.	Term Loan	(2) (3) (4) (5) (6)	Capital Equipment	SOFR + 575	9.91%	3/31/2028		43,432	43,011	42,244
Tank Holding Corp.	Term Loan, Incremental	(2) (3) (4) (5) (13) (14)	Capital Equipment	SOFR + 600	10.26%	3/31/2028		9,890	9,746	9,693
Tank Holding Corp.	Delayed Draw Term Loan, Incremental	(2) (3) (4) (5) (13) (14)	Capital Equipment	SOFR + 600	10.26%	3/31/2028		4,287	4,225	4,202
Tecta America Corp.	Term Loan, Tranche B	(2) (4) (21)	Building Products	SOFR + 300	7.16%	2/18/2032		1,995	1,990	2,001
The Chartis Group, LLC	Term Loan	(2) (3) (4) (5) (6) (14)	Health Care Providers & Services	SOFR + 450	8.52%	9/17/2031		30,995	30,598	31,309
The Very Group Ltd.	Term Loan, Tranche A	(2) (3) (5)	Consumer Services	13.50%	13.50%	2/26/2026		4,684	5,867	6,252
The Very Group Ltd.	Term Loan, Tranche B	(2) (3) (5)	Consumer Services	13.50%	13.50%	2/26/2026		3,918	4,951	5,230
Tiger Acquisition, LLC	Term Loan, Tranche B	(2) (3) (4) (14)	High Tech Industries	SOFR + 250	6.64%	6/1/2028		4,190	4,186	4,172
Titan Acquisition Ltd.	Term Loan, Tranche B	(2) (4) (21)	Machinery	SOFR + 400	7.92%	2/15/2029		1,975	1,953	1,979
TK Elevator U.S. Newco, Inc.	Term Loan, Tranche B	(2) (4) (21)	Machinery	SOFR + 350	7.74%	4/30/2030		9,867	9,862	9,889
Total Power Limited	Delayed Draw Term Loan	(2) (4) (5) (6) (14)	Machinery	CORRA + 525	7.70%	7/22/2030	C$	3,481	2,398	2,470
Total Power Limited	Revolver	(2) (4) (5) (6) (14)	Machinery	CORRA + 525	7.70%	7/22/2030	C$	444	303	304
Total Power Limited	Term Loan, Tranche A	(2) (3) (4) (5) (14)	Machinery	CORRA + 525	7.70%	7/22/2030	C$	19,299	13,825	13,759
TransDigm, Inc.	Term Loan, Tranche M	(2) (4) (21)	Aerospace & Defense	SOFR + 250	6.50%	8/19/2032		5,000	4,988	4,994
Trioworld Midco 2 AB	Term Loan	(4) (5) (8)	Containers, Packaging & Glass	EURIBOR + 10.25% PIK	12.29%	10/17/2028		€40,211	42,211	46,974
Triton Water Holdings, Inc.	Term Loan, Tranche B	(2) (3) (4) (14)	Beverage, Food & Tobacco	SOFR + 225	6.25%	3/31/2028		8,144	8,124	8,139
Truist Insurance Holdings, LLC	Term Loan, Tranche B	(2) (4) (21)	Insurance	SOFR + 275	6.75%	5/6/2031		6,218	6,208	6,208
TTF Holdings, LLC	Term Loan	(2) (3) (4) (5)	Financial Services	SOFR + 375	7.79%	7/18/2031		1,917	1,901	1,812
Tufin Software North America, Inc.	Term Loan, 1st Amendment	(2) (3) (4) (5) (13) (14)	Software	SOFR + 518	9.44%	8/25/2028		8,600	8,487	8,591
Tufin Software North America, Inc.	Term Loan, 3rd Amendment	(2) (3) (4) (5) (13) (14)	Software	SOFR + 518	9.44%	8/25/2028		2,688	2,666	2,686
Tufin Software North America, Inc.	Term Loan	(2) (3) (4) (5) (6) (13) (14)	Software	SOFR + 518	9.44%	8/25/2028		27,178	26,860	27,149
Turquoise TopCo Ltd.	Term Loan, Tranche B	(2) (4) (21)	Hotels, Restaurants & Leisure	SOFR + 325	7.23%	8/4/2032		6,400	6,368	6,404
UKG, Inc.	Term Loan, Tranche B	(2) (4) (21)	Software	SOFR + 250	6.80%	2/10/2031		9,900	9,890	9,887

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2025
(amounts in thousands)

Investments—Corporate Loans (94.4% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
United Flow Technologies Intermediate Holdco II, LLC	Delayed Draw Term Loan	(4) (5) (14)	Environmental Industries	SOFR + 525	9.45%	6/21/2031	5,561	5,491	5,562
United Flow Technologies Intermediate Holdco II, LLC	Term Loan	(2) (3) (4) (5) (6) (14)	Environmental Industries	SOFR + 525	9.25%	6/21/2031	9,955	9,813	9,957
United Flow Technologies Intermediate Holdco II, LLC	Delayed Draw Term Loan, 1st Amendment	(4) (6) (14)	Environmental Industries	SOFR + 525	9.45%	6/23/2031	2,164	2,074	2,165
USR Parent, Inc.	Term Loan, 3rd Amendment	(2) (3) (4) (5) (11) (14)	Specialty Retail	SOFR + 760	11.88%	4/25/2027	2,291	2,283	2,268
Vensure Employer Services, Inc.	Term Loan	(2) (3) (4) (5) (6) (14)	Professional Services	SOFR + 500	9.17%	9/27/2031	69,610	68,949	69,008
Verifone Systems, Inc.	Term Loan	(2) (3) (4) (13)	High Tech Industries	SOFR + 550	10.07%	8/18/2028	2,406	2,404	2,323
VGL Midco Ltd.	Term Loan, Tranche A	(2) (3) (5) (8)	Consumer Services	15.00% PIK	15.00%	11/28/2025	£2,925	3,632	3,894
VGL Midco Ltd.	Term Loan, Tranche B1	(4) (5) (8)	Consumer Services	SONIA + 12.50% PIK	16.47%	11/1/2025	£16,103	20,479	21,657
VGL Midco Ltd.	Term Loan, Tranche B2	(4) (5) (8)	Consumer Services	SONIA + 12.50% PIK	16.47%	11/1/2025	£16,673	21,199	22,423
Vienna Bidco Ltd.	Term Loan, Tranche B	(4) (8) (14)	Health Care Equipment & Supplies	SONIA + 5.65% PIK	9.62%	8/21/2030	£29,055	38,013	38,099
Vision Solutions, Inc.	Term Loan, Incremental	(2) (4) (13) (14) (21)	Software	SOFR + 400	8.57%	4/24/2028	12,783	12,469	12,303
WestJet Loyalty LP	Term Loan, Tranche B	(2) (4) (21)	Passenger Airlines	SOFR + 325	7.55%	2/14/2031	4,925	4,885	4,928
White Cap Buyer, LLC	Term Loan, Tranche B	(2) (4) (21)	Trading Companies & Distributors	SOFR + 325	7.42%	10/19/2029	4,963	4,941	4,961
Whitney Merger Sub, Inc.	Term Loan	(2) (3) (4) (6) (14)	Hotels, Restaurants & Leisure	SOFR + 475	8.75%	7/3/2032	17,133	16,942	16,942
Windsor Holdings III, LLC	Term Loan, Tranche B	(2) (4) (21)	Chemicals, Plastics & Rubber	SOFR + 275	6.92%	8/1/2030	3,921	3,875	3,921
Wineshipping.com, LLC	Delayed Draw Term Loan, 3rd Amendment	(4) (5) (6) (8)	Beverage, Food & Tobacco	SOFR + 6.25% PIK	10.40%	12/31/2028	233	233	(243)
Wineshipping.com, LLC	Delayed Draw Term Loan	(2) (3) (4) (5) (8) (13) (14)	Beverage, Food & Tobacco	SOFR + 6.25% PIK	10.40%	10/29/2027	397	394	294
Wineshipping.com, LLC	Revolver	(2) (3) (4) (5) (6) (8) (13) (14)	Beverage, Food & Tobacco	SOFR + 6.25% PIK	10.40%	10/29/2027	1,891	1,876	1,341
Wineshipping.com, LLC	Term Loan	(2) (3) (4) (5) (8) (13) (14)	Beverage, Food & Tobacco	SOFR + 6.25% PIK	10.40%	12/31/2028	14,708	14,597	10,910
Yellowstone Buyer Acquisition, LLC	Term Loan	(2) (3) (4) (5) (14)	Consumer Goods: Durable	SOFR + 585	10.17%	9/14/2027	6,489	6,438	5,870
YLG Holdings, Inc.	Term Loan	(2) (3) (4) (5)	Commercial Services & Supplies	SOFR + 475	9.04%	12/23/2030	516	511	518
YLG Holdings, Inc.	Delayed Draw Term Loan, 8th Amendment	(4) (5) (6) (14)	Commercial Services & Supplies	SOFR + 475	8.92%	12/23/2030	57	57	58
YLG Holdings, Inc.	Revolver	(2) (3) (4) (5) (6) (14)	Commercial Services & Supplies	SOFR + 475	8.75%	12/23/2030	3	3	3
Zelis Payments Buyer, Inc.	Term Loan, 5th Amendment	(2) (4) (21)	Health Care Technology	SOFR + 325	7.41%	11/26/2031	9,925	9,880	9,920
First Lien Debt Total								$4,187,041	$4,215,643

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2025
(amounts in thousands)

Investments—Corporate Loans (94.4% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Second Lien Debt (3.2% of Net Assets)
11852604 Canada, Inc.	Term Loan	(4) (5) (8) (13) (14)	Health Care Providers & Services	SOFR + 9.50% PIK	13.65%	9/30/2028	$45,215	$44,899	$44,875
520 Mezz Owner 2, LLC	Term Loan, Mezzanine	(4) (5) (6) (8) (14)	Real Estate Management & Development	SOFR + 12.62% PIK	16.79%	3/2/2026	21,022	20,982	21,156
AQA Acquisition Holding, Inc.	Term Loan, Incremental	(2) (3) (4) (5) (14)	Software	SOFR + 625	10.56%	3/2/2029	18,856	18,753	18,757
Boxer Parent Company Inc.	Term Loan	(2) (4) (21)	Software	SOFR + 575	10.08%	6/30/2032	3,700	3,573	3,598
Delta TopCo, Inc.	Term Loan	(2) (3) (4)	Computers and Electronics Retail	SOFR + 525	9.52%	11/29/2030	5,000	4,979	4,970
Denali Midco 2, LLC	Term Loan, 3rd Amendment	(5) (8)	Consumer Services	13.00% PIK	13.00%	12/22/2029	4,172	4,112	4,104
National Mentor Holdings, Inc.	Term Loan	(2) (3) (4) (5) (13) (14)	Health Care Providers & Services	SOFR + 725	11.35%	3/2/2029	2,000	1,990	1,977
Neptune Bidco US, Inc.	Term Loan	(2) (3) (4) (5) (13) (14)	Professional Services	SOFR + 975	14.18%	10/11/2029	38,440	37,597	38,440
PAI Holdco, Inc.	Term Loan	(2) (3) (4) (5) (13) (14)	Automotives	SOFR + 750	11.96%	10/28/2028	3,724	3,676	3,145
Peraton Corp.	Term Loan, Tranche B1	(2) (3) (4) (13) (14)	Aerospace & Defense	SOFR + 775	12.05%	2/1/2029	4,445	4,409	2,628
RXR Atlas Mezz, LLC	Term Loan, Mezzanine	(4) (5) (15)	Real Estate Management & Development	SOFR + 1000	14.24%	8/25/2025	5,000	4,923	433
TruGreen Limited Partnership	Term Loan	(2) (3) (4) (5) (14)	Consumer Services	SOFR + 850	12.78%	11/2/2028	2,000	1,980	1,792
Second Lien Debt Total								$151,873	$145,875
Corporate Loans Total								$4,338,914	$4,361,518

Investments—Collateralized Loan Obligations (18.7% of Net Assets)		Footnotes	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
720 East CLO IV Ltd.	Series 2024-1A, Class E	(4) (5) (7)	SOFR + 650	10.82%	4/15/2037	$1,000	$1,000	$1,010
720 East CLO Ltd.	Series 2023-2A, Class D	(4) (5) (7)	SOFR + 515	9.47%	10/15/2036	2,000	2,000	2,004
AB BSL CLO 5 Ltd.	Series 2024-5A, Class E	(4) (5) (7)	SOFR + 610	10.43%	1/20/2038	1,250	1,250	1,261
ABPCI Direct Lending Fund CLO I LLC	Series 2024-17A, Class D	(4) (5) (7)	SOFR + 470	9.00%	8/1/2036	3,300	3,300	3,314
ABPCI Direct Lending Fund CLO V Ltd.	Series 2019-5A, Class CRR	(4) (5) (7)	SOFR + 575	10.08%	1/20/2036	5,275	5,275	5,318
Abry Liquid Credit CLO 2025-1 Ltd.	Series 2025-1A, Class E	(4) (5) (7)	SOFR + 600	9.95%	10/20/2028	3,000	3,000	3,000
AGL CLO 19 Ltd.	Series 2022-19A, Class ER	(4) (5) (7)	SOFR + 550	9.82%	7/21/2038	6,050	6,050	6,074
AGL CLO 20 Ltd.	Series 2022-20A, Class ER	(4) (5) (7)	SOFR + 640	10.73%	10/20/2037	2,700	2,700	2,713
AGL CLO 9 Ltd.	Series 2020-9A, Class ER	(4) (5) (7)	SOFR + 650	10.83%	4/20/2037	5,600	5,600	5,610
Aimco CLO 20 Ltd.	Series 2023-20A, Class E	(4) (5) (7)	SOFR + 700	11.32%	10/16/2036	6,000	6,000	6,034
Aimco CLO Series 2018-A Ltd.	Series 2018-AA, Class ER	(4) (5) (7)	SOFR + 525	9.57%	10/17/2037	1,330	1,330	1,339
Allegro CLO XV Ltd.	Series 2022-1A, Class ER	(4) (5) (7)	SOFR + 550	9.83%	4/20/2038	2,500	2,500	2,453
Allegro CLO XVII Ltd.	Series 2025-2A, Class SUB	(4) (5) (7) (12)			7/25/2038	1,875	1,472	1,473
Anchorage Capital CLO Ltd.	Series 2021-21A, Class SUB	(4) (5) (7) (12)			10/20/2034	4,149	2,608	1,930
Anchorage Capital CLO Ltd.	Series 2021-18A, Class E	(4) (5) (7) (13)	SOFR + 646	11.04%	4/15/2034	4,000	3,972	4,010

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2025
(amounts in thousands)

Investments—Collateralized Loan Obligations (18.7% of Net Assets)		Footnotes	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Apidos CLO XVIII-R Ltd.	Series 2018-18A, Class ER2	(4) (5) (7)	SOFR + 550	9.83%	1/22/2038	5,450	5,450	5,480
Apidos CLO, Ltd.	Series 2020-33A, Class ER2	(4) (5) (7)	SOFR + 732	11.64%	4/24/2038	9,400	9,037	9,707
Apidos CLO, Ltd.	Series 2020-33A, Class FR2	(4) (5) (7)	SOFR + 855	12.87%	4/24/2038	250	231	243
Apidos CLO, Ltd.	Series 2020-33A, Class SUB	(4) (5) (7) (12)			4/24/2038	21,960	11,390	11,807
Arbour CLO IX DAC	Series 9X, Class E	(4) (5) (16)	EURIBOR + 579	7.82%	4/15/2034	€2,337	2,221	2,744
Ares CLO Ltd.	Series 2021-60A, Class SUB	(4) (5) (7)			7/18/2034	6,500	3,928	3,089
Ares LV CLO Ltd.	Series 2020-55A, Class SUB	(4) (5) (7) (12)			10/15/2037	12,440	9,000	8,657
Ares XLIII CLO Ltd.	Series 2017-43A, Class ER2	(4) (5) (7)	SOFR + 600	10.32%	1/15/2038	6,340	6,340	6,443
Ares XLIX CLO Ltd.	Series 2018-49A, Class ER	(4) (5) (7) (12)	SOFR + 650	10.83%	10/22/2036	1,113	1,161	1,135
Ares XXXIV CLO Ltd.	Series 2015-2A, Class ER2	(4) (5) (7)	SOFR + 550	9.74%	7/17/2038	4,070	4,070	4,111
Arini European CLO I DAC	Series 1X, Class ER	(4) (5) (16)	EURIBOR + 575	7.69%	10/15/2038	€3,000	3,539	3,537
Arini European CLO V DAC	Series 5X, Class E	(4) (5) (16)	EURIBOR + 470	7.07%	1/15/2039	€1,900	2,229	2,208
Arini European CLO VI DAC	Series 6A, Class E	(4) (5) (7)	EURIBOR + 575	7.83%	7/15/2039	€3,730	4,384	4,418
Arini U.S. CLO II Ltd.	Series 2A, Class E	(4) (5) (7)	SOFR + 565	9.94%	3/31/2038	8,000	8,000	8,080
Audax Senior Debt CLO 12, LLC	Series 2025-12A, Class SUB	(4) (5) (7) (12)			4/22/2037	1,330	1,230	1,239
Audax Senior Debt CLO 9, LLC	Series 2024-9A, Class D	(4) (5) (7)	SOFR + 520	9.53%	4/20/2036	5,000	5,000	5,062
Avoca CLO XI DAC	Series 11A, Class ERR	(4) (5) (7)	EURIBOR + 615	8.18%	10/15/2038	€1,750	1,876	2,073
Avoca CLO XXIX DAC	Series 29A, Class ER	(4) (5) (7)	EURIBOR + 530	7.33%	10/15/2038	€4,270	4,995	5,013
Avoca CLO XXXIII DAC	Series 33A, Class E	(4) (5) (7)	EURIBOR + 535	7.39%	10/15/2038	€6,220	7,098	7,314
Babson CLO Ltd.	Series 2020-1A, Class ER2	(4) (5) (7)	SOFR + 550	9.82%	1/15/2038	1,600	1,600	1,597
Babson CLO Ltd.	Series 2021-3A, Class SUB	(4) (5) (7) (12)			1/18/2035	14,100	8,400	4,585
Ballyrock CLO 21 Ltd.	Series 2022-21A, Class DR	(4) (5) (7)	SOFR + 600	10.33%	10/20/2037	1,000	1,000	992
Ballyrock CLO 24 Ltd.	Series 2023-24A, Class DR	(4) (5) (7)	SOFR + 600	10.33%	7/13/2038	3,350	3,350	3,375
Ballyrock CLO 26 Ltd.	Series 2024-26A, Class C2	(4) (5) (7)	SOFR + 470	9.02%	7/25/2037	8,250	8,250	8,311
Ballyrock CLO 28 Ltd.	Series 2024-28A, Class SUB	(4) (5) (7)			1/20/2038	5,000	4,276	3,693
Barings CLO 2019-II Ltd.	Series 2019-2A, Class ERR	(4) (5) (7)	SOFR + 600	10.32%	1/15/2038	10,000	10,000	10,112
Barings CLO 2023-II Ltd.	Series 2023-2A, Class ER	(4) (5) (7) (12)	SOFR + 510	9.06%	10/20/2038	2,750	2,750	2,759
Barings CLO 2025-I Ltd.	Series 2025-1A, Class SUB	(4) (5) (7)			4/20/2038	5,000	4,208	4,219
Barings CLO 2025-IV Ltd.	Series 2025-4A, Class E	(4) (5) (7) (12)	SOFR + 500	8.97%	10/15/2040	3,000	3,000	3,003
Barings Middle Market CLO Ltd.	Series 2023-IA, Class C	(4) (5) (7)	SOFR + 640	10.73%	1/20/2036	2,750	2,750	2,774
Benefit Street Partners CLO V-B Ltd.	Series 2018-5BA, Class ER	(4) (5) (7)	SOFR + 630	10.63%	7/20/2037	10,710	10,710	10,836
Benefit Street Partners CLO XX Ltd.	Series 2020-20A, Class ERR	(4) (5) (7) (12)	SOFR + 490	9.19%	10/15/2028	7,560	7,560	7,560
Benefit Street Partners CLO XXXII Ltd.	Series 2023-32A, Class E	(4) (5) (7)	SOFR + 735	11.67%	10/25/2036	4,000	4,000	4,010
Benefit Street Partners CLO XXXIV Ltd.	Series 2024-34A, Class E	(4) (5) (7)	SOFR + 670	11.02%	7/25/2037	4,000	4,000	4,070
Benefit Street Partners CLO XXXVIII Ltd.	Series 2024-38A, Class SUB	(4) (5) (7)			1/25/2038	5,000	4,568	4,377
Birch Grove CLO 11 Ltd.	Series 2024-11A, Class E	(4) (5) (7)	SOFR + 580	10.13%	1/22/2038	6,000	6,000	6,075
Birch Grove CLO 13 Ltd.	Series 2025-13A, Class E	(4) (5) (7)	SOFR + 515	9.31%	10/23/2038	14,000	14,000	14,074
Birch Grove CLO 9 Ltd.	Series 2024-9A, Class E	(4) (5) (7)	SOFR + 625	10.58%	10/22/2037	2,500	2,500	2,530

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2025
(amounts in thousands)

Investments—Collateralized Loan Obligations (18.7% of Net Assets)		Footnotes	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Birch Grove CLO Ltd.	Series 19A, Class ERR	(4) (5) (7)	SOFR + 694	11.26%	7/17/2037	7,000	6,936	7,059
BlackRock European CLO DAC	Series 5X, Class SUB	(4) (5) (12) (16)			7/16/2031	€2,750	489	534
BlueMountain CLO XXIV Ltd.	Series 2019-24A, Class ER	(4) (5) (7) (13)	SOFR + 684	11.43%	4/20/2034	4,000	3,997	3,921
BlueMountain CLO XXV Ltd.	Series 2019-25A, Class ERR	(4) (5) (7)	SOFR + 742	11.74%	1/15/2038	5,725	5,617	5,730
BlueMountain CLO XXXI Ltd.	Series 2021-31A, Class E	(4) (5) (7) (13)	SOFR + 653	11.12%	4/19/2034	735	652	729
BlueMountain CLO XXXIII Ltd.	Series 2021-33A, Class SUB	(4) (5) (7) (12)			11/20/2034	5,900	4,180	2,323
Brightwood Capital MM CLO Ltd.	Series 2023-1A, Class C	(4) (5) (7)	SOFR + 480	9.12%	10/15/2035	2,900	2,851	2,914
Bryant Park Funding 2023-21 Ltd.	Series 2023-21A, Class D	(4) (5) (7)	SOFR + 545	9.78%	10/18/2036	4,800	4,800	4,800
Bryant Park Funding 2024-25 Ltd.	Series 2024-25A, Class E	(4) (5) (7)	SOFR + 575	10.08%	1/18/2038	6,000	6,000	6,056
CBAM 2017-3 Ltd.	Series 2017-3A, Class ER	(4) (5) (7) (13)	SOFR + 711	11.69%	7/17/2034	4,000	3,971	3,918
Cedar Funding CLO Ltd.	Series 2016-6A, Class SUB	(4) (5) (7) (12)			4/20/2034	14,822	9,420	6,635
CIFC European Funding CLO IV DAC	Series 4X, Class E	(4) (5) (16)	EURIBOR + 597	7.99%	8/18/2035	€2,845	2,780	3,371
CIFC Funding Ltd.	Series 2017-5A, Class ER	(4) (5) (7)	SOFR + 615	10.47%	7/17/2037	4,750	4,750	4,755
CIFC Funding Ltd.	Series 2018-3A, Class ER	(4) (5) (7)	SOFR + 480	8.88%	10/18/2038	2,250	2,250	2,252
CIFC Funding Ltd.	Series 2018-5A, Class ER	(4) (5) (7)	SOFR + 660	10.92%	7/15/2038	3,000	3,000	3,025
CIFC Funding Ltd.	Series 2019-2A, Class ERR	(4) (5) (7)	SOFR + 485	8.99%	10/17/2038	2,850	2,850	2,866
CIFC Funding Ltd.	Series 2021-3A, Class E1	(4) (5) (7) (13)	SOFR + 640	10.98%	7/15/2036	1,500	1,477	1,506
CIFC Funding Ltd.	Series 2023-1A, Class E	(4) (5) (7)	SOFR + 715	11.47%	10/15/2037	6,000	6,000	6,000
CIFC Funding Ltd.	Series 2023-1A, Class ER	(4) (5) (7)	SOFR + 470	8.60%	10/15/2038	9,000	9,000	9,000
CIFC Funding Ltd.	Series 2023-3A, Class E	(4) (5) (7)	SOFR + 765	11.98%	1/20/2037	7,000	7,000	7,076
CIFC Funding Ltd.	Series 2015-4A, Class SUB	(4) (5) (7) (12)			4/20/2034	5,953	2,415	1,605
CIFC Funding Ltd.	Series 2024-2A, Class E	(4) (5) (7)	SOFR + 640	10.73%	4/22/2037	5,650	5,650	5,716
Crown Point CLO Ltd.	Series 2019-8A, Class ER	(4) (5) (7) (13)	SOFR + 713	11.72%	10/20/2034	3,463	3,073	3,459
Crown Point CLO Ltd.	Series 2021-10A, Class E	(4) (5) (7) (13)	SOFR + 685	11.44%	7/20/2034	3,000	2,935	3,008
CVC Cordatus Loan Fund XXII DAC	Series 22X, Class E	(4) (5) (7)	EURIBOR + 616	8.17%	12/15/2034	€1,550	1,552	1,850
CVC Cordatus Loan Fund XXVI DAC	Series 26A, Class ER	(4) (5) (16)	EURIBOR + 575	7.78%	1/15/2038	€4,840	5,066	5,728
CVC Cordatus Loan Fund XXVII DAC	Series 27A, Class ER	(4) (5) (7)	EURIBOR + 610	8.13%	4/15/2038	€2,125	2,373	2,536
Danby Park CLO Ltd.	Series 2022-1A, Class M1	(4) (5) (7) (12)			10/21/2035	7,191	—	114
Danby Park CLO Ltd.	Series 2022-1A, Class M2	(4) (5) (7) (12)			10/21/2035	7,191	—	265
Danby Park CLO Ltd.	Series 2022-1A, Class SUB	(4) (5) (7) (12)			10/21/2035	7,191	4,176	5,552
Elmwood CLO 17 Ltd.	Series 2022-4A, Class SUB	(4) (5) (7) (12)			7/17/2037	17,500	11,616	11,350
Elmwood CLO 22 Ltd.	Series 2023-1A, Class ER	(4) (5) (7)	SOFR + 480	9.12%	4/17/2038	5,000	5,000	5,005
Elmwood CLO I Ltd.	Series 2019-1A, Class ERR	(4) (5) (7)	SOFR + 640	10.73%	4/20/2037	3,638	3,624	3,641
Elmwood CLO II Ltd.	Series 2019-2A, Class ERR	(4) (5) (7)	SOFR + 575	10.08%	10/20/2037	6,500	6,500	6,508
Elmwood CLO IX Ltd.	Series 2021-2A, Class ER	(4) (5) (7)	SOFR + 465	8.98%	4/20/2038	1,650	1,644	1,658
Empower CLO 2022-1 Ltd.	Series 2022-1A, Class ER	(4) (5) (7)	SOFR + 590	10.23%	10/20/2037	3,000	3,000	3,008
Empower CLO 2023-2 Ltd.	Series 2023-2A, Class ER	(4) (5) (7)	SOFR + 560	9.89%	10/15/2028	2,000	2,000	2,003
Empower CLO 2024-1 Ltd.	Series 2024-1A, Class D1	(4) (5) (7)	SOFR + 375	8.07%	4/25/2037	14,000	14,000	14,108

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2025
(amounts in thousands)

Investments—Collateralized Loan Obligations (18.7% of Net Assets)		Footnotes	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Generate CLO 18 Ltd.	Series 2024-18A, Class E	(4) (5) (7)	SOFR + 600	10.33%	1/20/2038	3,060	3,060	3,105
Generate CLO 5 Ltd.	Series 5A, Class D2R	(4) (5) (7)	SOFR + 510	9.43%	7/22/2037	6,750	6,750	6,832
Generate CLO 7 Ltd.	Series 7A, Class ER	(4) (5) (7)	SOFR + 694	11.27%	4/22/2037	6,540	6,488	6,384
Generate CLO 8 Ltd.	Series 8A, Class ER2	(4) (5) (7)	SOFR + 635	10.68%	1/20/2038	2,820	2,820	2,806
Golub Capital Partners CLO Ltd.	Series 2024-71A, Class D	(4) (5) (7)	SOFR + 510	9.33%	2/9/2037	7,500	7,500	7,541
Golub Capital Partners CLO Ltd.	Series 2019-43A, Class ER	(4) (5) (7)	SOFR + 575	10.08%	10/20/2037	6,750	6,750	6,790
Golub Capital Partners CLO Ltd.	Series 2021-53A, Class ER	(4) (5) (7)	SOFR + 470	9.03%	7/20/2034	4,000	4,000	3,941
Golub Capital Partners CLO Ltd.	Series 2019-42RA, Class DR	(4) (5) (7)	SOFR + 610	10.41%	1/20/2036	4,800	4,800	4,873
Harvest Clo XXIX DAC	Series 29X, Class ER	(4) (5) (16)	EURIBOR + 627	8.30%	7/15/2037	€5,000	5,316	5,936
Henley Clo XIII DAC	Series 13A, Class E	(4) (5) (7)	EURIBOR + 570	7.72%	10/15/2038	€3,880	4,560	4,576
Invesco U.S. CLO 2024-1 Ltd.	Series 2024-1RA, Class D2R	(4) (5) (7)	SOFR + 550	9.82%	4/15/2037	10,000	10,000	10,108
Ivy Hill Middle Market Credit Fund XXII Ltd.	Series 2024-22A, Class D	(4) (5) (7)	SOFR + 505	9.38%	4/20/2036	2,500	2,500	2,528
KKR CLO 10 Ltd.	Series 10, Class ER	(4) (5) (7)	SOFR + 650	10.80%	9/15/2029	3,000	2,979	3,006
KKR CLO 28 Ltd.	Series 28A, Class ER	(4) (5) (7)	SOFR + 740	11.72%	2/9/2035	6,800	6,771	6,805
KKR CLO 36 Ltd.	Series 36A, Class SUB	(4) (5) (7)			10/15/2034	8,600	5,396	2,328
KKR CLO 44 Ltd.	Series 44A, Class D	(4) (5) (7)	SOFR + 500	9.33%	1/20/2036	5,000	5,000	5,046
KKR CLO 46 Ltd.	Series 2023-46A, Class ER	(4) (5) (7) (12)	SOFR + 700	11.33%	10/20/2037	2,080	2,080	2,107
KKR CLO 54 Ltd.	Series 2024-54A, Class E	(4) (5) (7) (13)	SOFR + 580	10.12%	1/15/2038	6,100	6,100	6,167
Logan CLO I Ltd.	Series 2024-5A, Class D2R	(4) (5) (7)	SOFR + 460	8.93%	4/20/2037	3,750	3,750	3,774
Madison Park Funding LIV Ltd.	Series 2022-54A, Class ER	(4) (5) (7)	SOFR + 650	10.83%	10/21/2037	750	750	757
Madison Park Funding LV Ltd.	Series 2022-55A, Class ER	(4) (5) (7)	SOFR + 600	10.33%	7/18/2037	5,500	5,500	5,479
Madison Park Funding LVIII Ltd.	Series 2024-58A, Class E	(4) (5) (7)	SOFR + 665	10.97%	4/25/2037	6,000	6,000	6,041
Madison Park Funding XLVII Ltd.	Series 2020-47A, Class DR	(4) (5) (7)	SOFR + 390	8.23%	4/19/2037	5,000	5,000	5,042
Madison Park Funding XLVII Ltd.	Series 2020-47A, Class ER	(4) (5) (7)	SOFR + 665	10.98%	4/19/2037	5,000	5,000	5,024
Madison Park Funding XXXII Ltd.	Series 2018-32A, Class ER2	(4) (5) (7)	SOFR + 640	10.73%	7/22/2037	1,800	1,800	1,806
Magnetite XVII Ltd.	Series 2016-17A, Class ER2	(4) (5) (7)	SOFR + 650	10.83%	4/20/2037	6400	6,400	6,472
Marble Point CLO XX Ltd.	Series 2021-1A, Class E	(4) (5) (7) (13)	SOFR + 711	11.69%	4/23/2034	2,500	2,482	2,503
Marble Point CLO XXI Ltd.	Series 2021-3A, Class E	(4) (5) (7) (13)	SOFR + 720	11.78%	10/17/2034	4,000	3,941	3,930
MidOcean Credit CLO XIII Ltd.	Series 2023-13A, Class D	(4) (5) (7) (12)	SOFR + 509	9.42%	1/21/2037	3,850	3,816	3,887
MidOcean Credit CLO XIV Ltd.	Series 2024-14A, Class SUB	(4) (5) (7)			4/15/2037	3,375	2,210	2,005
Neuberger Berman Loan Advisers CLO 36R Ltd.	Series 2020-36RA, Class E	(4) (5) (7)	SOFR + 490	9.18%	7/20/2039	4,270	4,270	4,284
Neuberger Berman Loan Advisers Lasalle Street Lending CLO I Ltd.	Series 2023-1A, Class D1	(4) (5) (7)	SOFR + 500	9.32%	10/25/2036	3,850	3,816	3,861
Oaktree CLO 2019-2 Ltd.	Series 2019-2A, Class DR	(4) (5) (7)	SOFR + 719	11.51%	10/15/2037	4,550	4,508	4,560
Oaktree CLO 2021-1 Ltd.	Series 2021-1A, Class ER	(4) (5) (7)	SOFR + 610	10.42%	1/15/2038	5,750	5,750	5,813
Oaktree CLO 2025-31 Ltd.	Series 2025-31A, Class E	(4) (5) (7)	SOFR + 535	9.63%	7/20/2038	12,000	12,000	12,029
OCP CLO 2016-12, Ltd.	Series 2016-12A, Class E1R3	(4) (5) (7)	SOFR + 600	10.33%	10/18/2037	2,750	2,750	2,789
OCP CLO 2020-8R Ltd	Series 2020-8RA, Class ER2	(4) (5) (7)	SOFR + 470	8.58%	10/17/2038	2,500	2,500	2,500

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2025
(amounts in thousands)

Investments—Collateralized Loan Obligations (18.7% of Net Assets)		Footnotes	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
OCP Euro CLO 2020-4 DAC	Series 2020-4A, Class ERR	(4) (5) (7)	EURIBOR + 560	7.67%	10/20/2039	€3,500	4,068	4,086
OCP Euro CLO 2025-14 DAC	Series 2025-14A, Class E	(4) (5) (7)	EURIBOR + 535	7.38%	10/26/2039	€2,500	2,914	2,935
Octagon 58 Ltd.	Series 2022-1A, Class ER	(4) (5) (7)	SOFR + 625	10.57%	4/15/2038	9,500	9,500	9,697
Octagon 62 Ltd.	Series 2022-1A, Class ER	(4) (5) (7)	SOFR + 640	10.72%	1/23/2038	2,000	2,000	2,013
Octagon 70 Alto Ltd.	Series 2023-1A, Class D	(4) (5) (7)	SOFR + 409	8.42%	10/20/2036	4,850	4,724	4,850
Octagon 70 Alto Ltd.	Series 2023-1A, Class E	(4) (5) (7)	SOFR + 666	10.99%	10/20/2036	1,575	1,506	1,561
Octagon Investment Partners 40 Ltd.	Series 2019-1A, Class SUB	(4) (5) (7)			1/20/2035	22,500	11,627	4,311
OHA Credit Funding 16 Ltd.	Series 2023-16A, Class E	(4) (5) (7) (12)	SOFR + 675	11.08%	10/20/2036	8,000	8,000	8,038
OHA Loan Funding 2015-1 Ltd.	Series 2015-1A, Class ER4	(4) (5) (7)	SOFR + 480	8.97%	10/19/2038	3,500	3,500	3,522
Palmer Square CLO 2018-1 Ltd.	Series 2018-1A, Class DR	(4) (5) (7)	SOFR + 694	11.27%	4/18/2037	3,300	3,316	3,316
Palmer Square CLO 2018-2 Ltd.	Series 2018-2A, Class DR	(4) (5) (7)	SOFR + 700	11.32%	4/16/2037	8,170	8,172	8,266
Palmer Square CLO 2021-4A Ltd.	Series 2021-4A, Class ER	(4) (5) (7)	SOFR + 575	10.02%	7/15/2038	3,500	3,554	3,525
Palmer Square CLO 2022-1A ER Ltd	Series 2022-1A, Class ER	(4) (5) (7)	SOFR + 520	9.16%	10/20/2038	2,000	2,000	2,002
Palmer Square CLO 2022-4 Ltd.	Series 2022-4A, Class ER	(4) (5) (7)	SOFR + 550	9.83%	10/20/2037	2,667	2,667	2,683
Palmer Square CLO 2024-2 Ltd.	Series 2024-2A, Class SUB	(4) (5) (7)			7/20/2037	6,600	5,606	5,005
Palmer Square CLO 2023-3 Ltd.	Series 2023-3A, Class E	(4) (5) (7) (12)	SOFR + 783	12.16%	1/20/2037	3,500	3,469	3,553
Palmer Square European CLO 2022-2 DAC	Series 2022-2A, Class ERR	(4) (5) (7)	EURIBOR + 575	7.73%	1/15/2038	€5,880	6,834	6,931
Palmer Square European CLO 2023-1 DAC	Series 2023-1A, Class ER	(4) (5) (7)	EURIBOR + 570	7.73%	1/15/2038	€8,000	8,452	9,486
PennantPark CLO II Ltd.	Series 2020-2A, Class DR	(4) (5) (7)	SOFR + 495	9.27%	4/15/2036	5,000	5,000	5,015
Providus CLO VII DAC	Series 7A, Class ER	(4) (5) (7)	EURIBOR + 642	8.45%	7/15/2038	€2,250	2,399	2,658
Providus CLO XIII DAC	Series 13X, Class E	(4) (5) (16)	EURIBOR + 500	7.03%	11/19/2039	€4,500	5,268	5,283
RAD CLO 17 Ltd.	Series 2022-17A, Class ER	(4) (5) (7)	SOFR + 625	10.58%	1/20/2038	4,000	4,000	4,039
Reese Park CLO, Ltd.	Series 2020-1A, Class ERR	(4) (5) (7)	SOFR + 600	10.32%	1/15/2038	3,560	3,560	3,563
Regatta 30 Funding Ltd.	Series 2024-4A, Class E	(4) (5) (7)	SOFR + 540	9.72%	1/25/2038	2,560	2,560	2,584
Regatta 35 Funding Ltd.	Series 2025-5A, Class E	(4) (5) (7)	SOFR + 525	9.53%	10/15/2038	4,570	4,570	4,569
Regatta VIII Funding Ltd.	Series 2017-1A, Class ER	(4) (5) (7)	SOFR + 700	11.32%	4/17/2037	5,560	5,560	5,591
Regatta XXIII Funding Ltd.	Series 2021-4A, Class E	(4) (5) (7)	SOFR + 670	11.29%	1/20/2035	5,000	4,844	5,019
Regatta XXV Funding Ltd.	Series 2023-1A, Class ER	(4) (5) (7) (13)	SOFR + 575	10.08%	7/15/2038	6,250	6,250	6,308
Regatta XXVI Funding Ltd.	Series 2023-2A, Class E	(4) (5) (7)	SOFR + 790	12.22%	1/25/2037	6,000	5,893	6,069
Regatta XXVIII Funding Ltd.	Series 2024-2A, Class E	(4) (5) (7)	SOFR + 685	11.17%	4/25/2037	5,000	5,000	5,047
Rockford Tower CLO Ltd.	Series 2023-1A, Class D	(4) (5) (7)	SOFR + 532	9.59%	1/20/2036	4,300	4,263	4,300
RR Ltd.	Series 2022-24A, Class DR2	(4) (5) (7)	SOFR + 550	9.82%	1/15/2037	4,760	4,760	4,779
RRE 6 Loan Management DAC	Series 6A, Class DR	(4) (5) (7)	EURIBOR + 515	7.18%	10/15/2038	€1,200	1,402	1,404
Silver Point CLO 1 Ltd.	Series 2022-1A, Class ER	(4) (5) (7)	SOFR + 525	9.58%	1/20/2038	1,363	1,380	1,359
Silver Point CLO 11 Ltd.	Series 2024-7A, Class E	(4) (5) (7)	SOFR + 565	9.93%	7/15/2028	8,500	8,500	8,603
Silver Point CLO 7 Ltd.	Series 2024-7A, Class E	(4) (5) (7)	SOFR + 575	10.07%	1/15/2038	3,600	3,600	3,628
Sixth Street CLO IX Ltd.	Series 2017-9A, Class ER	(4) (5) (7)	SOFR + 625	10.58%	7/31/2037	6,250	6,250	6,297
Sixth Street CLO XV Ltd.	Series 2020-15A, Class ER	(4) (5) (7)	SOFR + 605	10.37%	10/24/2027	5,000	5,000	5,049

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2025
(amounts in thousands)

Investments—Collateralized Loan Obligations (18.7% of Net Assets)		Footnotes	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Sixth Street CLO XVII Ltd.	Series 2021-17A, Class ER	(4) (5) (7)	SOFR + 475	9.07%	4/17/2038	3,000	2,991	3,013
Sixth Street CLO XXIII Ltd.	Series 2023-23A, Class E	(4) (5) (7)	SOFR + 705	11.37%	10/23/2036	4,000	4,000	4,025
Sixth Street CLO XXV Ltd.	Series 2024-25A, Class SUB	(4) (5) (7) (12)			7/24/2037	15,000	11,914	10,643
Sound Point CLO 35 Ltd.	Series 2022-35A, Class ER	(4) (5) (7)	SOFR + 580	10.11%	4/26/2038	1,670	1,670	1,674
Sound Point CLO 37 Ltd.	Series 2023-37A, Class D	(4) (5) (7)	SOFR + 555	9.86%	1/29/2037	4,800	4,800	4,860
Sound Point CLO Ltd.	Series 2021-1A, Class E	(4) (5) (7) (13)	SOFR + 685	11.43%	4/25/2034	4,000	3,943	3,814
Symphony CLO XXXIII Ltd.	Series 2022-33A, Class E1R	(4) (5) (7)	SOFR + 535	9.67%	1/24/2038	5,000	5,000	4,837
TICP CLO XI Ltd.	Series 2018-11A, Class ER	(4) (5) (7)	SOFR + 670	11.02%	4/25/2037	4,700	4,700	4,755
TICP CLO XII Ltd.	Series 2018-12A, Class ER	(4) (5) (7)	SOFR + 625	10.83%	7/15/2034	988	988	991
Trimaran CAVU 2022-1 Ltd.	Series 2022-1A, Class ER	(4) (5) (7) (13)	SOFR + 692	11.25%	10/22/2037	6,250	6,221	6,316
Trinitas Euro CLO V DAC	Series 5A, Class ER	(4) (5) (7)	EURIBOR + 580	7.80%	7/25/2039	€2,500	2,944	2,944
Trinitas Euro CLO X DAC	Series 10A, Class E	(4) (5) (7)	EURIBOR + 505	7.08%	11/15/2038	€4,980	5,906	5,847
Twin Brook CLO 2024-1 LLC	Series 2024-1A, Class D	(4) (5) (7)	SOFR + 495	9.28%	7/20/2036	6,500	6,500	6,529
Venture CLO Ltd.	Series 2022-45A, Class E	(4) (5) (7)	SOFR + 770	12.03%	7/20/2035	10,000	9,802	7,964
Voya CLO 2020-3, Ltd.	Series 2020-3A, Class SUB	(4) (5) (7)			1/20/2038	7,900	5,071	4,794
Voya CLO 2021-2, Ltd.	Series 2021-2A, Class ER	(4) (5) (7) (12)	SOFR + 485	9.18%	4/20/2038	1,000	1,000	1,001
Voya CLO 2022-4, Ltd.	Series 2024-4A, Class ER	(4) (5) (7)	SOFR + 670	11.03%	4/20/2037	3,105	3,105	3,153
Voya CLO 2024-2, Ltd.	Series 2024-2A, Class SUB	(4) (5) (7) (12)			7/20/2037	10,650	8,941	7,986
Voya Euro CLO IX DAC	Series 9A, Class E	(4) (5) (7)	EURIBOR + 560	7.52%	10/15/2038	€2,250	2,642	2,653
Voya Euro CLO V DAC	Series 5X, Class E	(4) (5) (16)	EURIBOR + 581	7.84%	4/15/2035	€1,416	1,380	1,668
Voya Euro CLO VI DAC	Series 6A, Class ER	(4) (5) (7)	EURIBOR + 679	8.82%	4/15/2038	€2,500	2,677	2,954
Voya Euro CLO VIII DAC	Series 8X, Class E	(4) (5) (16)	EURIBOR + 585	7.88%	1/15/2039	€7,970	8,442	9,448
Wellington Management CLO 1 Ltd.	Series 2023-1A, Class D	(4) (5) (7)	SOFR + 485	9.18%	10/20/2036	3,150	3,150	3,155
Wellman Park CLO Ltd.	Series 2021-1A, Class ER	(4) (5) (7)	SOFR + 630	10.62%	7/15/2037	6,000	6,000	6,012
Collateralized Loan Obligations Total							$875,670	$861,854

Investments—Asset-Backed Securities (5.7% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Adams Outdoor Advertising LP	Series 2023-1, Class C	(5) (7)	Media: Advertising, Printing & Publishing	11.71%	11.71%	7/15/2053	$10,000	$10,000	$10,559
Affirm Asset Securitization Trust 2024-X1	Series 2024-X1, Class CERT	(4) (5) (7) (19)	Diversified Investment Vehicles			5/15/2029	109	—	1,143
CSS HIL 2024-1 Trust	Class A	(5)	Diversified Investment Vehicles	7.00%	7.00%	4/20/2050	15,554	15,468	15,814
CSS HIL 2024-1 Trust	Class B	(5)	Diversified Investment Vehicles	7.75%	7.75%	4/20/2050	2,804	2,736	2,884
CSS HIL 2024-1 Trust	Class C	(5)	Diversified Investment Vehicles	7.75%	7.75%	4/20/2050	5,318	4,861	5,134
CSS HIL 2024-1 Trust	Class D	(5)	Diversified Investment Vehicles	7.75%	7.75%	4/20/2050	1,741	1,325	1,418
CSS HIL 2024-1 Trust	Class E	(4) (5) (19)	Diversified Investment Vehicles			4/20/2050	2,759	3,000	2,132
CSS PL 2023-1 Trust	Series 2023-1, Class SUBI 1	(4) (5) (19)	Diversified Investment Vehicles				9,531	3,030	2,612
CSS PL 2023-1 Trust	Series 2023-1, Class SUBI 2	(4) (5) (19)	Diversified Investment Vehicles				15,238	6,502	6,435

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2025
(amounts in thousands)

Investments—Asset-Backed Securities (5.7% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Craft Ltd.	Series 2023-IA, Class CLN	(4) (5) (7)	Diversified Investment Vehicles	SOFR + 1175	15.99%	11/28/2032	2,000	2,000	2,085
Guggenheim Investments Private Debt Fund IV Rated Note Feeder, LLC	Class A1	(4) (5) (6)	Diversified Investment Vehicles	SOFR + 300	7.05%	4/10/2038	5,924	5,924	5,924
Guggenheim Investments Private Debt Fund IV Rated Note Feeder, LLC	Class B1	(4) (5) (6)	Diversified Investment Vehicles	SOFR + 500	9.05%	4/10/2038	1,975	1,975	1,980
Guggenheim Investments Private Debt Fund IV Rated Note Feeder, LLC	Class D	(4) (5) (6)	Diversified Investment Vehicles	SOFR + 854	12.59%	4/10/2038	7,899	7,708	7,502
L Catterton Direct Lending Fund Rated Feeder LP	Class A	(4) (5) (6)	Diversified Investment Vehicles	SOFR + 325	7.57%	1/15/2028	3,819	3,819	3,754
L Catterton Direct Lending Fund Rated Feeder LP	Class B	(4) (5) (6)	Diversified Investment Vehicles	SOFR + 500	9.32%	1/15/2028	2,091	2,091	2,031
L Catterton Direct Lending Fund Rated Feeder LP	Class C	(4) (5) (6)	Diversified Investment Vehicles	SOFR + 800	12.32%	1/15/2028	1,182	1,182	1,169
Mercury Financial Credit Card Master Trust	Series 2024-IA, Class B	(5) (7)	Diversified Investment Vehicles	8.46%	8.46%	2/20/2029	15,572	15,570	15,617
Mercury Financial Credit Card Master Trust	Series 2024-IA, Class D	(5) (7)	Diversified Investment Vehicles	14.80%	14.80%	2/20/2029	14,428	14,427	14,441
MNR ABS Issuer I, LLC	Series 2023-1, Class A-1	(5) (7)	Energy: Oil & Gas	8.12%	8.12%	12/15/2038	5,796	5,796	5,912
MNR ABS Issuer I, LLC	Series 2023-1, Class A-2	(5) (7)	Energy: Oil & Gas	8.95%	8.95%	12/15/2038	8,313	8,313	8,687
MNR ABS Issuer I, LLC	Series 2023-1, Class B	(5) (7)	Energy: Oil & Gas	12.44%	12.44%	12/15/2038	6,237	6,237	6,378
Monroe Capital CFO I Ltd.	Class A	(4) (5)	Diversified Investment Vehicles	SOFR + 425	8.45%	5/15/2039	48,020	48,020	48,020
SMB Private Education Loan Trust 2024-A	Series 2024-A, Class R	(4) (5) (7) (19)	Diversified Investment Vehicles			3/15/2056	52	51,358	39,427
SoFi Consumer Loan Program 2025-1 Trust	Series 2025-1, Class R1	(4) (5) (7) (19)	Diversified Investment Vehicles			2/27/2034	124	10,860	10,715
Thoma Bravo Credit Asset Funding ABS, LLC	Series 2023-1A, Class BR	(5) (7)	Software	7.06%	7.06%	11/22/2033	5,053	5,052	5,078
Thoma Bravo Credit Asset Funding ABS, LLC	Series 2023-1A, Class CR	(5) (7)	Software	8.41%	8.41%	11/22/2033	5,003	5,003	5,005
Thoma Bravo Credit Asset Funding ABS, LLC	Series 2023-1A, Class DR	(5) (7)	Software	10.51%	10.51%	11/22/2033	3,242	3,242	3,249
VCP RRL ABS III LLC	Series 2024-1A, Class B	(4) (5) (7)	Diversified Investment Vehicles	SOFR + 320	7.48%	4/20/2034	6,759	6,759	6,770
VCP RRL ABS III LLC	Series 2024-1A, Class C	(4) (5) (7)	Diversified Investment Vehicles	SOFR + 550	9.78%	4/20/2034	15,221	15,221	15,285
VCP RRL ABS III LLC	Series 2024-1A, Class D	(4) (5) (7)	Diversified Investment Vehicles	SOFR + 700	11.28%	4/20/2034	8,414	8,414	8,349
Asset-Backed Securities Total								$275,893	$265,509

Investments—Common Stock (1.5% of Net Assets)	Footnotes	Industry	Acquisition Date	Units / Shares	Cost	Fair Value
48forty Intermediate Holdings, Inc.	(5) (9) (10)	Transportation	11/5/2024	3	$—	$—
Aimbridge Acquisition Co., Inc.	(2) (3) (5) (9) (10)	Hotels, Restaurants & Leisure	3/11/2025	4	211	209
Align Precision Group, LLC	(5) (9) (10)	Aerospace & Defense	7/3/2025	3	1,761	1,635
Ampersand Partners AIV Investors, LLC	(5) (9) (10)	Financial Services	7/9/2025	14	212	212

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2025
(amounts in thousands)

Investments—Common Stock (1.5% of Net Assets)	Footnotes	Industry	Acquisition Date	Units / Shares	Cost	Fair Value
Apex Group Ltd.	(2) (3) (5) (9) (10)	Financial Services	5/11/2022	—	250	323
Buckeye Group Holdings, L.P.	(5) (9) (10)	Automotives	12/31/2024	9,427	—	—
Buckeye Group Holdings, L.P.	(5) (9) (10)	Automotives	12/31/2024	5,123	—	—
Cobham Ultra 1 CY S.C.A.	(5) (9) (10)	Electronic Equipment, Instruments & Components	7/29/2022	2,831	28	54
Cobham Ultra S.a.r.l.	(5) (9) (10)	Electronic Equipment, Instruments & Components	7/29/2022	8	9	20
CSS PL 2024-1 Trust	(5) (10) (19)	Diversified Investment Vehicles	2/28/2025	1,130	—	679
Dwyer Instruments, Inc.	(5) (9) (10)	Electronic Equipment, Instruments & Components	7/21/2021	5	52	132
FPG Parent, LLC	(5) (9) (10)	Consumer Services	7/25/2025	—	6	6
KRE HYOD Owner, LLC	(5) (9) (10)	Real Estate Management & Development	9/22/2021	124	133	116
L Catterton Direct Lending Fund Rated Feeder LP	(5) (10) (19)	Diversified Investment Vehicles	3/7/2025	270	—	271
Material Holdings, LLC	(5) (9) (10)	Professional Services	6/14/2024	3	—	—
NearU Holdings LLC	(5) (9) (10)	Consumer Services	8/4/2022	10	988	225
Primetech Holdco S.a.r.l.	(5) (9) (10)	Insurance	7/28/2022	—	1,957	2,209
PXO Holdings I Corp.	(5) (9) (10)	Chemicals, Plastics & Rubber	3/8/2022	5	523	390
Santiago Holdings, LP	(4) (5) (6) (10) (19)	Diversified Investment Vehicles	9/6/2024	74,819	54,038	59,497
Sinch AB	(9) (10)	High Tech Industries	2/25/2022	5	—	17
Tank Holding Corp.	(5) (9) (10)	Capital Equipment	3/26/2019	200	—	645
Tufin Software North America, Inc.	(5) (9) (10)	Software	8/25/2022	679	971	$1,299
Wineshipping.com, LLC	(5) (9) (10)	Beverage, Food & Tobacco	8/25/2022	1	55	$—
WP Summit Co-Invest, L.P.	(5) (9) (10)	Insurance	4/27/2023	152	74	$220
Common Stock Total					$61,268	$68,159

Investments—Corporate Bonds (7.6% of Net Assets)	Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Secured (5.9% of Net Assets)
Air Canada Pass Through Trust	(2) (3) (7)	Aerospace & Defense	9.00%	9.00%	10/1/2025	$365	$365	$364
Apex Structured Holdings Ltd.	(2) (3) (5) (8)	Financial Services	13.00% PIK	13.00%	7/19/2054	€1,921	2,235	2,250
Apex Structured Holdings Ltd.	(5) (8)	Financial Services	13.00% PIK	13.00%	7/19/2054	19,520	19,171	19,471
Apex Structured Holdings Ltd.	(2) (3) (5) (8)	Financial Services	13.00% PIK	13.00%	7/19/2054	9,801	9,599	9,777
Apex Structured Holdings Ltd.	(2) (3) (5) (8)	Financial Services	13.00% PIK	13.00%	7/19/2054	€864	1,006	1,012
Apex Structured Holdings Ltd.	(2) (3) (5) (8)	Financial Services	13.00% PIK	13.00%	7/19/2054	€6,754	7,794	7,910
Athena S.p.A.	(5)	Entertainment	8.00%	8.00%	4/12/2027	€23,871	25,099	28,026
Birsa S.p.A.	(4) (5) (6)	Health Care Providers & Services	EURIBOR + 525	7.23%	6/30/2031	€4,758	5,280	5,363
Birsa S.p.A.	(4) (5)	Health Care Providers & Services	EURIBOR + 525	7.23%	6/30/2031	€7,931	8,328	9,172
British Airways Pass Through Trust	(2) (3) (7)	Aerospace & Defense	8.38%	8.38%	11/15/2028	272	272	286
Cartiere Villa Lagarina S.p.A.	(4) (5) (8) (15)	Containers, Packaging & Glass	EURIBOR + 600, 5.50% PIK	13.53%	12/22/2025	€2,813	3,363	2,312
Cartitalia S.p.A.	(4) (5) (8) (15)	Containers, Packaging & Glass	EURIBOR + 600, 5.50% PIK	13.53%	12/22/2025	€2,278	2,718	1,872

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2025
(amounts in thousands)

Investments—Corporate Bonds (7.6% of Net Assets)	Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Cloud Software Group, Inc.	(7)	Software	9.00%	9.00%	9/30/2029	11,329	9,625	11,750
Cobham Ultra PikCo S.a.r.l.	(2) (3) (4) (5) (14)	Electronic Equipment, Instruments & Components	SOFR + 825	12.44%	8/4/2031	16,071	15,880	16,112
Cobham Ultra SunCo S.a.r.l.	(2) (3) (4) (5) (14)	Electronic Equipment, Instruments & Components	SOFR + 725	11.44%	8/4/2030	9,303	9,148	9,303
Cornerstone Building Brands, Inc.	(2) (3) (7)	Building Products	9.50%	9.50%	8/15/2029	4,000	4,000	3,880
Fideicomiso Fiduoccidente - Acciones TCBuen	(5)	Real Estate Management & Development	9.45%	9.45%	12/30/2029	11,000	10,930	11,138
GPC CAR Issuer, LLC	(5)	Independent Power and Renewable Electricity Producers	9.75%	9.75%	12/31/2031	2,457	2,430	2,421
GREC II CWF LLC	(2) (3) (5)	Independent Power and Renewable Electricity Producers	8.25%	8.25%	7/24/2028	8,820	8,752	8,820
Helios Software Holdings, Inc.	(7)	Financial Services	8.75%	8.75%	5/1/2029	5,000	5,000	5,174
Holding Argon	(4) (5) (6)	Business Services	EURIBOR + 575	7.95%	4/16/2032	€758	718	742
Holding Argon	(4) (5)	Business Services	EURIBOR + 575	7.96%	4/16/2032	€5,054	5,592	5,786
Holding Argon	(4) (5)	Business Services	EURIBOR + 575	7.96%	4/16/2032	€27,799	30,757	31,821
ION Trading Technologies S.a.r.l.	(2) (3) (7)	Capital Markets	5.75%	5.75%	5/15/2028	3,000	2,671	2,942
ION Trading Technologies S.a.r.l.	(2) (3) (7)	Capital Markets	9.50%	9.50%	5/30/2029	10,000	10,000	10,563
NPA 2023 Holdco, LLC	(2) (3) (5)	Independent Power and Renewable Electricity Producers	8.75%	8.75%	10/10/2028	58,581	58,065	57,993
Rackspace Technology Global, Inc.	(2) (3) (7)	Software	5.38%	5.38%	12/1/2028	2,000	1,821	519
Tolentino S.p.A.	(4) (5) (8) (15)	Containers, Packaging & Glass	EURIBOR + 600, 5.50% PIK	13.53%	12/22/2025	€1,055	1,261	867
Zayo Group Holdings, Inc.	(2) (3) (7)	Telecommunications	4.00%	4.00%	3/1/2027	3,659	3,609	3,609
Secured Total							$265,489	$271,255

Unsecured (1.7% of Net Assets)
Aretec Group, Inc.	(2) (3) (7)	Capital Markets	7.50%	7.50%	4/1/2029	$9,140	$9,207	$9,180
Covanta Holding Corp.	(2) (3) (7)	Environmental Industries	4.88%	4.88%	12/1/2029	3,000	2,728	2,825
Monroe Capital Income Plus Corporation	(5)	Diversified Investment Vehicles	9.42%	9.42%	11/15/2028	16,800	16,800	17,640
Monroe Capital Income Plus Corporation	(5)	Diversified Investment Vehicles	9.42%	9.42%	12/13/2028	15,700	15,700	16,485
OnePoint SAS	(4) (5) (6) (8)	IT Services	EURIBOR + 9.00% PIK	10.98%	11/3/2031	€20,707	21,947	24,053
OnePoint SAS	(4) (5) (8)	IT Services	EURIBOR + 9.00% PIK	10.98%	11/3/2031	€7,629	8,146	8,890
Unsecured Total							$74,528	$79,073
Corporate Bonds Total							$340,017	$350,328

Investments—Preferred Stock (5.0% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Acquisition Date	Units / Shares	Cost	Fair Value
Arrowhead GS Holdings, Inc.	Series A	(5) (9) (10)	Trading Companies & Distributors			10/19/2022	10	$9,458	$4,333
Blackbird Purchaser, Inc.		(5) (8) (10)	Capital Equipment	12.50% PIK	12.50%	12/14/2021	21	20,283	20,219

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2025
(amounts in thousands)

Investments—Preferred Stock (5.0% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Acquisition Date	Units / Shares	Cost	Fair Value
Buckeye Group Holdings, L.P.	Class A-2	(5) (9) (10)	Automotives			12/31/2024	5,123	1,523	414
Drilling Info Holdings, Inc.	Series B	(5) (8) (10)	Software	13.50% PIK	13.50%	2/11/2020	313	652	661
HIG Intermediate, Inc.	Series A	(5) (10)	Insurance	10.50%	10.50%	12/10/2024	34	33,807	33,909
Integrity Marketing Acquisition, LLC		(5) (8) (10)	Financial Services	10.50% PIK	10.50%	12/21/2021	11,092	10,942	10,841
NearU Holdings LLC		(5) (8) (10)	Consumer Services	20.00% PIK	20.00%	8/9/2024	1	67	80
NEFCO Holding Company, LLC	Series A2	(5) (8) (10)	Building Products	8.00% PIK	8.00%	8/5/2022	—	304	304
PCF Holdco, LLC		(5) (8) (10) (14)	Insurance	15.00% PIK	15.00%	2/16/2023	14	13,172	14,344
Project Carbo S.a.r.l.		(5) (8) (10)	IT Services	14.17% PIK	14.17%	1/27/2025	53,638	60,909	68,029
Project Roller S.a.r.l.		(5) (8) (10)	Health Care Providers & Services	13.20% PIK	13.20%	3/24/2025	34,208	36,952	40,162
Project Tiger S.a.r.l.		(5) (8) (10)	Professional Services	12.50% PIK	12.50%	3/18/2025	7,752	8,486	9,101
Zippy Shell Incorporated	Series A4	(5) (6) (8) (10)	Commercial Services & Supplies	13.04% PIK	13.04%	5/3/2024	432	27,911	28,294
Preferred Stock Total								$224,466	$230,691

Investments—Warrant (0.3% of Net Assets)	Footnotes	Industry	Acquisition Date	Expiration Date	Units / Shares / % of Ownership	Cost	Fair Value
CP Developer S.a.r.l.	(5) (9) (10)	Real Estate Management & Development	5/21/2021	5/24/2031	9.5%	$2,093	$1,426
iRobot Corporation	(2) (3) (5) (9) (10)	Consumer Goods: Durable	3/12/2025	3/11/2035	500	—	130
Jordanes Equity AS	(5) (9) (10)	Beverage, Food & Tobacco	12/27/2024	12/27/2031	156	1,998	2,143
Orifarm Holding AS	(5) (9) (10)	Health Care Providers & Services	11/29/2024	11/29/2031	5,852	6,183	7,281
PCF Holdco, LLC	(5) (9) (10)	Insurance	2/16/2023	2/16/2033	387	215	190
PCF Holdco, LLC	(5) (9) (10)	Insurance	2/16/2023	2/16/2033	387	814	1,382
Zippy Shell Incorporated	(5) (9) (10)	Commercial Services & Supplies	5/3/2024	5/3/2034	23	432	432
Warrant Total						$11,735	$12,984

Investments—Money Market Funds (6.7% of Net Assets)	Reference Rate & Spread	Interest Rate	Units / Shares	Cost	Fair Value
Fidelity Investments Money Market Government Portfolio	4.09%	4.09%	309,345	$309,345	$309,345
Money Market Funds Total				$309,345	$309,345

Total Investments, at Fair Value (1)			139.9%	$6,437,308	$6,460,388
Net Other Assets (Liabilities)			(39.9)%		$(1,842,270)
Net Assets			100.0%		$4,618,118

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2025
(amounts in thousands)

Interest Rate Swaps as of September 30, 2025
Counterparty	Hedged Instrument	Footnotes	Fund Receives	Fund Pays	Maturity Date	Notional Amount	Fair Value	Change in Unrealized Gain / (Loss)
Macquarie Bank Limited	Series A MRP Shares	(17)	3.55%	SOFR	3/8/2027	$75,000	$35	$873
Macquarie Bank Limited	Series B MRP Shares	(17)	3.29%	SOFR	3/7/2029	25,000	(63)	674
Macquarie Bank Limited	Series C MRP Shares	(17)	2.79%	SOFR	9/1/2027	75,000	(884)	1,546
Macquarie Bank Limited	Series C MRP Shares	(17)	4.07%	SOFR	9/1/2027	25,000	290	305
Goldman Sachs & Co. LLC	Series F MRP Shares	(17)	4.36%	SOFR	11/16/2027	50,000	956	589
Goldman Sachs & Co. LLC	Series G MRP Shares	(17)	4.27%	SOFR	9/17/2029	100,000	3,237	2,389
Goldman Sachs & Co. LLC	Series H MRP Shares	(17)	4.21%	SOFR	9/16/2031	100,000	3,968	3,191
Goldman Sachs & Co. LLC	Series I MRP Shares	(17)	3.76%	SOFR	9/9/2030	100,000	1,494	1,494
Goldman Sachs & Co. LLC	Series J MRP Shares	(17)	3.81%	SOFR	9/8/2032	100,000	1,731	1,731
Goldman Sachs & Co. LLC	Series K MRP Shares	(17)	3.89%	SOFR	4/2/2035	100,000	1,798	1,798
Total						$750,000	$12,562	$14,590
Cash Collateral Pledged / (Received)		(18)				—	—	—
Total Interest Rate Swaps						$750,000	$12,562	$14,590

Forward Foreign Currency Contracts as of and for the Year Ended September 30, 2025
		Amount to be Purchased		Amount to be Sold			Change in Unrealized Appreciation / (Depreciation)
Counterparty	Settlement Date	Currency	Notional	Currency	Notional	Fair Value
Macquarie Bank Limited	10/2/2025	USD	11	CAD	16	$0	$0
Macquarie Bank Limited	10/6/2025	USD	780	EUR	739	(87)	(87)
Goldman Sachs & Co. LLC	10/6/2025	USD	129	EUR	113	(3)	(3)
Goldman Sachs & Co. LLC	10/6/2025	USD	140	GBP	103	1	1
Macquarie Bank Limited	10/7/2025	USD	49,432	EUR	42,050	43	43
Macquarie Bank Limited	10/9/2025	USD	256	EUR	233	(18)	(18)
Goldman Sachs & Co. LLC	10/14/2025	USD	187	EUR	171	(14)	(21)
Macquarie Bank Limited	10/14/2025	USD	106	EUR	89	1	1
Macquarie Bank Limited	10/27/2025	USD	1,531	EUR	1,362	(70)	(70)
Macquarie Bank Limited	10/27/2025	USD	17	EUR	14	0	0
Goldman Sachs & Co. LLC	11/4/2025	USD	1,024	GBP	791	(40)	(76)
Macquarie Bank Limited	11/4/2025	USD	807	EUR	733	(55)	(90)
Macquarie Bank Limited	11/4/2025	USD	133	EUR	125	(14)	(15)
Goldman Sachs & Co. LLC	11/4/2025	USD	54	GBP	43	(4)	(4)
Macquarie Bank Limited	11/4/2025	USD	40	EUR	38	(5)	(5)
Macquarie Bank Limited	11/4/2025	USD	174	GBP	133	(5)	(5)
Goldman Sachs & Co. LLC	11/4/2025	USD	928	GBP	700	(13)	(13)
Macquarie Bank Limited	11/5/2025	USD	355	CAD	483	8	(8)
Goldman Sachs & Co. LLC	11/12/2025	GBP	59	USD	78	1	1

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2025
(amounts in thousands)

Forward Foreign Currency Contracts as of and for the Year Ended September 30, 2025
		Amount to be Purchased		Amount to be Sold			Change in Unrealized Appreciation / (Depreciation)
Counterparty	Settlement Date	Currency	Notional	Currency	Notional	Fair Value
Goldman Sachs & Co. LLC	11/12/2025	USD	337	GBP	258	(10)	(10)
Goldman Sachs & Co. LLC	11/12/2025	USD	47	GBP	35	0	0
Macquarie Bank Limited	11/14/2025	USD	525	EUR	475	(34)	(58)
Goldman Sachs & Co. LLC	11/14/2025	USD	1,059	GBP	831	(58)	(80)
Macquarie Bank Limited	11/14/2025	USD	17	EUR	15	0	0
Goldman Sachs & Co. LLC	11/19/2025	USD	88,601	GBP	65,548	432	431
Macquarie Bank Limited	11/19/2025	USD	31,179	GBP	23,061	160	159
Goldman Sachs & Co. LLC	11/19/2025	USD	37,873	EUR	32,301	(161)	(162)
Macquarie Bank Limited	11/19/2025	USD	64,641	EUR	55,088	(226)	(227)
Macquarie Bank Limited	11/19/2025	USD	4,716	EUR	4,000	7	6
Goldman Sachs & Co. LLC	11/19/2025	USD	4,641	GBP	3,429	29	28
Goldman Sachs & Co. LLC	11/19/2025	USD	32,095	EUR	27,331	(87)	(88)
Macquarie Bank Limited	11/19/2025	USD	3,577	EUR	3,032	7	7
Macquarie Bank Limited	11/19/2025	USD	3,861	EUR	3,250	34	34
Macquarie Bank Limited	11/19/2025	USD	2,947	EUR	2,500	3	3
Goldman Sachs & Co. LLC	11/19/2025	USD	6,786	GBP	5,045	0	0
Macquarie Bank Limited	11/28/2025	USD	650	GBP	514	(41)	(49)
Macquarie Bank Limited	11/28/2025	USD	128	GBP	95	0	0
Macquarie Bank Limited	12/5/2025	USD	106	EUR	99	(11)	(12)
Macquarie Bank Limited	12/5/2025	USD	200	GBP	159	(14)	(15)
Goldman Sachs & Co. LLC	12/9/2025	USD	556	EUR	489	(21)	(21)
Macquarie Bank Limited	1/2/2026	USD	11	CAD	15	0	0
Macquarie Bank Limited	1/5/2026	USD	774	EUR	730	(87)	(87)
Goldman Sachs & Co. LLC	1/5/2026	USD	126	EUR	110	(3)	(3)
Macquarie Bank Limited	1/5/2026	USD	354	EUR	304	(4)	(4)
Goldman Sachs & Co. LLC	1/5/2026	USD	56	EUR	47	0	0
Goldman Sachs & Co. LLC	1/6/2026	USD	141	GBP	104	1	1
Macquarie Bank Limited	1/8/2026	USD	16,869	EUR	15,182	(1,057)	(1,867)
Macquarie Bank Limited	1/9/2026	USD	250	EUR	226	(18)	(18)
Macquarie Bank Limited	1/9/2026	USD	35	EUR	30	0	0
Goldman Sachs & Co. LLC	1/14/2026	USD	184	EUR	168	(14)	(21)
Macquarie Bank Limited	1/14/2026	USD	114	EUR	96	1	1
Macquarie Bank Limited	1/27/2026	USD	735	EUR	651	(34)	(34)
Macquarie Bank Limited	1/27/2026	USD	17	EUR	15	0	0
Macquarie Bank Limited	2/3/2026	USD	807	EUR	729	(55)	(90)
Goldman Sachs & Co. LLC	2/3/2026	USD	1,016	GBP	784	(39)	(75)
Macquarie Bank Limited	2/3/2026	USD	130	EUR	122	(13)	(15)

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2025
(amounts in thousands)

Forward Foreign Currency Contracts as of and for the Year Ended September 30, 2025
		Amount to be Purchased		Amount to be Sold			Change in Unrealized Appreciation / (Depreciation)
Counterparty	Settlement Date	Currency	Notional	Currency	Notional	Fair Value
Macquarie Bank Limited	2/3/2026	USD	39	EUR	37	(4)	(4)
Goldman Sachs & Co. LLC	2/3/2026	USD	90	GBP	67	1	1
Macquarie Bank Limited	2/4/2026	USD	349	CAD	473	7	(7)
Goldman Sachs & Co. LLC	2/10/2026	GBP	52	USD	70	0	0
Goldman Sachs & Co. LLC	2/10/2026	USD	334	GBP	256	(10)	(10)
Goldman Sachs & Co. LLC	2/10/2026	USD	39	GBP	29	0	0
Macquarie Bank Limited	2/17/2026	USD	515	EUR	464	(34)	(57)
Goldman Sachs & Co. LLC	2/17/2026	USD	1,049	GBP	823	(57)	(79)
Macquarie Bank Limited	2/17/2026	USD	35	EUR	29	0	0
Macquarie Bank Limited	2/27/2026	USD	639	GBP	505	(40)	(48)
Macquarie Bank Limited	2/27/2026	USD	124	GBP	92	1	1
Macquarie Bank Limited	3/5/2026	USD	11,203	GBP	8,936	(811)	(855)
Macquarie Bank Limited	3/5/2026	USD	8,465	EUR	7,870	(853)	(966)
Macquarie Bank Limited	3/5/2026	USD	2,023	GBP	1,494	15	15
Goldman Sachs & Co. LLC	3/10/2026	USD	549	EUR	481	(20)	(20)
Macquarie Bank Limited	4/2/2026	USD	11	CAD	15	0	0
Macquarie Bank Limited	4/2/2026	USD	171	EUR	146	(2)	(2)
Macquarie Bank Limited	4/7/2026	USD	758	EUR	710	(85)	(85)
Goldman Sachs & Co. LLC	4/7/2026	USD	123	EUR	106	(3)	(3)
Goldman Sachs & Co. LLC	4/7/2026	USD	136	GBP	100	1	1
Goldman Sachs & Co. LLC	4/7/2026	USD	53	EUR	44	0	0
Macquarie Bank Limited	4/9/2026	USD	242	EUR	218	(17)	(17)
Macquarie Bank Limited	4/9/2026	USD	35	EUR	29	0	0
Goldman Sachs & Co. LLC	4/14/2026	USD	179	EUR	162	(13)	(20)
Macquarie Bank Limited	4/14/2026	USD	111	EUR	92	1	1
Macquarie Bank Limited	4/27/2026	USD	706	EUR	622	(33)	(33)
Macquarie Bank Limited	4/27/2026	USD	17	EUR	14	0	0
Macquarie Bank Limited	5/4/2026	USD	781	EUR	702	(53)	(86)
Macquarie Bank Limited	5/4/2026	USD	129	EUR	120	(13)	(15)
Macquarie Bank Limited	5/4/2026	USD	39	EUR	36	(4)	(4)
Macquarie Bank Limited	5/5/2026	USD	332	CAD	449	6	(7)
Goldman Sachs & Co. LLC	5/6/2026	USD	978	GBP	755	(37)	(72)
Goldman Sachs & Co. LLC	5/6/2026	USD	54	GBP	43	(4)	(4)
Macquarie Bank Limited	5/6/2026	USD	151	GBP	116	(5)	(5)
Goldman Sachs & Co. LLC	5/11/2026	GBP	49	USD	66	0	0
Goldman Sachs & Co. LLC	5/11/2026	USD	321	GBP	246	(10)	(10)
Goldman Sachs & Co. LLC	5/11/2026	USD	37	GBP	27	0	0

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2025
(amounts in thousands)

Forward Foreign Currency Contracts as of and for the Year Ended September 30, 2025
		Amount to be Purchased		Amount to be Sold			Change in Unrealized Appreciation / (Depreciation)
Counterparty	Settlement Date	Currency	Notional	Currency	Notional	Fair Value
Macquarie Bank Limited	5/15/2026	USD	506	EUR	454	(34)	(55)
Goldman Sachs & Co. LLC	5/15/2026	USD	1,018	GBP	799	(55)	(76)
Macquarie Bank Limited	5/15/2026	USD	34	EUR	29	0	0
Macquarie Bank Limited	5/15/2026	USD	375	GBP	277	2	2
Macquarie Bank Limited	5/29/2026	USD	653	GBP	516	(41)	(49)
Macquarie Bank Limited	5/29/2026	USD	124	GBP	92	1	1
Goldman Sachs & Co. LLC	6/9/2026	USD	566	EUR	493	(21)	(21)
Macquarie Bank Limited	6/10/2026	USD	18,933	EUR	16,976	(1,256)	(2,070)
Macquarie Bank Limited	6/10/2026	USD	1,398	EUR	1,174	2	2
Macquarie Bank Limited	6/30/2026	USD	4,598	GBP	3,628	(275)	(344)
Macquarie Bank Limited	6/30/2026	USD	1,608	GBP	1,271	(100)	(120)
Macquarie Bank Limited	6/30/2026	USD	2,898	GBP	2,298	(189)	(218)
Macquarie Bank Limited	6/30/2026	USD	3,967	GBP	3,092	(188)	(293)
Goldman Sachs & Co. LLC	6/30/2026	USD	11,948	EUR	10,701	(790)	(1,302)
Macquarie Bank Limited	6/30/2026	USD	4,052	GBP	3,136	(162)	(297)
Macquarie Bank Limited	6/30/2026	USD	3,408	GBP	2,748	(284)	(284)
Goldman Sachs & Co. LLC	6/30/2026	USD	2,989	GBP	2,248	(32)	(32)
Macquarie Bank Limited	6/30/2026	USD	2,587	GBP	1,915	15	15
Macquarie Bank Limited	7/2/2026	USD	11	CAD	15	0	0
Macquarie Bank Limited	7/6/2026	USD	771	EUR	719	(85)	(85)
Goldman Sachs & Co. LLC	7/6/2026	USD	125	EUR	108	(3)	(3)
Macquarie Bank Limited	7/6/2026	USD	175	EUR	149	(2)	(2)
Goldman Sachs & Co. LLC	7/6/2026	USD	40	EUR	34	0	0
Macquarie Bank Limited	7/9/2026	USD	244	EUR	220	(17)	(17)
Macquarie Bank Limited	7/9/2026	USD	35	EUR	29	0	0
Goldman Sachs & Co. LLC	7/10/2026	USD	11,996	GBP	8,843	117	117
Goldman Sachs & Co. LLC	7/14/2026	USD	180	EUR	162	(14)	(20)
Macquarie Bank Limited	7/14/2026	USD	112	EUR	93	1	1
Macquarie Bank Limited	8/4/2026	USD	812	EUR	728	(56)	(88)
Goldman Sachs & Co. LLC	8/4/2026	USD	1,008	GBP	779	(38)	(73)
Macquarie Bank Limited	8/4/2026	USD	133	EUR	122	(13)	(15)
Macquarie Bank Limited	8/4/2026	USD	40	EUR	37	(4)	(4)
Goldman Sachs & Co. LLC	8/4/2026	USD	80	GBP	59	1	1
Macquarie Bank Limited	8/5/2026	USD	338	CAD	458	5	(7)
Goldman Sachs & Co. LLC	8/11/2026	GBP	49	USD	66	0	0
Goldman Sachs & Co. LLC	8/11/2026	USD	332	GBP	254	(10)	(10)
Goldman Sachs & Co. LLC	8/11/2026	USD	38	GBP	28	0	0

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2025
(amounts in thousands)

Forward Foreign Currency Contracts as of and for the Year Ended September 30, 2025
		Amount to be Purchased		Amount to be Sold			Change in Unrealized Appreciation / (Depreciation)
Counterparty	Settlement Date	Currency	Notional	Currency	Notional	Fair Value
Goldman Sachs & Co. LLC	8/14/2026	USD	1,023	GBP	803	(54)	(76)
Macquarie Bank Limited	8/18/2026	USD	32,914	GBP	24,379	181	181
Macquarie Bank Limited	8/25/2026	USD	41,784	GBP	30,876	331	331
Macquarie Bank Limited	8/28/2026	USD	652	GBP	516	(41)	(48)
Macquarie Bank Limited	8/28/2026	USD	123	GBP	91	1	1
Goldman Sachs & Co. LLC	9/9/2026	USD	573	EUR	497	(21)	(21)
Macquarie Bank Limited	10/2/2026	USD	11	CAD	15	0	0
Macquarie Bank Limited	10/5/2026	USD	787	EUR	730	(86)	(86)
Goldman Sachs & Co. LLC	10/5/2026	USD	127	EUR	109	(3)	(3)
Goldman Sachs & Co. LLC	10/5/2026	USD	55	EUR	45	0	0
Macquarie Bank Limited	10/6/2026	USD	177	EUR	149	(2)	(2)
Macquarie Bank Limited	10/9/2026	USD	248	EUR	222	(18)	(18)
Macquarie Bank Limited	10/9/2026	USD	35	EUR	29	0	0
Goldman Sachs & Co. LLC	10/14/2026	USD	182	EUR	164	(14)	(20)
Macquarie Bank Limited	10/14/2026	USD	114	EUR	95	1	1
Macquarie Bank Limited	10/16/2026	USD	38,960	EUR	34,111	(1,813)	(1,813)
Macquarie Bank Limited	10/16/2026	USD	930	EUR	787	(12)	(12)
Macquarie Bank Limited	10/27/2026	USD	756	EUR	675	(51)	(81)
Macquarie Bank Limited	10/27/2026	USD	122	EUR	112	(12)	(13)
Macquarie Bank Limited	10/27/2026	USD	37	EUR	34	(4)	(4)
Goldman Sachs & Co. LLC	11/3/2026	USD	1,007	GBP	778	(37)	(72)
Goldman Sachs & Co. LLC	11/3/2026	USD	53	GBP	42	(4)	(4)
Macquarie Bank Limited	11/3/2026	USD	142	GBP	109	(5)	(5)
Macquarie Bank Limited	11/4/2026	USD	335	CAD	453	5	(7)
Macquarie Bank Limited	11/6/2026	USD	16,923	EUR	15,421	(1,523)	(1,841)
Macquarie Bank Limited	11/6/2026	USD	11,311	EUR	10,082	(749)	(1,203)
Macquarie Bank Limited	11/6/2026	USD	6,235	EUR	5,681	(561)	(678)
Macquarie Bank Limited	11/6/2026	USD	4,167	EUR	3,714	(276)	(443)
Goldman Sachs & Co. LLC	11/10/2026	GBP	49	USD	65	0	0
Goldman Sachs & Co. LLC	11/10/2026	USD	335	GBP	257	(10)	(10)
Goldman Sachs & Co. LLC	11/10/2026	USD	38	GBP	28	0	0
Goldman Sachs & Co. LLC	11/13/2026	USD	1,030	GBP	808	(53)	(75)
Macquarie Bank Limited	11/30/2026	USD	645	GBP	510	(40)	(47)
Goldman Sachs & Co. LLC	11/30/2026	USD	30,034	EUR	25,985	(1,074)	(1,074)
Macquarie Bank Limited	11/30/2026	USD	121	GBP	90	1	1
Macquarie Bank Limited	12/30/2026	USD	9,662	EUR	8,136	(88)	(88)
Macquarie Bank Limited	1/4/2027	USD	11	CAD	15	0	0

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2025
(amounts in thousands)

Forward Foreign Currency Contracts as of and for the Year Ended September 30, 2025
		Amount to be Purchased		Amount to be Sold			Change in Unrealized Appreciation / (Depreciation)
Counterparty	Settlement Date	Currency	Notional	Currency	Notional	Fair Value
Macquarie Bank Limited	1/5/2027	USD	794	EUR	733	(85)	(85)
Goldman Sachs & Co. LLC	1/5/2027	USD	129	EUR	110	(3)	(3)
Goldman Sachs & Co. LLC	1/5/2027	USD	54	EUR	45	0	0
Macquarie Bank Limited	1/8/2027	USD	57,070	EUR	50,612	(3,598)	(5,985)
Macquarie Bank Limited	1/11/2027	USD	250	EUR	223	(18)	(18)
Macquarie Bank Limited	1/11/2027	USD	35	EUR	29	0	0
Goldman Sachs & Co. LLC	1/14/2027	USD	182	EUR	163	(14)	(19)
Macquarie Bank Limited	1/14/2027	USD	115	EUR	95	1	1
Goldman Sachs & Co. LLC	1/15/2027	USD	89,996	GBP	70,779	(4,853)	(6,478)
Macquarie Bank Limited	2/2/2027	USD	891	EUR	792	(60)	(93)
Goldman Sachs & Co. LLC	2/2/2027	USD	1,008	GBP	779	(36)	(71)
Macquarie Bank Limited	2/2/2027	USD	144	EUR	132	(14)	(16)
Macquarie Bank Limited	2/2/2027	USD	44	EUR	40	(5)	(5)
Goldman Sachs & Co. LLC	2/2/2027	USD	72	GBP	53	1	1
Macquarie Bank Limited	2/3/2027	USD	332	CAD	449	4	(6)
Goldman Sachs & Co. LLC	2/11/2027	GBP	48	USD	64	0	0
Goldman Sachs & Co. LLC	2/11/2027	USD	39	GBP	28	0	0
Macquarie Bank Limited	2/26/2027	USD	632	GBP	501	(38)	(45)
Macquarie Bank Limited	2/26/2027	USD	120	GBP	89	1	1
Macquarie Bank Limited	3/5/2027	USD	38,801	EUR	35,852	(4,256)	(4,256)
Goldman Sachs & Co. LLC	3/5/2027	USD	6,578	EUR	5,615	(165)	(165)
Goldman Sachs & Co. LLC	3/5/2027	USD	2,703	EUR	2,246	5	5
Macquarie Bank Limited	3/30/2027	USD	13,623	EUR	12,152	(983)	(983)
Macquarie Bank Limited	3/30/2027	USD	1,957	EUR	1,625	4	4
Macquarie Bank Limited	4/2/2027	USD	11	CAD	15	0	0
Goldman Sachs & Co. LLC	4/14/2027	USD	178	EUR	159	(13)	(19)
Macquarie Bank Limited	4/14/2027	USD	114	EUR	94	1	1
Macquarie Bank Limited	5/4/2027	USD	811	EUR	719	(54)	(84)
Goldman Sachs & Co. LLC	5/4/2027	USD	975	GBP	754	(33)	(67)
Macquarie Bank Limited	5/4/2027	USD	135	EUR	123	(13)	(14)
Goldman Sachs & Co. LLC	5/4/2027	USD	22	GBP	18	(1)	(2)
Macquarie Bank Limited	5/4/2027	USD	41	EUR	37	(4)	(4)
Macquarie Bank Limited	5/4/2027	USD	128	GBP	99	(4)	(4)
Macquarie Bank Limited	5/5/2027	USD	319	CAD	431	4	(6)
Goldman Sachs & Co. LLC	5/14/2027	GBP	2,827	USD	3,773	9	9
Goldman Sachs & Co. LLC	5/14/2027	USD	18,814	GBP	14,454	(524)	(524)
Goldman Sachs & Co. LLC	5/14/2027	USD	2,261	GBP	1,672	24	24

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2025
(amounts in thousands)

Forward Foreign Currency Contracts as of and for the Year Ended September 30, 2025
		Amount to be Purchased		Amount to be Sold			Change in Unrealized Appreciation / (Depreciation)
Counterparty	Settlement Date	Currency	Notional	Currency	Notional	Fair Value
Macquarie Bank Limited	5/28/2027	USD	646	GBP	512	(38)	(45)
Macquarie Bank Limited	5/28/2027	USD	123	GBP	91	1	1
Macquarie Bank Limited	7/2/2027	USD	11	CAD	15	0	0
Goldman Sachs & Co. LLC	7/14/2027	USD	8,950	EUR	8,005	(707)	(926)
Macquarie Bank Limited	7/14/2027	USD	5,916	EUR	4,854	61	61
Macquarie Bank Limited	8/3/2027	USD	841	EUR	743	(56)	(86)
Goldman Sachs & Co. LLC	8/3/2027	USD	1,008	GBP	779	(33)	(67)
Macquarie Bank Limited	8/3/2027	USD	136	EUR	123	(13)	(14)
Macquarie Bank Limited	8/3/2027	USD	42	EUR	38	(4)	(4)
Goldman Sachs & Co. LLC	8/3/2027	USD	68	GBP	51	1	1
Macquarie Bank Limited	8/4/2027	USD	14,329	CAD	19,304	157	(236)
Macquarie Bank Limited	8/4/2027	USD	2,022	CAD	2,809	(40)	(40)
Macquarie Bank Limited	8/4/2027	USD	330	CAD	444	4	4
Macquarie Bank Limited	8/31/2027	USD	646	GBP	512	(37)	(44)
Macquarie Bank Limited	8/31/2027	USD	124	GBP	92	1	1
Macquarie Bank Limited	9/2/2027	USD	486	CAD	658	2	(8)
Macquarie Bank Limited	10/25/2027	USD	44,227	EUR	39,069	(3,055)	(4,453)
Macquarie Bank Limited	10/25/2027	USD	7,290	EUR	6,600	(698)	(752)
Macquarie Bank Limited	10/25/2027	USD	2,188	EUR	1,992	(222)	(222)
Goldman Sachs & Co. LLC	10/29/2027	USD	38,016	GBP	29,488	(1,346)	(2,484)
Goldman Sachs & Co. LLC	10/29/2027	USD	1,002	GBP	798	(63)	(67)
Macquarie Bank Limited	10/29/2027	USD	2,858	GBP	2,215	(99)	(99)
Goldman Sachs & Co. LLC	10/29/2027	USD	1,496	GBP	1,108	17	17
Macquarie Bank Limited	11/12/2027	USD	27,869	GBP	22,164	(1,711)	(1,860)
Macquarie Bank Limited	11/12/2027	USD	5,711	GBP	4,257	29	29
Macquarie Bank Limited	11/30/2027	USD	68,905	EUR	62,386	(6,675)	(7,067)
Macquarie Bank Limited	12/27/2027	USD	40,982	NOK	466,046	(5,354)	(5,132)
Macquarie Bank Limited	12/27/2027	USD	23,118	NOK	261,651	(2,896)	(2,896)
Goldman Sachs & Co. LLC	12/30/2027	USD	49,141	EUR	43,349	(3,424)	(3,424)
Macquarie Bank Limited	1/24/2028	USD	87,951	EUR	80,457	(9,682)	(9,682)
Macquarie Bank Limited	3/31/2028	USD	64,462	EUR	56,444	(4,170)	(4,170)
Macquarie Bank Limited	9/26/2028	USD	11,071	CAD	15,010	(42)	(42)
Total						$(68,031)	$(80,212)
Cash Collateral Pledged / (Received)						—	—
Total Forward Foreign Currency Contracts						$(68,031)	$(80,212)

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2025
(amounts in thousands)
* Par / Principal Amount is denominated in USD (“$”) unless otherwise noted as denominated in British Pound (“£”), Canadian Dollar (“C$”), Euro (“€”), or Norwegian Krone (“kr”).
(1) All of the Fund’s Corporate Loans, Collateralized Loan Obligations, Asset-Backed Securities, Common Stocks, Corporate Bonds, Preferred Stock, Warrants and Money Market Funds, if applicable, as of September 30, 2025 represented 139.9% of the Fund’s net assets or 95.5% of the Fund's total assets. Certain investments are subject to contractual restrictions on sales.
(2) The security position has been segregated as collateral against outstanding borrowings.
(3) All or a portion of this security is owned by OCPC Credit Facility SPV LLC (the “OCPC SPV”). See Note 1, Organization. As of September 30, 2025, the aggregate fair value of these securities is $2,836,276, or 43.9% of the Fund’s Total Investments, at Fair Value.
(4) Represents the interest rate for a variable or increasing rate security, determined as Reference Rate + Basis-point spread. Stated interest rate represents the “all-in” rate as of September 30, 2025. Reference Rates are defined as follows:

CORRA	Canadian Overnight Repo Rate Average
EURIBOR	Euro Interbank Offered Rate
PRIME	U.S. Prime Rate
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
As of September 30, 2025, the reference rates for our variable rate loans were the daily SOFR at 4.24%, the 30-day SOFR at 4.13%, the 90-day SOFR at 3.98%, the 180-day SOFR at 3.85%, the 30-day CORRA at 2.56%, the 30-day EURIBOR at 1.93%, the 90-day EURIBOR at 2.03%, the 180-day EURIBOR at 2.10%, the daily SONIA at 3.97%, and the daily PRIME rate at 7.25%.
(5) The value of this security was determined using significant unobservable inputs. See Note 3, Fair Value Measurements.
(6) The Fund has an unfunded commitment to fund delayed draw and/or revolving senior secured loans. See Note 5, Commitments and Contingencies.
(7) Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). These securities have been determined to be liquid under the guidelines established by the Board of Trustees. As of September 30, 2025, the aggregate fair value of these securities is $1,031,189, or 22.3% of the Fund's net assets.
(8) Interest or dividend is paid-in-kind, when applicable.
(9) Non-income producing security.
(10) Security acquired in transaction exempt from registration under the Securities Act, and may be deemed to be “restricted securities” under the Securities Act, unless otherwise noted, excluding 144A securities, Regulation S securities, and loans. As of September 30, 2025, the aggregate fair value of these securities is $311,834, or 6.8% of the Fund’s net assets.
(11) In addition to the interest earned based on the stated interest rate of this loan, the Fund is entitled to receive additional interest as a result of an agreement among lenders, which has been included in the spread of each applicable investment. Pursuant to the agreement among lenders in respect of this loan, this investment represents a first lien/last out loan, which has a secondary priority behind the first lien/first out loan with respect to principal, interest and other payments.
(12) Class SUB, M1, and M2 are considered equity tranches of collateralized loan obligation (“CLO”) issuances. These notes receive excess distributions, if any, once all other senior obligations are satisfied in the CLO structure. CLO equity tranches are generally issued at a discount and have no contractual principal and interest payments.
(13) Securities include a credit spread adjustment that ranges from 0.10% to 0.43%.
(14) Securities include an interest rate floor feature, which generally ranges from 0.50% to 1.00%.
(15) Loan was on non-accrual status as of September 30, 2025.
(16) Represents securities sold outside the U.S. and exempt from registration under the Securities Act, under Regulation S. These securities have been determined to be liquid under the guidelines established by the Board of Trustees. As of September 30, 2025, the aggregate fair value of these securities is $40,457 or 0.9% of the Fund's net assets.
(17) Interest rate swap contains a variable rate structure and bears interest at a rate determined by three-month term SOFR.
(18) As of September 30, 2025, no cash collateral was available to offset with Macquarie Bank Limited or Goldman Sachs & Co. LLC.
(19) Residual equity tranches of asset-backed security (“ABS”) issuances. These notes receive excess distributions, if any, once all other senior obligations are satisfied in the ABS structure. ABS residual equity tranches are generally issued at a discount and have no contractual principal and interest payments.
(20) All or a portion of this security is owned by CTAC Bedford Lender, LLC (“CTAC Bedford”). See Note 1, Organization. As of September 30, 2025, the aggregate fair value of these securities is $38,665, or 0.6% of the Fund’s Total Investments, at Fair Value.
(21) All or a portion of this security is owned by CTAC Barracuda SPV LLC (the “Barracuda SPV”). See Note 1, Organization. As of September 30, 2025, the aggregate fair value of these securities is $610,224, or 9.4% of the Fund’s Total Investments, at Fair Value.

See accompanying Notes to Consolidated Schedule of Investments.

CARLYLE TACTICAL PRIVATE CREDIT FUND
NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
As of September 30, 2025
(amounts in thousands, except share and per share data, unless otherwise indicated)

1. ORGANIZATION
Carlyle Tactical Private Credit Fund (together with its consolidated subsidiaries, the “Fund”) is a Delaware statutory trust formed on December 13, 2017, and structured as an externally managed, diversified, closed-end investment company. The Fund is managed by its Adviser, Carlyle Global Credit Investment Management L.L.C. (“CGCIM” or the “Adviser”). Carlyle Global Credit Administration L.L.C. (the “Administrator”) provides the administrative services necessary for the Fund to operate. Both the Adviser and the Administrator are wholly owned subsidiaries of Carlyle Investment Management L.L.C. The Fund is registered under the Investment Company Act of 1940, as amended (together with the rules and regulations promulgated thereunder, the “Investment Company Act”), and operates as an interval fund. In addition, the Fund has elected to be treated, and intends to continue to comply with the requirements to qualify annually, as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (together with the rules and regulations promulgated thereunder, the “Code”). The Fund engages in a continuous offering of shares and will offer to make quarterly repurchases of shares at net asset value.
On June 4, 2018 (Commencement of Operations), the Fund completed its initial offering of shares of beneficial interest and subsequently commenced substantial investment operations. Effective November 4, 2019, the Fund changed its name from “OFI Carlyle Private Credit Fund” to “Carlyle Tactical Private Credit Fund.” Prior to October 24, 2019, the Fund’s Adviser was OC Private Capital, LLC, a joint venture between an affiliate of Invesco Ltd. and Carlyle Investment Management L.L.C., the parent company of CGCIM.
OCPC Credit Facility SPV LLC (the “OCPC SPV”) is a Delaware limited liability company that was formed on March 11, 2018. The OCPC SPV is a wholly owned subsidiary of the Fund and is consolidated in these consolidated financial statements commencing from the date of its formation. As of September 30, 2025, the Fund’s net assets were $4,618,118, of which $2,173,651, or 47.1%, are represented by the OCPC SPV’s net assets.
CTAC Bedford Lender, LLC (“CTAC Bedford”) is a Delaware limited liability company that was formed on February 6, 2024. CTAC Bedford is a wholly owned subsidiary of the Fund and is consolidated in these consolidated financial statements commencing from the date of its formation. As of September 30, 2025, the net assets of CTAC Bedford were $13,081, which represents 0.3% of the Fund’s total net assets.
CTAC Barracuda SPV LLC (the “Barracuda SPV”) is a Delaware limited liability company that was formed on October 18, 2024. Barracuda SPV is a wholly owned subsidiary of the Fund and is consolidated in these consolidated financial statements commencing from the date of its formation. As of September 30, 2025, the net assets of the Barracuda SPV were $357,832, which represents 7.7% of the Fund’s total net assets.
The Fund’s investment objective is to produce current income. The Fund seeks to achieve its investment objective by opportunistically allocating its assets across a wide range of credit strategies. Under normal circumstances, the Fund will invest at least 80% of its assets in private credit instruments. The Fund will opportunistically allocate its investments in private credit instruments across any number of the following credit strategies: (a) liquid credit (including broadly syndicated loans); (b) direct lending (including first lien loans, second lien loans, unitranche loans and mezzanine debt); (c) opportunistic credit; (d) structured credit (including collateralized loan obligations, or “CLOs”); (e) asset-backed finance; and (f) real assets credit (including infrastructure, aviation and real estate). To a lesser extent, the Fund also may invest in hybrid capital, including credit-oriented investments, structured equity solutions, and stressed/dislocated investments. The Fund may invest in additional strategies in the future as opportunities in different strategies present. While some of the loans in which the Fund will invest pursuant to the foregoing may be secured, the Fund may also invest in debt and equity securities that are either unsecured and subordinated to substantial amounts of senior indebtedness, or a significant portion of which may be unsecured. The Fund normally will invest in a number of different countries. There is no minimum or maximum limit on the amount of the Fund’s assets that may be invested in non-U.S. securities. The Fund’s portfolio composition is expected to change over time as the Adviser’s view changes on, among other things, the economic and credit environment (including with respect to interest rates) in which the Fund is operating.

CARLYLE TACTICAL PRIVATE CREDIT FUND
NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
(amounts in thousands, except share and per share data, unless otherwise indicated)

The Fund may invest a substantial portion of its assets in credit instruments that are rated below investment grade by rating agencies or would be rated below investment grade if they were rated. Credit instruments that are rated below investment grade (commonly referred to as “high yield” securities or “junk bonds”) are regarded as having predominantly speculative characteristics with respect to the issuer’s capacity to pay interest and repay principal. Because of the risks associated with investing in high yield securities, an investment in the Fund should be considered speculative. Some of the credit instruments will have no credit rating at all.
To qualify as a RIC, the Fund must, among other things, meet certain source-of-income and asset diversification requirements and timely distribute to its shareholders generally at least 90% of its investment company taxable income, as defined by the Code, for each year. Pursuant to this election, the Fund generally does not have to pay corporate level taxes on any income that it distributes to shareholders, provided that the Fund satisfies those requirements.
Foreside Fund Services, LLC (the “Distributor”) serves as the Fund’s principal underwriter and the distributor of the Fund’s shares. The Fund offers Class A, Class I, Class L, Class M, Class N, Class U, and Class Y shares. During the reporting period, the Fund’s shares were offered for sale on a daily basis for all of its share classes. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications directly attributable to that class. Class A, L, M, U and Y have separate distribution and/or service plans under which they pay fees. Class I and Class N do not pay such fees. The sales load payable by each investor depends upon the amount invested by the investor in the Fund, but may range from 0.00% to 3.50%.
2. SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation
The consolidated schedule of investments has been prepared on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”). The Fund is an investment company for the purposes of accounting and financial reporting in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services—Investment Companies (“ASC 946”). The consolidated schedule of investments includes the accounts of the Fund and its wholly owned subsidiaries, the OCPC SPV, Barracuda SPV, and CTAC Bedford. All significant intercompany balances and transactions have been eliminated. U.S. GAAP for an investment company requires investments to be recorded at fair value. The carrying value for all other assets and liabilities approximates their fair value.
3. FAIR VALUE MEASUREMENTS
The Fund applies fair value accounting in accordance with the terms of FASB ASC Topic 820, Fair Value Measurement (“ASC 820”). ASC 820 defines fair value as the amount that would be exchanged to sell an asset or transfer a liability in an orderly transfer between market participants at the measurement date. The Fund values securities/instruments traded in active markets on the measurement date by multiplying the bid price of such traded securities/instruments by the quantity of shares or amount of the instrument held. The Fund may also obtain quotes with respect to certain of its investments, such as its securities/instruments traded in active markets and its liquid securities/instruments that are not traded in active markets, from pricing services, brokers, or counterparties (i.e., “consensus pricing”). When doing so, the Adviser determines whether the quote obtained is sufficient according to U.S. GAAP to determine the fair value of the security. The Fund may use the quote obtained or alternative pricing sources may be utilized including valuation techniques typically utilized for illiquid securities/instruments.
The Board of Trustees has designated the Adviser as the Fund’s valuation designee for purposes of Rule 2a-5 under the Investment Company Act to perform the fair value determination of all of the Fund’s assets in accordance with the terms of ASC 820. Securities/instruments that are illiquid or for which the pricing source does not provide a valuation or methodology or provides a valuation or methodology that, in the judgment of the Adviser, does not represent fair value shall each be valued as of the measurement date using all techniques appropriate under the circumstances and for which sufficient data is available. These valuation techniques may vary by investment and

CARLYLE TACTICAL PRIVATE CREDIT FUND
NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
(amounts in thousands, except share and per share data, unless otherwise indicated)

include comparable public market valuations, comparable precedent transaction valuations and/or discounted cash flow analyses. The Adviser engages third-party valuation firms to provide independent prices on securities/instruments that are illiquid or for which the pricing source does not provide a valuation. The Adviser’s Valuation Committee (the “Valuation Committee”) reviews the assessments of the third-party valuation firms and provides any recommendations with respect to changes to the fair value of each investment in the portfolio and approves the fair value of each investment in the portfolio in good faith based on the input of the third-party valuation firms. If the Adviser reasonably believes a valuation from an independent valuation firm or pricing vendor is inaccurate or unreliable, the Valuation Committee will consider an “override” of the particular valuation. The Valuation Committee will consider all available information at its disposal prior to making a valuation determination.
All factors that might materially impact the value of an investment are considered, including, but not limited to the assessment of the following factors, as relevant:
•the nature and realizable value of any collateral;
•call features, put features and other relevant terms of debt;
•the portfolio company’s leverage and ability to make payments;
•the portfolio company’s public or private credit rating;
•the portfolio company’s actual and expected earnings and discounted cash flow;
•prevailing interest rates and spreads for similar securities and expected volatility in future interest rates;
•the markets in which the portfolio company does business and recent economic and/or market events; and
•comparisons to comparable transactions and publicly traded securities.
Investment performance data utilized are the most recently available financial statements and compliance certificate received from the portfolio companies as of the measurement date which in many cases may reflect a lag in information.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Because of the inherent uncertainty of valuation, these estimated values may differ significantly from the values that would have been reported had a ready market for the investments existed, and it is reasonably possible that the difference could be material.
In addition, changes in the market environment and other events that may occur over the life of the investments may cause the realized gains or losses on investments to be different from the net change in unrealized appreciation or depreciation.
U.S. GAAP establishes a hierarchical disclosure framework which ranks the level of observability of market price inputs used in measuring investments at fair value. The observability of inputs is impacted by a number of factors, including the type of investment and the characteristics specific to the investment and state of the marketplace, including the existence and transparency of transactions between market participants. Investments with readily available quoted prices or for which fair value can be measured from quoted prices in active markets generally have a higher degree of market price observability and a lesser degree of judgment applied in determining fair value.
Investments measured and reported at fair value are classified and disclosed based on the observability of inputs used in determination of fair values, as follows:
•Level 1—inputs to the valuation methodology are quoted prices available in active markets for identical investments as of the reporting date. Financial instruments in this category generally include unrestricted securities, including equities and derivatives, listed in active markets. The Adviser does not adjust the quoted price for these investments, even in situations where the Fund holds a large position and a sale could reasonably impact the quoted price.

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(amounts in thousands, except share and per share data, unless otherwise indicated)

•Level 2—inputs to the valuation methodology are either directly or indirectly observable as of the reporting date and are those other than quoted prices in active markets. Financial instruments in this category generally include less liquid and restricted securities listed in active markets, securities traded in other than active markets, government and agency securities, and certain over-the-counter derivatives where the fair value is based on observable inputs.
•Level 3—inputs to the valuation methodology are unobservable and significant to overall fair value measurement. The inputs into the determination of fair value require significant management judgment or estimation. Financial instruments in this category generally include investments in privately-held entities, non-investment grade residual interests in securitizations, collateralized loan obligations, and certain over-the-counter derivatives where the fair value is based on unobservable inputs.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the overall fair value measurement. The Adviser’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment.
Transfers between levels, if any, are recognized at the beginning of the period in which the transfers occur. During the nine month period ended September 30, 2025, there were transfers of $21,205 into Level 3 and transfers of $20,231 out of Level 3. Transfers into and out of Level 3 were primarily due to decreased or increased price transparency, respectively, and are based on the Fund’s policy to determine the fair value hierarchy utilizing available quoted prices in active markets, the bid-ask spread and the liquidity of the investment.
The following table summarizes the Fund’s investments measured at fair value on a recurring basis by the above fair value hierarchy levels as of September 30, 2025:

	As of September 30, 2025
	Level 1	Level 2	Level 3	Total
Assets
Corporate Loans
First Lien Debt	$—	$841,358	$3,374,285	$4,215,643
Second Lien Debt	—	11,196	134,679	145,875
Corporate Bonds
Secured	—	39,087	232,168	271,255
Unsecured	—	12,005	67,068	79,073
Collateralized Loan Obligations	—	—	861,854	861,854
Asset-Backed Securities	—	—	265,509	265,509
Preferred Stock	—	—	230,691	230,691
Common Stock	17	—	68,142	68,159
Warrants	—	—	12,984	12,984
Money Market Funds	309,345	—	—	309,345
Total Investments, at Fair Value	$309,362	$903,646	$5,247,380	$6,460,388
Interest Rate Swaps	$—	$12,562	$—	$12,562
Forward Foreign Currency Contracts	—	(68,031)	—	(68,031)

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NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
(amounts in thousands, except share and per share data, unless otherwise indicated)

The changes in the Fund’s investments at fair value for which the Fund has used Level 3 inputs to determine fair value and net change in unrealized appreciation (depreciation) included in earnings for Level 3 investments still held are as follows:

	For the Nine Months Ended September 30, 2025
	Corporate Loans		Corporate Bonds		Collateralized Loan Obligations	Asset-Backed Securities	Preferred Stock	Common Stock	Warrants	Total
	First Lien Debt	Second Lien Debt	Secured	Unsecured
Balance, beginning of period	$2,614,483	$153,855	$166,657	$59,991	$869,949	$267,482	$148,109	$85,795	$15,548	$4,381,869
Purchases	1,061,011	10,157	92,763	2,645	260,784	26,462	117,167	2,256	—	1,573,245
Sales and paydowns	(367,074)	(25,904)	(33,793)	—	(268,236)	(26,426)	(44,480)	(29,963)	(1,994)	(797,870)
Accretion of discount (premium)	10,786	743	1,010	46	1,389	829	—	924	—	15,727
Net realized gains (losses)	(2,149)	(1,912)	—	—	(12,229)	470	661	5,531	1,415	(8,213)
Net change in unrealized appreciation (depreciation)	54,862	(868)	5,531	4,386	10,197	(3,308)	9,234	3,599	(1,985)	81,648
Transfers into Level 3	21,205	—	—	—	—	—	—	—	—	21,205
Transfers out of Level 3	(18,839)	(1,392)	—	—	—	—	—	—	—	(20,231)
Balance, end of period	$3,374,285	$134,679	$232,168	$67,068	$861,854	$265,509	$230,691	$68,142	$12,984	$5,247,380
Net change in unrealized appreciation (depreciation) included in earnings related to investments still held at the reporting date	$52,148	$(1,942)	$5,688	$4,386	$(4,705)	$(3,676)	$9,036	$5,447	$(570)	$65,812

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NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
(amounts in thousands, except share and per share data, unless otherwise indicated)

The Fund generally uses the following framework when determining the fair value of investments that are categorized as Level 3:
Investments in debt securities are initially evaluated to determine whether the enterprise value of the portfolio company is greater than the applicable debt. The enterprise value of the portfolio company is estimated using a market approach and an income approach. The market approach utilizes market value (EBITDA) multiples of publicly traded comparable companies and available precedent sales transactions of comparable companies. The Fund carefully considers numerous factors when selecting the appropriate companies whose multiples are used to value its portfolio companies. These factors include, but are not limited to, the type of organization, similarity to the business being valued, relevant risk factors, as well as size, profitability and growth expectations. The income approach typically uses a discounted cash flow analysis of the portfolio company.
Investments in debt securities that do not have sufficient coverage through the enterprise value analysis are valued using an asset approach, which is based on an expected probability of default and discount recovery analysis.
Investments in debt securities with sufficient coverage through the enterprise value analysis are generally valued using a discounted cash flow analysis of the underlying security. Projected cash flows in the discounted cash flow typically represent the relevant security’s contractual interest, fees and principal payments plus the assumption of full principal recovery at the security’s expected maturity date. The discount rate to be used is determined using market-based methodologies. Investments in debt securities may also be valued using consensus pricing.
The fair value of CLOs is estimated based on various valuation models from third-party pricing services. Those analyses consider the current trading activity, position size, liquidity, current financial condition of the CLOs, the third-party financing environment, reinvestment rates, recovery lags, discount rates, and default forecasts. The Fund corroborates quotations from pricing services either with other available pricing data and subsequent or recent trading information. These securities are classified as Level 3.
The fair value of asset-backed securities (“ABS”) is generally valued by third-party pricing services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. These securities are classified as Level 3.
Investments in equities are generally valued using an income approach, market approach, and/or consensus pricing. The income approach typically uses a discounted cash flow analysis of the portfolio company. The market approach utilizes EBITDA multiples of publicly traded comparable companies and available precedent sales transactions of comparable companies.

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NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
(amounts in thousands, except share and per share data, unless otherwise indicated)

The following table summarizes the quantitative information related to the significant unobservable inputs for Level 3 instruments which are carried at fair value as of September 30, 2025:

	Fair Value as of September 30, 2025	Valuation Techniques	Significant Unobservable Inputs	Range				Weighted Average		Impact to Valuation from Increase in Input
				Low		High
Corporate Loans
First Lien Debt	$2,993,218	Income Approach	Discount Rate	6.7%		18.8%		10.8%		Lower
	321,709	Consensus Pricing	Indicative Quotes	0.25		100.50		96.42		Higher
	59,358	Market Approach	Comparable Multiple	8.50	x	11.30	x	9.52	x	Higher
Second Lien Debt	130,478	Income Approach	Discount Rate	10.3%		18.8%		13.8%		Lower
	3,768	Consensus Pricing	Indicative Quotes	89.58		98.83		94.44		Higher
	433	Asset Approach	N/A	—		—		—		N/A
Corporate Bonds
Secured	232,168	Income Approach	Discount Rate	8.4%		20.4%		10.0%		Lower
Unsecured	67,068	Income Approach	Discount Rate	7.6%		12.4%		10.0%		Lower
Collateralized Loan Obligations	860,872	Consensus Pricing	Indicative Quotes	1.58		103.27		95.43		Higher
	982	Income Approach	Discount Rate	20.0%		20.0%		20.0%		Lower
Asset-Backed Securities	129,870	Income Approach	Discount Rate	3.0%		16.7%		8.1%		Lower
	135,639	Consensus Pricing	Indicative Quotes	99.23		76,000.00		22,848.48		Higher
Preferred Stock	225,640	Income Approach	Discount Rate	12.1%		21.0%		14.4%		Lower
	5,051	Market Approach	Comparable Multiple	9.50	x	20.11	x	18.78	x	Higher
Common Stock	60,565	Income Approach	Discount Rate	5.0%		20.5%		20.3%		Lower
	212	Recent Transaction	Transaction Price	100.0%		100.0%		100.0%		Higher
	7,365	Market Approach	Comparable Multiple	2.32	x	21.30	x	10.25	x	Higher
Warrants	12,984	Market Approach	Comparable Multiple	10.25	x	16.00	x	11.36	x	Higher
Total Level 3 Investments	$5,247,380
4. RISK FACTORS
Investment Risks
Portfolio Fair Value Risk
Under the Investment Company Act, the Fund is required to carry its portfolio investments at market value or, if there is no readily available market value, at fair value. There is not a public market for the securities of the privately held companies in which the Fund may invest. Many of the Fund’s investments are not exchange-traded, but are, instead, traded on a privately negotiated over-the-counter (“OTC”) secondary market for institutional investors. The Adviser, as valuation designee, is responsible for the valuation of the Fund’s portfolio investments and implementing the portfolio valuation process set forth in the Adviser’s and the Fund’s valuation policy. Valuations of Fund investments are disclosed quarterly in reports publicly filed with the U.S. Securities and Exchange Commission (“SEC”).
A high proportion of the Fund’s investments relative to its total investments are valued at fair value. Certain factors that may be considered in determining the fair value of the Fund’s investments include dealer quotes for securities traded on the OTC secondary market for institutional investors, the nature and realizable value of any collateral, the portfolio company’s earnings and its ability to make payments on its indebtedness, the markets in which the portfolio company does business, comparison to selected publicly-traded companies, discounted cash flow and other relevant factors. The factors and methodologies used for the valuation of such securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can realize the fair value assigned to a security if it were to sell the security. Such valuations, and particularly valuations of private securities and private companies, are inherently uncertain, and they often reflect only periodic information received by the Adviser about such companies' financial condition and/or business operations, which may be on a lagged basis and

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NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
(amounts in thousands, except share and per share data, unless otherwise indicated)

can be based on estimates. Determinations of fair value may differ materially from the values that would have been used if an exchange-traded market for these securities existed. Investments in private companies are typically governed by privately negotiated credit agreements and covenants, and reporting requirements contained in the agreements may result in a delay in reporting their financial position to lenders, which in turn may result in the Fund’s investments being valued on the basis of this reported information. Further, the Fund is offered on a daily basis and calculates a daily NAV per Share. The Adviser seeks to evaluate on a daily basis material information about the Fund's portfolio companies; however, for the reasons noted herein, the Adviser may not be able to acquire and/or evaluate properly such information on a daily basis. Due to these various factors, the Adviser’s fair value determinations could cause the Fund’s NAV on a valuation day to materially differ from what it would have been had such information been fully incorporated. As a result, investors who purchase shares may receive more or less shares and investors who tender their shares may receive more or less cash proceeds than they otherwise would receive.
Potential Conflicts of Interest Risk—Allocation of Investment Opportunities
The Adviser has adopted allocation procedures that are intended to treat each fund they advise in a manner that, over a period of time, is fair and equitable. The Adviser and its affiliates currently provide investment advisory and administration services and may provide in the future similar services to other entities (collectively, “Advised Funds”). Certain existing Advised Funds have, and future Advised Funds may have, investment objectives similar to those of the Fund, and such Advised Funds will invest in asset classes similar to those targeted by the Fund. Certain other existing Advised Funds do not, and future Advised Funds may not, have similar investment objectives, but such funds may from time to time invest in asset classes similar to those targeted by the Fund. The Adviser will endeavor to allocate investment opportunities in a fair and equitable manner, and in any event consistent with any fiduciary duties owed to the Fund and other clients and in an effort to avoid favoring one client over another and taking into account all relevant facts and circumstances, including (without limitation): (i) differences with respect to available capital, size of client, and remaining life of a client; (ii) differences with respect to investment objectives or current investment strategies, including regarding: (a) current and total return requirements, (b) emphasizing or limiting exposure to the security or type of security in question, (c) diversification, including industry or company exposure, currency and jurisdiction, or (d) rating agency ratings; (iii) differences in risk profile at the time an opportunity becomes available; (iv) the potential transaction and other costs of allocating an opportunity among various clients; (v) potential conflicts of interest, including whether a client has an existing investment in the security in question or the issuer of such security; (vi) the nature of the security or the transaction, including minimum investment amounts and the source of the opportunity; (vii) current and anticipated market and general economic conditions; (viii) existing positions in a borrower/loan/security; and (ix) prior positions in a borrower/loan/security. Nevertheless, it is possible that the Fund may not be given the opportunity to participate in certain investments made by investment funds managed by investment managers affiliated with the Adviser.
Loans
The Fund invests in loans, either through primary issuances or in secondary transactions, including potentially on a synthetic basis. The value of the Fund’s loans may be detrimentally affected to the extent a borrower defaults on its obligations. There can be no assurance that the value assigned by the Adviser can be realized upon liquidation, nor can there be any assurance that any related collateral will retain its value. Furthermore, circumstances could arise (such as in the bankruptcy of a borrower) that could cause the Fund’s security interest in the loan’s collateral to be invalidated. Also, much of the collateral will be subject to restrictions on transfer intended to satisfy securities regulations, which will limit the number of potential purchases if the Fund intends to liquidate such collateral. The amount realizable with respect to a loan may be detrimentally affected if a guarantor, if any, fails to meet its obligations under a guarantee. Finally, there may be a monetary, as well as a time cost involved in collecting on defaulted loans and, if applicable, taking possession of various types of collateral.
The portfolio may include first lien senior secured, second and third lien loans and any other loans.

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NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
(amounts in thousands, except share and per share data, unless otherwise indicated)

Asset-Backed Securities (“ABS”)
ABS are a form of structured debt obligation. In addition to the general risks associated with credit or debt securities discussed herein, ABS are subject to additional risks. While traditional fixed-income securities typically pay a fixed rate of interest until maturity, when the entire principal amount is due, an ABS represents an interest in a pool of assets, such as automobile loans, credit card receivables, home loans, solar loans, unsecured consumer loans or student loans, that has been securitized and provides for monthly payments of interest, at a fixed or floating rate, and principal from the cash flow of these assets. This pool of assets (and any related assets of the issuing entity) is the only source of payment for the ABS. The ability of an ABS issuer to make payments on the ABS, and the timing of such payments, is therefore dependent on collections on these underlying assets. The recoveries on the underlying collateral (if any) may not, in some cases, be sufficient to support payments on these securities, which may result in losses to investors in an ABS. In many circumstances, ABS are not secured by an interest in the related collateral. Credit card receivables, for example, are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer loan laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Generally, obligors may prepay the underlying assets in full or in part at any time, subjecting the Fund to prepayment risk related to the ABS it holds. While the expected repayment streams on ABS are determined by the contractual amortization schedules for the underlying assets, an investor’s yield to maturity on an ABS is uncertain and may be reduced by the rate and speed of prepayments of the underlying assets, which may be influenced by a variety of economic, social and other factors. During periods of declining interest rates, prepayment of loans underlying ABS can be expected to accelerate. Accordingly, the Fund’s ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments. Any prepayments, repurchases, purchases or liquidations of the underlying assets could shorten the average life of the ABS to an extent that cannot be fully predicted. Some ABS may be structured to include a period of rapid amortization triggered by events such as a significant rise in the default rate of the underlying collateral, a sharp drop in the credit enhancement level because of credit losses on the underlying assets, a specified regulatory event or the bankruptcy of the originator. A rapid amortization event will cause any revolving period to end earlier than expected and all collections on the underlying assets will be used to pay principal to investors earlier than expected. In general, the senior most securities will be paid prior to any payments being made on the subordinated securities, and if such payments are made earlier than expected, the Fund's yield on such ABS may be negatively affected.
Collateralized Loan Obligations (“CLOs”)
The Fund invests in CLOs. CLOs are backed by a portfolio of senior secured loans. The Fund’s CLO investments may include senior/mezzanine CLO debt tranches (rated investment grade), mezzanine CLO debt tranches (rated below investment grade or unrated), subordinated CLO equity tranches (unrated), leveraged loans (including warehouse facilities that hold such loans) and vehicles that invest indirectly in CLO securities or leveraged loans. If there are defaults or the relevant collateral otherwise underperforms, scheduled payments to senior tranches of such securities take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches have a priority in right of payment to subordinated/equity tranches. However, it is possible that a senior tranche of a CLO could experience losses, particularly in stressed market conditions, due to defaults, downgrades of the underlying collateral by rating agencies, forced liquidation of the collateral pool, increased sensitivity to defaults due to collateral default, market anticipation of defaults and investor aversion to CLO securities as an asset class. In light of the above, CLOs may therefore present risks similar to those of other types of debt obligations and, in fact, such risks may be of greater significance in the case of CLOs depending upon the Fund’s ranking in the capital structure. In certain cases, losses may equal the total amount of the Fund’s principal investment. Investments in structured vehicles, including equity and junior debt securities issued by CLOs, involve risks, including credit risk and market risk. Changes in interest rates and credit quality may cause significant price fluctuations. In addition to the general risks associated with investing in debt securities, CLO securities carry additional risks, including: (1) the possibility that distributions from collateral assets will not be adequate to make interest or other payments; (2) the quality of the collateral may decline in value or default; (3) investments in CLO equity and junior debt tranches will likely be subordinate in right of payment to other senior classes of CLO debt; and (4) the complex structure of a particular security may be subject to different interpretations and may produce disputes with the issuer or unexpected investment results, especially during times of market stress or volatility. Additionally, changes in the collateral held by a CLO may cause payments on the instruments held by the Fund to be reduced, either temporarily or permanently.

CARLYLE TACTICAL PRIVATE CREDIT FUND
NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
(amounts in thousands, except share and per share data, unless otherwise indicated)

Securities on a When-Issued or Forward Commitment Basis
The Fund may purchase securities on a “when-issued” basis and may purchase or sell securities on a “forward commitment” basis to acquire the security or to hedge against anticipated changes in interest rates and prices. When such transactions are negotiated, the price is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but the Fund will enter into when-issued and forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. If the Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it might incur a gain or loss. There is always a risk that the securities may not be delivered and that the Fund may incur a loss. Settlements in the ordinary course, which may take substantially more than five business days, are not treated by the Fund as when-issued or forward commitment transactions. The settlements of secondary market purchases of senior loans in the ordinary course, on a settlement date beyond the period expected by loan market participants are subject to delayed compensation. Furthermore, the purchase of a senior loan in the secondary market is typically negotiated and finalized pursuant to a binding trade confirmation, and therefore, the risk of non-delivery of the security to the Fund is reduced or eliminated when compared with such risk when investing in when-issued or forward commitment securities.
Covenant-Lite Loans Risk
Some of the loans in which the Fund may invest may be “covenant-lite” loans. “Covenant-lite” loans refer generally to loans that do not have a complete set of financial maintenance covenants. Generally, “covenant-lite” loans provide borrower companies more freedom to negatively impact lenders because their covenants are incurrence-based, which means they are only tested and can only be breached following an affirmative action of the borrower, rather than by a deterioration in the borrower’s financial condition. Accordingly, to the extent the Fund invests in “covenant-lite” loans, the Fund may have fewer rights against a borrower and may have a greater risk of loss on such investments as compared to investments in or exposure to loans with financial maintenance covenants.
Equity Security Risk
Stocks and other equity securities fluctuate in price and the value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.
Risks of Foreign Investing
The Fund may make investments in non-U.S. entities, including issuers in emerging markets. The Fund expects that its investment in non-U.S. issuers will be made primarily in securities that are foreign currency denominated. Some non-U.S. securities may be less liquid and more volatile than securities of comparable U.S. issuers.
Real Assets Investments Risk
The Fund may invest a portion of its assets in securities and credit instruments associated with real assets, including infrastructure and aviation, which have historically experienced substantial price volatility. The value of companies engaged in these industries is affected by (i) changes in general economic and market conditions; (ii) the destruction of real assets, catastrophic events (such as earthquakes, wildfires, floods, hurricanes, tornadoes, man-made disasters, and terrorist acts) and other public crises and relief responses; (iii) changes in environmental, governmental and other regulations; (iv) risks related to local economic conditions, overbuilding and increased competition; (v) increases in property taxes and operating expenses; (vi) changes in zoning laws; (vii) casualty and condemnation losses;

CARLYLE TACTICAL PRIVATE CREDIT FUND
NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
(amounts in thousands, except share and per share data, unless otherwise indicated)

(viii) surplus capacity and depletion concerns; (ix) the availability of financing; and (x) changes in interest rates and leverage. In addition, the availability of attractive financing and refinancing typically plays a critical role in the success of these investments. As a result, such investments are subject to credit risk because borrowers may be delinquent in payment or default. Borrower delinquency and default rates may be significantly higher than estimated. The Adviser’s assessment, or a rating agency’s assessment, of borrower credit quality may prove to be overly optimistic. The value of securities in these industries may go through cycles of relative under-performance and over-performance in comparison to equity securities markets in general.
Real Estate Investments Risk
The Fund may invest a portion of its assets in securities and credit instruments of companies in the real estate industry, which has historically experienced substantial price volatility. The value of companies engaged in the real estate industry is affected by (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing; and (ix) changes in interest rates and leverage. In addition, the availability of attractive financing and refinancing typically plays a critical role in the success of real estate investments. As a result, such investments are subject to credit risk because borrowers may be delinquent in payment or default. Borrower delinquency and default rates may be significantly higher than estimated. The Adviser’s assessment, or a rating agency’s assessment, of borrower credit quality may prove to be overly optimistic. The value of securities in this industry may go through cycles of relative under-performance and over-performance in comparison to equity securities markets in general.
Interest Rate Swaps Risk
The Fund may enter into interest rate swap agreements with another party to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) to protect itself from interest rate fluctuations. This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s) for a specified amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk.
Corporate Bond Risk
Corporate bonds are debt obligations issued by corporations and other business entities. Corporate bonds may be either secured or unsecured. Collateral used for secured debt includes real property, machinery, equipment, accounts receivable, stocks, bonds or notes. If a bond is unsecured, it is known as a debenture. Bondholders, as creditors, have a prior legal claim over common and preferred stockholders as to both income and assets of the corporation for the principal and interest due them and may have a prior claim over other creditors if liens or mortgages are involved. Interest on corporate bonds may be fixed or floating, or the bonds may be zero coupons. Interest on corporate bonds is typically paid semi-annually and is fully taxable to the bondholder. Corporate bonds contain elements of both interest-rate risk and credit risk and are subject to the risks associated with other debt securities, among other risks. The market value of a corporate bond generally may be expected to rise and fall inversely with interest rates and may also be affected by the credit rating of the corporation, the corporation’s performance and perceptions of the corporation in the marketplace. Depending on the nature of the seniority provisions, a senior corporate bond may be junior to other credit securities of the issuer. The market value of a corporate bond may be affected by factors directly related to the issuer, such as investors’ perceptions of the creditworthiness of the issuer, the issuer’s financial performance, perceptions of the issuer in the marketplace, performance of management of the issuer, the issuer’s capital structure and use of financial leverage and demand for the issuer’s goods and services. There is a risk that the issuers of corporate bonds may not be able to meet their obligations on interest or principal payments at the time called for by an instrument. Corporate bonds of below investment grade quality are often high risk and have speculative characteristics and may be particularly susceptible to adverse issuer-specific developments.

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NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
(amounts in thousands, except share and per share data, unless otherwise indicated)

Market Risks
The success of the Fund’s activities will be affected by general economic and market conditions, such as interest rates, availability of credit, credit defaults, inflation rates, economic uncertainty, changes in laws (including laws relating to taxation of the Fund’s investments), trade barriers, the imposition of tariffs, currency exchange controls, disease outbreaks, pandemics, and national and international political, environmental and socioeconomic circumstances (including wars, terrorist acts or security operations). In addition, the current U.S. political environment and the resulting uncertainties regarding actual and potential shifts in U.S. foreign investment, trade, taxation, economic, environmental and other policies under the current Administration, as well as the impact of heightened geopolitical tensions (including those between the United States and China, Taiwan and mainland China, Israel and Iran and the Axis of Resistance, and between Ukraine and Russia) or other systemic issues or industry-specific economic disruptions, could lead to disruption, instability and volatility in the global markets. The U.S. government may renegotiate some of its global trade relationships with foreign governments and may impose or threaten to impose significant tariffs. The imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response to such actions) could lead to price volatility and overall declines in the U.S. and global investment markets. Unfavorable economic conditions also would be expected to increase our funding costs, limit our access to the capital markets or result in a decision by lenders not to extend credit to us.
Economic sanctions may be, and have been, imposed against certain countries, organizations, companies, entities and/or individuals. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Fund’s investments in such securities less liquid or more difficult to value. Such sanctions may also cause a decline in the value of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country. In addition, as a result of economic sanctions and other similar governmental actions or developments, the Fund may be forced to sell or otherwise dispose of foreign investments at inopportune times or prices.
Current and historic market turmoil has illustrated that market environments may, at any time, be characterized by uncertainty, volatility and instability. Serious economic disruptions may result in governmental authorities and regulators enacting significant fiscal and monetary policy changes, including by providing direct capital infusions into companies, introducing new monetary programs and considerably increasing or lowering interest rates, which, in some cases resulted in negative interest rates.
U.S. and global markets have also experienced increased volatility as a result of the failures of certain U.S. and non-U.S. banks, which could be harmful to the Fund and issuers in which it invests. For example, if a bank in which the Fund or issuer has an account fails, any cash or other assets in bank accounts may be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to the Fund or an issuer fails, the Fund or the issuer could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms. Even if banks used by the Fund and issuers in which the Fund invests remain solvent, continued volatility in the banking sector could cause or intensify an economic recession, increase the costs of banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking industry or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Fund and issuers in which it invests.
Inflation Risk
Inflation risk is the risk that the value of certain assets or income from the Fund’s investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of investments and distributions can decline. Therefore, the income generated by debt investments may not keep pace with inflation. In addition, during any periods of rising inflation, the dividend rates or borrowing costs associated with the Fund’s use of leverage would likely increase, which would tend to further reduce returns to shareholders. Furthermore, actions by governments and central banking authorities can result in changes in interest rates. Periods of higher inflation could cause such authorities to raise interest rates, and vice versa, which may adversely impact the Fund and its investments.

CARLYLE TACTICAL PRIVATE CREDIT FUND
NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
(amounts in thousands, except share and per share data, unless otherwise indicated)

Interest Rate Risk
As of September 30, 2025, on a fair value basis, approximately 10% of the Fund’s debt investments bear interest at a fixed rate and approximately 90% of the Fund’s debt investments bear interest at a floating rate, which primarily are subject to interest rate floors. Interest rates on the investments held within the Fund’s portfolio of investments are typically based on floating SOFR, with many of these investments also having a SOFR floor. Additionally, the Fund’s credit facilities are also subject to floating interest rates and are currently paid based on floating EURIBOR, SOFR and SONIA rates.
General interest rate fluctuations and changes in credit spreads on floating rate loans may have a substantial negative impact on the Fund’s investments and investment opportunities and, accordingly, may have a material adverse effect on the Fund’s rate of return on invested capital, the Fund’s net investment income and the Fund’s NAV.
The Fund may be exposed to medium- to long-term spread duration securities. Longer spread duration securities have a greater adverse price impact to increases in interest rates.
The Adviser regularly measures exposure to interest rate risk. Interest rate risk is assessed on an ongoing basis by comparing the Fund’s interest rate sensitive assets to its interest rate sensitive liabilities. Based on that review, the Adviser determines whether or not any hedging transactions are necessary to mitigate exposure to changes in interest rates.
Payment-in-Kind (“PIK”) Income Risk
The Fund may hold investments that result in PIK interest income or PIK dividends. PIK income creates the risk that incentive fees will be paid to the Adviser based on non-cash accruals that ultimately may not be realized, while the Adviser will be under no obligation to reimburse the Fund for these fees. PIK income may have a negative impact on liquidity, as it represents a non-cash component of the Fund’s taxable income that may require cash distributions to shareholders in order to maintain the Fund’s ability to be subject to tax as a RIC. PIK income has the effect of generating investment income at a compounding rate, thereby further increasing the incentive fees payable to the Adviser. Similarly, all things being equal, the deferral associated with PIK income also increases the loan-to-value ratio at a compounding rate. The market prices of PIK securities generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturities and credit quality. Because PIK income results in an increase in the size of the PIK securities held, the Fund’s exposure to potential losses increases when a security pays PIK income.
Unitranche Loans
Unitranche loans provide leverage levels comparable to a combination of first lien and second lien or subordinated loans. From the perspective of a lender, in addition to making a single loan, a unitranche loan may allow the lender to choose to participate in the “first out” tranche, which will generally receive priority with respect to payments of principal, interest and any other amounts due, or to choose to participate only in the “last out” tranche, which is generally paid after the “first out” tranche is paid. The Fund intends to participate in “first out” and “last out” tranches of unitranche loans and make single unitranche loans.
Regulatory Risk
Government regulation and/or intervention may change the way the Fund is regulated, affect the expenses incurred directly by the Fund, affect the value of its investments and limit the Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects. In addition to exposing the Fund to potential new costs and expenses, additional regulation or changes to existing regulation may also require changes to the Fund’s investment practices.

CARLYLE TACTICAL PRIVATE CREDIT FUND
NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
(amounts in thousands, except share and per share data, unless otherwise indicated)

Credit Risk
Credit risk relates to the ability of the borrower under an instrument to make interest and principal payments as they become due. The Fund’s investments in loans and other debt instruments are subject to risk of missing an interest and/or principal payment.
Credit Spread Risk
Credit spread risk is the risk that credit spreads (i.e., the difference in yield between securities that is due to differences in their credit quality) may increase when the market expects below-investment-grade bonds to default more frequently. Widening credit spreads may quickly reduce the market values of below-investment-grade and unrated securities. In recent years, the U.S. capital markets experienced extreme volatility and disruption following the spread of COVID-19, the impact of heightened geopolitical tensions (including those between the United States and China, Taiwan and mainland China, Israel and Iran and the Axis of Resistance, and between Ukraine and Russia) and other economic disruptions, which increased the spread between yields realized on risk-free and higher risk securities, resulting in illiquidity in parts of the capital markets. Central banks and governments played a key role in reintroducing liquidity to parts of the capital markets. Future exits of these financial institutions from the market may reintroduce temporary illiquidity. These and future market disruptions and/or illiquidity would be expected to have an adverse effect on the Fund’s business, financial condition, results of operations and cash flows.
Prepayment Risk
Prepayment risk relates to the early repayment of principal on a loan or debt security. Loans are generally callable at any time, and certain loans may be callable at any time at no premium to par. Having the loan or other debt instrument called early may have the effect of reducing the Fund’s actual investment income below its expected investment income if the capital returned cannot be invested in transactions with equal or greater yields.
Volatility Risk
Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.
Equity Risk
Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Foreign Exchange Rate Risk
Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.
Currency Hedging Risk
The Adviser may seek to hedge all or a portion of the Fund’s foreign currency risk. For example, the Fund may enter into foreign currency forward contracts to reduce the Fund’s exposure to foreign currency exchange rate fluctuations in the value of foreign currencies. In a foreign currency forward contract, the Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. Forward foreign currency contracts are marked-to-market at the applicable forward rate. There is no guarantee that it will be practical to hedge currency risks or that any efforts to do so will be successful. The use of foreign currency forward contracts is a highly specialized activity that involves investment techniques and risks different from those associated with investments in

CARLYLE TACTICAL PRIVATE CREDIT FUND
NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
(amounts in thousands, except share and per share data, unless otherwise indicated)

more traditional securities and instruments, and there is no guarantee that the use of foreign currency forward contracts will achieve their intended result. If the Adviser is incorrect in its expectation of the timing or level of fluctuation in securities prices, currency prices or other variables, the use of foreign currency forward contracts could result in losses, which in some cases may be significant. A lack of correlation between changes in the value of foreign currency forward contracts and the value of the portfolio assets (if any) being hedged could also result in losses.
Cybersecurity Risk
Cybersecurity incidents and cyber-attacks have been occurring globally at a more frequent and severe level and will likely continue to increase in frequency in the future. The Adviser faces various security threats on a regular basis, including ongoing cyber security threats to and attacks on its information technology infrastructure that are intended to gain access to its proprietary information, destroy data or disable, degrade or sabotage its systems. These security threats could originate from a wide variety of sources, including unknown third parties outside of the Adviser. Recent geopolitical tensions may have increased the scale and sophistication of deliberate cyber attacks and other disruptions, particularly from nation-states or entities with nation-state backing. Although the Adviser is not currently aware that it has been subject to cyber-attacks or other cyber incidents which, individually or in the aggregate, have materially affected its operations or financial condition, there can be no assurance that the various procedures and controls utilized to mitigate these threats will be sufficient to prevent disruptions to its systems.
5. COMMITMENTS AND CONTINGENCIES
As of September 30, 2025, the Fund had unfunded commitments to fund delayed draw and revolving debt of $472,758 and $126,413, respectively, along with equity investments of $5,839. The fair value of the unfunded positions is included in the investments at fair value on the Consolidated Schedule of Investments.

Investments	Type	Footnote	Unused Rate	Par / Principal Amount	Fair Value
1251 Insurance Distribution Platform Payco, LP	Revolver		0.50%	$2,060	$(12)
222 North Miami, LLC	Delayed Draw		—%	1,150	23
520 Mezz Owner 2, LLC	Delayed Draw		—%	5,734	29
AAH Topco, LLC	Delayed Draw		1.00%	893	(5)
Advanced Web Technologies Holding Company	Delayed Draw		1.00%	1,232	(1)
Advanced Web Technologies Holding Company	Revolver		0.50%	751	(1)
Align Precision Group, LLC	Delayed Draw		1.00%	412	—
Alpine Acquisition Corp. II	Revolver		0.50%	695	(353)
AmpersCap LLC	Delayed Draw		1.00%	35,275	(361)
AP Plastics Acquisition Holdings, LLC	Delayed Draw		1.00%	580	—
AP Plastics Acquisition Holdings, LLC	Revolver		0.50%	220	—
Apex Companies Holdings, LLC	Delayed Draw		1.00%	4,071	(2)
Applied Technical Services, LLC	Delayed Draw		2.00%	554	(3)
Applied Technical Services, LLC	Delayed Draw		1.00%	1,260	(7)
Applied Technical Services, LLC	Revolver		0.50%	2,117	(12)
Appriss Health, LLC	Revolver		0.50%	965	—
Artifact Bidco, Inc.	Delayed Draw		0.50%	4,310	22
Artifact Bidco, Inc.	Revolver		0.35%	3,079	—
Ascend Buyer, LLC	Revolver		0.50%	2,448	(7)
Associations, Inc.	Delayed Draw		—%	1,888	9
Associations, Inc.	Revolver		0.50%	2,441	—
Athlete Buyer, LLC	Delayed Draw		1.00%	10,786	(1,342)
Athlete Buyer, LLC	Revolver		0.50%	569	(71)
Atlas US Finco, Inc.	Revolver		0.50%	1,740	—
AuditBoard, Inc.	Delayed Draw		0.75%	7,143	(34)
AuditBoard, Inc.	Revolver		0.50%	2,857	(13)
Azurite Intermediate Holdings, Inc.	Revolver		0.50%	2,385	—
Bedford Beverly B, LLC	Delayed Draw		—%	6,692	—

CARLYLE TACTICAL PRIVATE CREDIT FUND
NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
(amounts in thousands, except share and per share data, unless otherwise indicated)

Investments	Type	Footnote	Unused Rate	Par / Principal Amount	Fair Value
Bianalisi S.p.A.	Delayed Draw	(1)	1.25%	10,415	(208)
Big Bus Tours Bidco Ltd.	Delayed Draw		1.50%	1,833	(50)
Bingo Group Buyer, Inc.	Delayed Draw		0.75%	459	—
Bingo Group Buyer, Inc.	Revolver		0.50%	993	—
Birsa S.p.A.	Delayed Draw	(1)	1.25%	9,311	(140)
BradyPLUS Holdings, LLC	Delayed Draw		1.00%	523	—
Bullhorn, Inc.	Delayed Draw		1.00%	1,387	(8)
Bullhorn, Inc.	Revolver		0.50%	1,198	(7)
Celerion Buyer, Inc.	Delayed Draw		1.00%	249	1
Celerion Buyer, Inc.	Revolver		0.50%	125	—
Cliffwater LLC	Revolver		0.50%	2,599	(10)
Clydesdale Acquisition Holdings, Inc.	Delayed Draw		—%	150	—
CoreWeave Compute Acquisition Co., IV, LLC	Delayed Draw		—%	29,317	(439)
Coupa Holdings, LLC	Delayed Draw		1.00%	578	3
Coupa Holdings, LLC	Revolver		0.50%	443	—
CST Holding Company	Revolver		0.50%	235	1
Dance Midco S.a.r.l.	Delayed Draw	(1)	1.00%	14,447	(144)
Deerfield Dakota Holding, LLC	Revolver		0.50%	5,555	(56)
Denali Intermediate Holdings, Inc.	Revolver		0.50%	719	(7)
Denali Midco 2, LLC	Delayed Draw		2.00%	11,683	(59)
Diligent Corporation	Delayed Draw		1.00%	5,160	26
Diligent Corporation	Revolver		0.50%	3,061	—
Dwyer Instruments, Inc.	Delayed Draw		1.00%	2,842	—
Dwyer Instruments, Inc.	Revolver		0.50%	4,972	—
Einstein Parent, Inc.	Revolver		0.50%	4,713	(110)
Ellkay, LLC	Revolver		0.50%	1,071	—
Embark Intermediate Holdings, LLC	Delayed Draw		1.00%	4,762	(48)
Embark Intermediate Holdings, LLC	Revolver		0.50%	1,190	(12)
Enkindle Ltd.	Delayed Draw	(1)	1.00%	8,762	(219)
Enverus Holdings, Inc.	Delayed Draw		1.00%	259	(1)
Enverus Holdings, Inc.	Revolver		0.50%	1,423	(4)
Espresso Bidco Inc.	Delayed Draw		0.50%	6,422	(33)
Espresso Bidco Inc.	Revolver		0.50%	2,854	(15)
Essential Services Holding Corp.	Delayed Draw		1.00%	5,948	(13)
Essential Services Holding Corp.	Revolver		0.50%	2,974	(7)
Excel Fitness Holdings, Inc.	Delayed Draw		1.00%	1,869	—
Excel Fitness Holdings, Inc.	Revolver		0.50%	891	—
Excelitas Technologies Corp.	Delayed Draw		1.00%	7,411	—
Excelitas Technologies Corp.	Revolver		0.38%	1,940	—
FPG Intermediate Holdco, LLC	Delayed Draw		—%	5	—
Fullsteam Operations LLC	Delayed Draw		1.00%	2,721	(27)
Fullsteam Operations LLC	Revolver		0.50%	907	(9)
Galileo Parent, Inc.	Revolver		0.50%	2,474	—
Greenhouse Software, Inc.	Revolver		0.50%	802	—
GS AcquisitionCo, Inc.	Delayed Draw		1.00%	294	—
GS AcquisitionCo, Inc.	Revolver		0.50%	435	—
Guggenheim Investments Private Debt Fund IV Rated Note Feeder, LLC	Delayed Draw		0.50%	10,289	(155)
Gymspa SAS	Delayed Draw	(1)	1.80%	1,625	(33)
Hadrian Acquisition Limited	Delayed Draw	(1)	2.33%	10,726	54
Heartland Home Services, Inc.	Revolver		0.50%	403	(12)
Hercules Borrower, LLC	Revolver		0.50%	720	2
Holding Argon	Delayed Draw	(1)	1.00%	13,945	(139)

CARLYLE TACTICAL PRIVATE CREDIT FUND
NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
(amounts in thousands, except share and per share data, unless otherwise indicated)

Investments	Type	Footnote	Unused Rate	Par / Principal Amount	Fair Value
Hoosier Intermediate, LLC	Revolver		0.38%	1,800	—
HS Spa Holdings Inc.	Revolver		0.50%	978	(6)
Hyphen Solutions, LLC	Delayed Draw		—%	837	(4)
Hyphen Solutions, LLC	Revolver		0.50%	502	(3)
IceFall Parent, Inc.	Revolver		0.25%	1,240	—
iCIMS, Inc.	Revolver		0.50%	1,756	(33)
IG Investments Holdings, LLC	Revolver		0.50%	325	(1)
IQN Holding Corp.	Revolver		0.38%	253	(2)
Janney Montgomery Scott, LLC	Delayed Draw		1.63%	929	2
L Catterton Direct Lending Fund Rated Feeder LP	Delayed Draw		—%	27,090	(110)
LDS Intermediate Holdings, LLC	Delayed Draw		1.00%	8,927	(89)
LDS Intermediate Holdings, LLC	Revolver		0.50%	4,155	(12)
Lofty Brickell LLC	Delayed Draw		0.50%	30,405	(303)
Material Holdings, LLC	Delayed Draw		—%	1,439	—
Material Holdings, LLC	Revolver		—%	144	—
Medical Manufacturing Technologies, LLC	Revolver		0.50%	2,603	—
Merative LP	Delayed Draw		—%	5,647	(28)
Merative LP	Revolver		0.50%	4,941	(25)
Monarch Buyer, Inc.	Delayed Draw		0.50%	7,214	(73)
Monarch Buyer, Inc.	Revolver		0.50%	3,246	(33)
More Cowbell II, LLC	Delayed Draw		0.50%	1,112	—
More Cowbell II, LLC	Revolver		0.50%	2,113	—
Nader Upside 2 S.a.r.l.	Delayed Draw	(1)	—%	17,924	(448)
NEFCO Holding Company, LLC	Delayed Draw		1.00%	1,551	—
NEFCO Holding Company, LLC	Revolver		0.50%	2,619	—
North Haven Fairway Buyer, LLC	Revolver		0.50%	504	(4)
North Haven Fairway Buyer, LLC	Delayed Draw		1.00%	4,508	(36)
Nuzoa Bidco, S.L.U.	Delayed Draw	(1)	1.25%	3,383	(68)
Oak Purchaser, Inc.	Delayed Draw		0.50%	2,627	(28)
Oak Purchaser, Inc.	Revolver		0.50%	824	(2)
OnePoint SAS	Delayed Draw	(1)	2.20%	10,139	(75)
Optimizely North America, Inc.	Revolver		0.50%	1,023	(1)
Orthrus Ltd.	Delayed Draw	(1)	0.50%	2,264	(23)
PAM Bidco Ltd.	Delayed Draw	(1)	3.23%	3,265	(33)
PAM Bidco Ltd.	Delayed Draw	(1)	2.19%	11,179	(140)
PDI TA Holdings, Inc.	Revolver		0.50%	1,390	(16)
PF Atlantic Holdco 2, LLC	Delayed Draw		1.00%	5,683	—
PF Atlantic Holdco 2, LLC	Revolver		0.50%	1,724	—
Pinnacle Buyer, LLC	Delayed Draw		—%	—	—
Portugal Street East Limited	Delayed Draw	(1)	2.00%	7,318	—
PPV Intermediate Holdings, LLC	Delayed Draw		1.00%	7,901	—
Prophix Software Inc.	Delayed Draw		—%	1,912	(5)
Prophix Software Inc.	Revolver		0.50%	836	(2)
Propio LS, LLC	Revolver		0.50%	81	—
PXO Holdings I Corp.	Revolver		0.50%	1,085	(18)
QBS Parent, Inc.	Delayed Draw		—%	5,288	24
QBS Parent, Inc.	Revolver		0.50%	5,227	—
Radwell Parent LLC	Delayed Draw		0.50%	1,979	—
Radwell Parent LLC	Revolver		0.38%	1,023	—
Raven Acquisition Holdings, LLC	Delayed Draw		0.50%	556	—
RFS OpCo, LLC	Delayed Draw		1.00%	3,035	(17)
Rialto Management Group, LLC	Revolver		0.50%	541	—
Rome Bidco Ltd.	Delayed Draw	(1)	2.71%	783	27

CARLYLE TACTICAL PRIVATE CREDIT FUND
NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
(amounts in thousands, except share and per share data, unless otherwise indicated)

Investments	Type	Footnote	Unused Rate	Par / Principal Amount	Fair Value
Rotation Buyer, LLC	Delayed Draw		1.00%	1,692	(14)
Rotation Buyer, LLC	Revolver		0.50%	672	(5)
Santiago Holdings, LP	Equity	(2)	—%	181	(34)
Savor Acquisition, Inc.	Delayed Draw		—%	259	1
SCP Eye Care HoldCo, LLC	Delayed Draw		1.00%	471	—
SCP Eye Care HoldCo, LLC	Revolver		0.50%	19	—
Seahawk Bidco, LLC	Delayed Draw		1.00%	4,304	6
Seahawk Bidco, LLC	Revolver		0.50%	3,499	—
Sigma Irish AcquiCo Ltd.	Delayed Draw		0.50%	3,859	(58)
Smarsh, Inc.	Delayed Draw		1.00%	1,020	5
Smarsh, Inc.	Revolver		0.50%	551	—
Speedstar Holding, LLC	Delayed Draw		1.00%	1,314	(25)
Spotless Brands, LLC	Delayed Draw		1.00%	14,822	(74)
Spotless Brands, LLC	Revolver		0.50%	658	—
Tank Holding Corp.	Revolver		0.38%	1,655	(44)
The Chartis Group, LLC	Delayed Draw		1.00%	9,560	—
The Chartis Group, LLC	Revolver		0.50%	4,780	42
Total Power Limited	Delayed Draw	(1)	1.00%	1,481	(11)
Total Power Limited	Revolver	(1)	0.50%	1,677	(13)
Tufin Software North America, Inc.	Revolver		0.50%	3,100	(3)
United Flow Technologies Intermediate Holdco II, LLC	Delayed Draw		1.00%	7,143	1
United Flow Technologies Intermediate Holdco II, LLC	Revolver		0.50%	1,117	—
Vensure Employer Services, Inc.	Delayed Draw		0.50%	4,916	(40)
Whitney Merger Sub, Inc.	Revolver		0.50%	2,448	(24)
Wineshipping.com, LLC	Delayed Draw		—%	1,611	(416)
Wineshipping.com, LLC	Revolver		0.50%	238	(62)
YLG Holdings, Inc.	Delayed Draw		0.50%	39	—
YLG Holdings, Inc.	Revolver		0.50%	42	—
Zippy Shell Incorporated	Equity	(3)	—%	5,658	(113)
Total Unfunded Commitments				$605,010	$(6,485)
(1) Par / Principal Amount is converted to USD using the applicable exchange rate: USD/CAD of 1.39, USD/EUR of 0.85, or USD/GBP of 0.74.
(2) Par / Principal Amount is based on the issuance price of $1.00 per share.
(3) Par / Principal Amount is based on the issuance price of $56.34 per share.
The Fund’s organizational documents provide current and former Trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered to be remote.
6. SUBSEQUENT EVENTS
Subsequent events have been evaluated through the date the consolidated schedule of investments was issued. There have been no subsequent events that require recognition or disclosure through the date the consolidated schedule of investments was issued, except as disclosed below.

CARLYLE TACTICAL PRIVATE CREDIT FUND
NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
(amounts in thousands, except share and per share data, unless otherwise indicated)

The Fund commenced a quarterly repurchase offer beginning on August 26, 2025 and ending on October 7, 2025 (the “Repurchase Pricing Date”). The following table summarizes the share repurchases completed following the Repurchase Pricing Date.

Repurchase Pricing Date	Shares Repurchased	Purchase Price per Share	Aggregate Consideration for Repurchased Shares	Size of Repurchase Offer	% of Outstanding Shares Offered to be Repurchased	% of Outstanding Shares Repurchased
October 7, 2025	17,341,562	$8.39	$145,547	27,701,772	5.00%	3.13%